Vanguard® Limited-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of July 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.7%)
Alabama (4.4%)
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/26	1,250	1,310
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/27	1,410	1,503
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/28	1,365	1,482
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/29	2,230	2,459
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/27	760	817
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/27	10,000	10,160
	Auburn University College & University Revenue	3.250%	6/1/31	390	380
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	300	304
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	450	474
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	1,510	1,622
	Birmingham Water Works Board Water Revenue	5.000%	1/1/25	400	410
	Birmingham Water Works Board Water Revenue, Prere.	4.000%	1/1/27	1,000	1,038
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	3.000%	7/1/26	1,470	1,440
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/23	2,900	2,899
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/23	230	230
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/23	7,380	7,401
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/24	215	215
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/24	4,135	4,126
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/24	250	249
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/25	250	249
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/25	4,265	4,251
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/25	740	738

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/26	1,000	998
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/26	4,435	4,408
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/26	2,500	2,499
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/27	1,250	1,252
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/27	4,785	4,730
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/27	2,300	2,307
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/28	2,575	2,587
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	10/1/28	1,015	1,063
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/28	2,750	2,766
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/23	850	849
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/24	2,005	2,001
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/25	2,975	2,960
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/26	3,095	3,074
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/27	3,220	3,188
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/28	6,770	6,667
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/29	6,975	6,836
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	12/1/28	11,590	12,221
[2]	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	2/1/29	33,000	34,746
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4)	4.000%	6/1/25	520	519
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	98,435	97,983
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/23	400	400
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/24	350	350
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	4/1/25	1,000	1,000
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	4/1/26	775	774
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	28,125	27,953
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6)	4.000%	12/1/23	875	874
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6)	4.000%	12/1/24	875	874
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6)	4.000%	12/1/25	1,500	1,494
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6)	4.000%	12/1/26	3,095	3,066
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/23	82,165	82,137

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/27	58,105	57,883
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/27	52,570	51,892
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	6/1/29	15,145	15,900
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	10/1/30	20,500	21,611
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	12/1/30	41,350	44,247
	Black Belt Energy Gas District Natural Gas Revenue PUT (Gas Project)	4.000%	12/1/26	70,975	70,085
	Black Belt Energy Gas District Natural Gas Revenue PUT (Gas Project)	4.000%	12/1/29	85,560	83,510
	Black Belt Energy Gas District Natural Gas Revenue PUT (Project No. 6)	4.000%	12/1/26	69,480	68,778
	Black Belt Energy Gas District Natural Gas Revenue PUT (Project No. 6)	5.000%	6/1/28	88,535	91,870
[3]	Black Belt Energy Gas District Natural Gas Revenue, 67% of 1M USD LIBOR + 0.900%	4.387%	12/1/48	39,380	39,360
[3]	Black Belt Energy Gas District Natural Gas Revenue, SIFMA Municipal Swap Index Yield + 0.620%	4.600%	12/1/48	17,500	17,481
[4]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/23	225	225
[4]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/24	245	248
[4]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/25	210	215
[4]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/26	975	1,015
[4]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/27	1,100	1,164
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	675	677
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	690	701
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	675	695
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,480	1,547
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,570	1,668
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,855	1,998
	Homewood AL GO, Prere.	5.250%	9/1/26	12,500	13,330
	Houston County Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	3,050	3,078
	Houston County Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,000	1,021
	Houston County Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,090	2,129
	Huntsville AL GO, Prere.	5.000%	11/1/23	1,400	1,406
	Huntsville AL GO, Prere.	5.000%	11/1/23	1,195	1,200
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	445	452
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	210	216

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Jacksonville State University College & University Revenue	4.000%	12/1/26	550	559
	Jacksonville State University College & University Revenue	4.000%	12/1/27	1,000	1,024
	Jacksonville State University College & University Revenue	5.000%	12/1/28	1,545	1,669
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/23	2,500	2,504
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/32	1,000	1,048
[4,5]	Jefferson County AL Sewer Revenue, 6.600% coupon rate effective 10/1/23	0.000%	10/1/42	21,325	22,217
[4,5]	Jefferson County AL Sewer Revenue, 6.900% coupon rate effective 10/1/23	0.000%	10/1/50	10,000	10,415
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	50,925	50,527
	Mobile Alabama Industrial Development Board Industrial Revenue GO PUT	3.780%	6/16/26	4,455	4,454
	Mobile Alabama Industrial Development Board Industrial Revenue PUT	1.000%	6/26/25	9,500	9,014
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/24	1,725	1,740
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/25	4,150	4,259
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/26	3,165	3,299
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/27	4,015	4,179
	Montgomery AL GO	3.000%	12/1/24	205	204
	Montgomery AL GO	3.000%	12/1/25	500	496
	Montgomery AL GO	3.000%	12/1/26	265	262
	Montgomery AL GO	3.000%	12/1/27	925	916
	Montgomery AL GO	3.000%	12/1/28	1,850	1,835
	Mountain Brook Board of Education GO	4.000%	3/1/25	140	142
	Mountain Brook Board of Education GO	4.000%	3/1/27	200	207
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	4.000%	4/1/24	69,115	69,019
[3]	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1), SIFMA Municipal Swap Index Yield + 0.650%	4.630%	4/1/49	1,000	999
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	4.000%	6/1/24	2,500	2,497
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	4.000%	6/1/24	41,985	41,886
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/23	225	225
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/24	1,425	1,424
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/25	560	559
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/26	700	697
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/27	3,055	3,030
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/28	4,825	4,760
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	6/1/24	520	520
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	6/1/25	875	874
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	6/1/26	750	750

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	6/1/27	2,420	2,427
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	6/1/28	3,985	3,987
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3)	5.250%	12/1/28	2,910	3,077
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3)	5.250%	6/1/29	2,810	2,973
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3)	5.250%	12/1/29	6,045	6,380
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT (Project No. 1)	4.000%	10/1/28	19,160	18,868
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT (Project No. 3)	5.500%	12/1/29	15,480	16,493
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT (Project No. 4)	5.000%	8/1/28	17,860	18,425
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT (Project No. 5)	5.250%	7/1/29	48,435	50,593
[1]	Troy University College & University Revenue	5.000%	11/1/23	735	738
[1]	Troy University College & University Revenue	5.000%	11/1/25	1,425	1,478
	Tuscaloosa County Board of Education Special Tax Revenue	5.000%	2/1/24	150	151
	Tuscaloosa County Board of Education Special Tax Revenue	5.000%	2/1/27	290	309
[1]	Tuscaloosa Public Educational Building Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	3,845	3,899
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	1,000	1,001
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,100	1,119
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	1,260	1,303
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	2,000	2,106
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,100	1,155
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	2,380	2,496
[1]	University of South Alabama College & University Revenue	5.000%	10/1/23	500	501
[1]	University of South Alabama College & University Revenue	5.000%	10/1/24	525	534
[4]	University of South Alabama College & University Revenue	4.000%	4/1/25	425	428
[4]	University of South Alabama College & University Revenue	5.000%	4/1/26	580	604
[1]	University of South Alabama College & University Revenue	5.000%	10/1/26	800	842
[4]	University of South Alabama College & University Revenue	5.000%	4/1/27	750	795
	West Jefferson Industrial Development Board Industrial Revenue (Alabama Power Company Project)	3.650%	6/1/28	8,145	8,145
					1,350,972

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Alaska (0.4%)
Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/24	245	248
Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/24	210	215
Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/25	220	226
Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/25	280	291
Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/26	345	361
Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/26	460	486
Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/27	375	400
Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/27	385	414
Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/28	390	423
Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/28	360	394
Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/29	925	1,021
Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/29	975	1,085
Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/30	875	982
Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	4.000%	12/1/48	5,675	5,623
Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.750%	12/1/52	6,350	6,755
Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/27	800	853
Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/27	1,000	1,076
Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/28	1,400	1,519
Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	1,125	1,135
Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,875	1,915
Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	4,940	5,112
Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/31	3,970	3,991
Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/23	525	526
Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/24	1,795	1,829
Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/29	1,000	1,036
Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/23	2,530	2,542
Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/23	4,785	4,808

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alaska Railroad Corp. Government Fund/Grant Revenue	5.000%	8/1/23	13,810	13,810
[6]	Alaska State Municipal Bond Bank Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.730%	8/1/23	3,375	3,375
	Anchorage AK Wastewater Sewer Revenue	5.000%	5/1/24	600	608
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/23	4,180	4,185
	Municipality of Anchorage AK GO	5.000%	9/1/27	620	671
	Municipality of Anchorage AK GO	5.000%	9/1/27	370	401
	Municipality of Anchorage AK GO	5.000%	9/1/28	825	911
	Municipality of Anchorage AK GO	5.000%	9/1/29	415	468
	North Slope AK GO	4.000%	6/30/25	18,240	18,504
	North Slope AK GO	4.000%	6/30/26	16,175	16,623
	North Slope Borough AK GO	5.000%	6/30/25	800	826
	North Slope Borough AK GO	5.000%	6/30/27	415	446
	North Slope Borough AK GO	5.000%	6/30/28	365	401
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/24	200	202
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	2,200	2,291
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	3,950	4,181
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/28	2,000	2,145
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	3,155	3,425
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	1,375	1,510
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,750	1,936
					122,185
Arizona (1.3%)
	Arizona Board of Regents (University of Arizona Project) COP	5.000%	6/1/24	545	553
	Arizona Board of Regents College & University (University Arizona Project) COP	5.000%	6/1/24	670	680
	Arizona Board of Regents College & University Revenue	5.000%	7/1/28	200	221
	Arizona Board of Regents College & University Revenue	5.000%	7/1/29	250	281
	Arizona COP, ETM	5.000%	10/1/26	8,145	8,641
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/25	5,000	5,088
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/26	15,050	15,274
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/30	1,000	1,014
[6,7]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.180%	8/3/23	16,530	16,530
[6,7]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.180%	8/3/23	6,905	6,905
[3]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.250%	4.230%	1/1/46	4,750	4,658
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/23	600	600
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/24	600	602
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/25	750	754
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/26	1,210	1,201
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/26	220	218

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/26	1,000	1,010
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/26	1,000	1,010
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/27	750	762
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/28	805	801
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/28	240	239
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/28	850	868
[6]	Arizona IDA Charter School Aid Revenue	4.000%	7/1/29	1,400	1,344
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/29	605	603
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/29	250	249
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/24	135	137
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/26	125	129
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/27	160	168
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/28	125	133
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	750	755
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	665	680
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	135	139
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	720	749
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	125	131
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	1,600	1,695
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	225	239
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	1,395	1,505
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	250	269
[6]	Arizona IDA Health, Hospital, Nursing Home Revenue TOB VRDO	4.100%	8/3/23	1,910	1,910
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/23	1,875	1,875
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/24	1,485	1,497
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/24	1,550	1,576
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/25	1,610	1,651
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/25	1,680	1,739
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/26	2,500	2,611
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/26	1,680	1,764
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/26	4,065	4,290
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/26	1,600	1,697
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/27	3,510	3,737
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/27	1,605	1,718
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/28	1,460	1,603

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/25	400	410
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/26	500	521
[6]	Arizona IDA Multi Family Housing Revenue TOB VRDO	4.770%	8/1/23	40,050	40,050
[6,8]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.250%	7/1/24	4,365	1,309
[6,8]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.375%	7/1/25	1,910	573
[6,8]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.500%	7/1/26	1,910	573
[6,8]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.625%	7/1/27	1,910	573
[6,8]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/28	1,910	573
[6,8]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	5.500%	7/1/31	420	126
	Arizona Lottery Revenue, ETM	5.000%	7/1/24	5,300	5,379
	Arizona Lottery Revenue, ETM	5.000%	7/1/25	10,140	10,473
[1]	Arizona Sports & Tourism Authority Miscellaneous Revenue	5.000%	7/1/29	9,490	10,411
[6,7]	Arizona State IDA Local or Guaranteed Housing Revenue TOB VRDO	4.770%	8/1/23	11,000	11,000
[6,7]	Arizona State IDA Local or Guaranteed Housing Revenue TOB VRDO	4.770%	8/1/23	7,830	7,830
	Arizona State University College & University Revenue	5.000%	7/1/24	400	406
	Arizona State University College & University Revenue	5.000%	7/1/24	400	406
	Arizona State University College & University Revenue	5.000%	7/1/25	800	813
	Arizona State University College & University Revenue	5.000%	7/1/25	730	756
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/25	10,000	10,363
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.600%	7/1/24	140	135
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.750%	7/1/25	175	163
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.950%	7/1/26	125	114
	Bullhead AZ Excise Taxes Sales Tax Revenue	1.150%	7/1/27	375	337
	Bullhead AZ Excise Taxes Sales Tax Revenue	1.300%	7/1/28	485	432
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	2.400%	8/14/23	5,000	4,997
	Coconino County Pollution Control Corp. Electric Power & Light Revenue PUT (Nevada Power Co. Project)	3.750%	3/31/26	430	431
	Glendale AZ Sales Tax Revenue	5.000%	7/1/28	250	264
	Glendale IDA Student Loan Revenue	4.000%	5/15/25	900	910
	Glendale IDA Student Loan Revenue	4.000%	5/15/26	300	306
	Glendale IDA Student Loan Revenue	4.000%	5/15/27	1,975	2,034
[4]	Glendale Union High School District No. 205 GO	5.000%	7/1/25	115	118
[4]	Glendale Union High School District No. 205 GO	5.000%	7/1/26	100	105
[4]	Glendale Union High School District No. 205 GO	5.000%	7/1/27	250	268
[4]	Glendale Union High School District No. 205 GO	5.000%	7/1/28	300	327
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/24	120	120

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/25	90	90
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/26	95	96
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/27	75	77
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/28	80	82
	Madison Elementary School District No. 38 GO	4.000%	7/1/26	515	530
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/24	145	145
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/25	200	199
[6]	Maricopa County IDA Charter School Aid Revenue	3.500%	7/1/26	770	744
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/26	200	200
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/27	225	225
[6]	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/29	2,150	2,053
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	2,275	2,290
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,450	1,505
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,500	1,586
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	3,075	3,309
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	600	646
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	2,505	2,732
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	2,505	2,769
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	1,170	1,234
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/24	15,000	15,199
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	10/18/24	10,505	10,694
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	12,545	13,069
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	4,420	4,607
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/28	9,045	9,730
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/30	12,435	13,783
[3]	Maricopa County IDA Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.570%	4.550%	1/1/35	6,165	6,148
[3]	Maricopa County IDA Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.800%	4.780%	9/1/48	4,500	4,492
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	0.875%	10/1/26	2,610	2,311
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	0.875%	10/1/26	1,495	1,324

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maricopa County Special Health Care District GO	5.000%	7/1/27	3,430	3,688
	Maricopa County Special Health Care District GO	5.000%	7/1/28	1,800	1,968
	Maricopa County Unified School District No. 4 Mesa GO (Project of 2018)	5.000%	7/1/29	1,035	1,165
	Maricopa County Unified School District No. 41 Gilbert GO	4.000%	7/1/24	1,265	1,274
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/25	105	109
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/26	180	190
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/27	200	215
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/28	135	148
[1]	Northern Arizona University College & University Revenue	5.000%	6/1/24	375	380
[4]	Northern Arizona University College & University Revenue	5.000%	8/1/29	2,090	2,318
	Phoenix AZ GO	5.000%	7/1/30	2,500	2,859
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/26	3,255	3,433
[6]	Phoenix IDA Charter School Aid Revenue	4.000%	7/1/25	1,885	1,843
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/24	400	403
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/25	400	406
[6]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/24	300	297
[6]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/27	340	330
[6]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/28	355	343
[6]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/29	365	351
	Pima County Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/25	2,320	2,323
[1]	Pima County Unified School District No. 20 Vail GO	5.000%	7/1/24	350	355
[1]	Pima County Unified School District No. 20 Vail GO	5.000%	7/1/25	750	774
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/28	10,000	10,932
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	450	443
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/26	245	236
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/27	350	332
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/28	365	342
	University of Arizona College & University Revenue	5.000%	8/1/23	1,045	1,045
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	550	557
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	750	770
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,235	1,285
	Yavapai County IDA Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.800%	4/1/29	7,500	7,500
	Yavapai County IDA Revenue	4.000%	10/1/23	3,565	3,568
	Yavapai County IDA Revenue	4.000%	10/1/24	3,480	3,500
	Yavapai County IDA Revenue	4.000%	10/1/25	3,515	3,559
	Yavapai County IDA Revenue	4.000%	10/1/26	3,635	3,718

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	1,000	1,000
					383,937
Arkansas (0.3%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	2,060	2,085
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	3,715	3,762
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	3,855	3,910
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/27	16,000	16,874
[6,7]	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.150%	8/1/23	8,425	8,425
	Arkansas GO	5.000%	10/1/24	9,500	9,527
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	1,910	1,911
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,350	1,361
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	565	575
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,500	1,545
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	320	330
	Bentonville AR Sales & Use Tax Sales Tax Revenue	1.050%	11/1/46	310	306
	Bryant School District No. 25 GO	1.000%	2/1/24	250	245
	North Little Rock School District No. 1 GO	3.000%	2/1/28	6,915	6,850
	North Little Rock School District No. 1 GO	3.000%	2/1/29	7,145	7,086
	Pulaski County Special School District GO	2.000%	2/1/24	1,550	1,534
	Pulaski County Special School District GO	2.000%	2/1/25	1,455	1,413
	Pulaski County Special School District GO	2.000%	2/1/26	3,230	3,084
	Pulaski County Special School District GO	2.000%	2/1/27	3,300	3,097
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/28	2,870	2,951
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/29	2,765	2,841
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/30	3,305	3,391
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/31	1,055	1,080
	Rogers AR Water Revenue	4.000%	11/1/29	140	141
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/24	3,610	3,650
	Springdale School District No. 50 GO	3.000%	6/1/29	4,100	4,048
	Springdale School District No. 50 GO	3.000%	6/1/31	1,335	1,289
	University of Arkansas College & University Revenue	5.000%	11/1/24	405	413
	University of Arkansas College & University Revenue	5.000%	11/1/25	275	286
					94,010
California (7.2%)
[4,6,7]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue TOB VRDO	4.070%	8/3/23	6,475	6,475
	Alameda County Joint Powers Authority Lease (Abatement) Revenue	5.000%	12/1/23	1,850	1,860
[4]	Alhambra Unified School District GO	0.000%	8/1/30	1,000	802
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/27	6,000	6,539

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/28	8,090	8,844
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/29	5,000	5,469
[1]	Baldwin Park Unified School District GO, Prere.	0.000%	8/1/23	115	32
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/24	26,900	26,542
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	8,790	8,559
	Bay Area Toll Authority Highway Revenue PUT	2.850%	4/1/25	8,235	8,126
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	6,750	6,564
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/26	21,715	21,266
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	20,000	18,410
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.280%	4.260%	4/1/56	8,900	8,873
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.300%	4.280%	4/1/56	15,000	14,575
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.410%	4.390%	4/1/56	20,000	19,359
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.430%	4/1/56	6,875	6,768
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.100%	5.080%	4/1/45	10,425	10,432
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.100%	5.080%	4/1/45	2,750	2,752
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.250%	5.230%	4/1/36	7,470	7,496
	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/25	3,750	3,912
	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/26	3,750	4,002
	Beaumont Financing Authority Special Tax Revenue, Prere.	5.000%	9/1/23	250	250
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/27	1,415	1,421
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/28	4,730	4,724
	California Community Choice Financing Authority Electric Power & Light Revenue (Green Bond Clean Energy Projects) PUT	5.000%	8/1/29	40,105	42,071
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/28	54,005	53,859
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/28	85,805	90,516
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/29	24,210	25,261
[6,7]	California Community Choice Financing Authority Electric Power & Light Revenue TOB VRDO	4.650%	8/1/23	700	700
	California Community Choice Financing Authority Natural Gas Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/27	57,890	57,734
	California Community Choice Financing Authority Natural Gas Revenue	4.000%	2/1/28	380	384
	California Community Choice Financing Authority Natural Gas Revenue	4.000%	8/1/28	470	475
	California Community Choice Financing Authority Natural Gas Revenue	4.000%	2/1/29	655	663

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Community Choice Financing Authority Natural Gas Revenue	4.000%	8/1/29	510	517
	California GO	3.000%	3/1/25	390	390
	California GO	4.000%	4/1/25	2,990	3,036
	California GO	5.000%	4/1/25	15,510	16,000
	California GO	5.000%	4/1/25	51,400	53,024
	California GO	5.000%	8/1/25	10,000	10,387
	California GO	5.000%	9/1/25	31,680	32,969
	California GO	5.000%	9/1/25	6,945	7,227
	California GO	4.000%	10/1/25	4,540	4,635
	California GO	5.000%	11/1/25	5,685	5,938
	California GO	3.000%	3/1/26	20,000	19,981
	California GO	5.000%	4/1/26	8,300	8,741
	California GO	5.000%	4/1/26	10,575	11,136
	California GO	5.000%	8/1/26	5,710	6,059
	California GO	5.000%	8/1/26	1,060	1,092
	California GO	5.000%	8/1/26	5,970	6,335
	California GO	5.000%	8/1/26	27,635	29,324
	California GO	4.000%	9/1/26	10,125	10,469
	California GO	5.000%	9/1/26	1,000	1,063
	California GO	5.000%	9/1/26	2,700	2,813
	California GO	5.000%	9/1/26	21,690	23,057
	California GO	5.000%	10/1/26	10,000	10,650
	California GO	5.000%	10/1/26	3,685	3,888
	California GO	5.000%	10/1/26	6,000	6,390
	California GO	4.000%	11/1/26	18,875	19,557
	California GO	5.000%	4/1/27	9,010	9,708
	California GO	3.500%	8/1/27	10,000	10,248
	California GO	5.000%	9/1/27	14,000	15,224
[9]	California GO	4.000%	10/1/27	35,845	37,577
	California GO	5.000%	10/1/27	10,000	10,894
	California GO	5.000%	11/1/27	8,520	9,299
	California GO	5.000%	11/1/27	26,800	29,249
	California GO	5.000%	12/1/27	14,700	16,073
	California GO	5.000%	4/1/28	2,055	2,266
	California GO	5.000%	4/1/28	11,515	12,695
	California GO	5.000%	9/1/28	5,930	6,326
	California GO	5.000%	10/1/28	1,185	1,316
	California GO	5.000%	10/1/28	5,000	5,551
	California GO	5.000%	11/1/28	13,890	15,446
	California GO	5.000%	11/1/28	35,955	39,983
	California GO	5.000%	12/1/28	14,875	16,570
	California GO	5.000%	4/1/29	3,900	4,394
	California GO	4.000%	9/1/29	7,245	7,787
	California GO	5.000%	10/1/29	10,000	11,348
	California GO	5.000%	8/1/30	15,120	16,130
	California GO	5.000%	10/1/30	13,115	15,173
	California GO	4.000%	9/1/31	860	887
	California GO	4.000%	8/1/32	8,025	8,261
	California GO	5.000%	8/1/35	1,195	1,291
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	1,020	1,027
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/24	2,045	2,048
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	175	185
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,435	3,790

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	4,510	4,976
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,540	3,968
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	4,630	5,189
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	5,000	5,303
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/33	9,650	9,520
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/27	1,070	1,070
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	3/1/24	9,620	9,570
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/24	2,500	2,503
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	8/15/25	19,850	19,795
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	2.000%	10/1/25	1,000	963
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	14,905	15,274
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/27	7,075	7,467
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/28	10,000	10,609
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	10,530	11,826
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT, Prere.	5.000%	10/1/25	13,240	13,783
[6,7]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.030%	8/3/23	8,495	8,495
[6]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.500%	9/1/23	32,200	32,195
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	0.390%	1/1/24	1,350	1,334
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	3.000%	10/1/26	4,405	4,369
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	1/1/25	150	154
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	7/1/26	550	575
	California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/28	32,610	28,171
[3]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.350%	4.330%	8/1/47	11,500	11,379
[3]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.350%	4.330%	8/1/47	6,600	6,531
[3]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.350%	4.330%	8/1/47	6,130	6,065
[3]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.680%	12/1/50	6,975	6,786

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/30	4,500	4,899
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/23	415	415
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/24	625	632
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	725	730
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,985	2,006
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	800	814
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	615	634
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	2,455	2,552
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Congregational Homes Inc. Obligated Group)	2.125%	11/15/26	890	841
[4,6]	California Municipal Finance Authority Port, Airport & Marina Revenue TOB VRDO	4.130%	8/3/23	2,340	2,340
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/23	350	351
[6]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	2.125%	11/15/27	7,615	7,407
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/24	3,000	3,057
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/25	4,000	4,159
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/26	15,620	16,511
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/26	17,870	18,962
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/27	5,000	5,362
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/27	18,350	19,827
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/27	16,800	18,222
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/28	19,515	21,530
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/28	7,000	7,751
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/29	2,000	2,264
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/30	1,000	1,154
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/24	625	628
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/25	1,000	1,030
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/25	3,055	3,158
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/25	2,680	2,798

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/27	1,750	1,880
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/32	4,955	5,074
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/24	1,010	1,029
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/25	9,900	10,335
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/26	1,130	1,199
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/27	1,490	1,616
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/27	2,000	2,181
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/29	1,345	1,522
	California State University College & University Revenue	4.000%	11/1/34	2,420	2,469
	California State University College & University Revenue PUT	4.000%	11/1/23	4,000	3,999
	California State University College & University Revenue PUT	0.550%	11/1/26	5,000	4,442
[2]	California State University College & University Revenue PUT	3.125%	11/1/26	4,000	3,984
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	1,365	1,368
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	600	604
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,025	1,039
[6]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	10,405	10,437
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	1,000	1,036
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	2,000	2,246
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	3,800	4,268
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	11,870	13,331
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	5,440	6,110
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/24	5,800	5,818
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	1,600	1,641
	Centinela Valley Union High School District GO, Prere.	5.750%	8/1/23	1,115	1,115

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Centinela Valley Union High School District GO, Prere.	6.000%	8/1/23	1,940	1,940
	Chino Basin Regional Financing Authority Lease Revenue	4.000%	11/1/25	14,900	15,149
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/25	1,515	1,563
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,085	2,021
	Downey Unified School District GO	4.000%	8/1/23	1,125	1,125
	East Side Union High School District GO	2.000%	8/1/25	1,895	1,832
[3]	Eastern Municipal Water District Water Revenue, SIFMA Municipal Swap Index Yield + 0.100%	4.080%	7/1/46	7,305	7,279
[10]	El Camino Healthcare District GO	0.000%	8/1/24	4,085	3,943
	Fairfield-Suisun Unified School District GO	4.000%	8/1/25	1,000	1,019
	Fairfield-Suisun Unified School District GO	4.000%	8/1/27	1,000	1,046
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/29	750	808
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, Prere.	6.000%	1/15/24	1,390	1,408
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/25	1,945	2,017
	Kern Community College District BAN GO, ETM	0.000%	8/1/23	1,525	1,525
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/37	250	275
	Long Beach Unified School District GO	0.000%	8/1/28	3,625	3,023
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	2,000	2,018
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	2,500	2,547
[1]	Los Angeles CA Unified School District COP	5.000%	10/1/25	925	962
[1]	Los Angeles CA Unified School District COP	5.000%	10/1/26	1,100	1,175
	Los Angeles CA Unified School District GO	5.000%	7/1/26	9,000	9,152
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/26	2,165	2,293
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/27	1,250	1,355
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/28	2,085	2,311
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/29	10,000	11,330
[6,7]	Los Angeles California Multifamily Mortgage Local or Guaranteed Housing Revenue TOB VRDO	4.430%	8/3/23	5,860	5,860
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	7/1/32	8,140	8,186
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/23	1,015	1,021
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/24	1,185	1,215
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/25	2,220	2,325
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/27	2,605	2,857
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	22,490	24,980
	Los Angeles Department of Water & Power Electric Power & Light Revenue	3.000%	7/1/26	5,000	4,999

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/26	9,000	9,302
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	8,500	9,024
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	1,000	1,089
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	1,000	1,114
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	1,000	1,114
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/26	2,330	2,474
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/29	1,250	1,271
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue, Prere.	5.000%	5/1/24	1,750	1,773
[4]	Madera Irrigation District CA Water Revenue	4.000%	9/1/30	650	669
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/25	2,625	2,725
	Metropolitan Water District of Southern California Water Revenue	4.000%	10/1/29	1,350	1,460
[3]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	4.120%	7/1/37	20,475	20,460
[3]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	4.120%	7/1/37	8,340	8,343
[3]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	4.120%	7/1/47	3,750	3,747
[6]	Mizuho Floater/Residual Trust College & University Revenue VRDO	4.700%	8/1/23	13,090	13,090
	Norris School District GO, Prere.	0.000%	5/1/24	500	249
	Northern California Energy Authority Natural Gas Revenue	5.000%	7/1/24	610	616
[11]	Northern California Energy Authority Natural Gas Revenue PUT	4.000%	7/1/24	32,550	32,625
[6]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	4.430%	8/1/23	22,200	22,200
	Orange County Sanitation District Sewer Revenue	5.000%	2/1/29	1,000	1,019
[1,6]	Oxnard School District GO TOB VRDO	4.550%	8/1/23	500	500
[4]	Oxnard School District GO, Prere.	5.000%	8/1/23	230	230
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,000	1,002
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	2,160	2,241
	Peralta Community College District GO	5.000%	8/1/23	1,400	1,400
	Peralta Community College District GO	5.000%	8/1/24	3,735	3,802
	Peralta Community College District GO	5.000%	8/1/25	2,425	2,517
	Peralta Community College District GO	5.000%	8/1/26	2,500	2,653
[4]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/25	1,450	1,491
	Poway Unified School District GO	4.000%	8/1/30	7,790	7,827
	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	1,550	1,650
[6,7]	River Islands Public Financing Authority Community Facilities Special Tax Revenue TOB VRDO	4.700%	8/1/23	44,000	44,000

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/34	1,150	1,256
[4]	Sacramento CA City Unified School District GO	4.000%	7/1/25	600	608
[1]	Sacramento CA City Unified School District GO	5.000%	7/1/25	1,000	1,037
[1]	Sacramento CA City Unified School District GO	5.000%	7/1/26	1,350	1,431
[4]	Sacramento CA City Unified School District GO	4.000%	7/1/27	350	362
[1]	Sacramento CA City Unified School District GO	5.000%	7/1/27	1,825	1,979
[1]	Sacramento CA City Unified School District GO	5.000%	7/1/28	1,245	1,381
[1]	Sacramento CA City Unified School District GO	5.000%	7/1/29	1,000	1,133
[6,7,12]	Sacramento City Financing Authority Lease (Abatement) Revenue TOB VRDO	4.040%	8/3/23	24,530	24,530
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/25	8,985	9,218
	San Diego Assn. of Governments South Bay Expressway Highway Revenue	5.000%	7/1/25	1,040	1,074
	San Diego Association of Governments Appropriations Revenue	1.800%	11/15/27	2,940	2,720
[6]	San Diego County Regional Airport Authority Port, Airport & Marina Revenue TOB VRDO	4.550%	8/3/23	7,135	7,135
	San Diego County Regional Transportation Commission Sales Tax Revenue, Prere.	4.750%	4/1/24	6,000	6,066
	San Diego County Regional Transportation Commission Sales Tax Revenue, Prere.	5.000%	4/1/24	2,515	2,547
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/27	3,085	3,206
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	4,425	4,485
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/35	4,165	4,210
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/25	1,500	1,557
	San Francisco CA City & County COP	5.000%	4/1/29	2,595	2,720
	San Francisco CA City & County GO	5.000%	6/15/25	1,500	1,559
	San Francisco CA City & County GO	5.000%	6/15/25	5,475	5,689
	San Francisco CA City & County GO	5.000%	6/15/25	3,750	3,896
	San Francisco CA City & County GO	5.000%	6/15/26	4,370	4,638
	San Francisco CA City & County GO	2.000%	6/15/27	2,265	2,147
	San Francisco CA City & County GO	5.000%	6/15/27	4,145	4,503
	San Francisco CA City & County GO	2.000%	6/15/28	3,790	3,546
	San Francisco CA City & County GO	4.000%	6/15/29	2,000	2,022
	San Francisco CA City & County GO	5.000%	6/15/29	4,150	4,709
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	2,270	2,326
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	3,670	3,760
[6,7]	San Francisco City & County CA Local or Guaranteed Housing Revenue TOB VRDO	4.480%	8/3/23	50,000	50,000
[6,7]	San Francisco City & County CA Local or Guaranteed Housing Revenue TOB VRDO	4.480%	8/3/23	11,350	11,350
[6]	San Francisco City & County Multifamily Local or Guaranteed Housing Revenue TOB VRDO	4.700%	8/1/23	2,000	2,000
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	1.000%	10/1/25	49,000	45,665
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/29	4,175	4,753
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/29	17,000	17,951
	San Francisco Municipal Transportation Agency Transit Revenue	5.000%	3/1/30	4,290	4,622

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Jose Unified School District GO	5.000%	8/1/32	4,380	4,564
	San Juan Unified School District GO	3.000%	8/1/23	575	575
	San Mateo Redevelopment Agency Successor Agency Tax Increment/ Allocation Revenue	5.000%	8/1/31	1,000	1,036
[5]	Solano County Community College District GO, ETM 5.000% coupon rate effective 8/1/23	0.000%	8/1/25	5,195	5,378
	Southern California Public Power Authority Electric Power & Light Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	20,000	18,906
[1,6]	Sweetwater Union High School District GO TOB VRDO	4.600%	8/1/23	200	200
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/26	2,000	2,103
	University of California College & University Revenue	5.000%	5/15/24	2,000	2,030
	University of California College & University Revenue (Limited Project)	5.000%	5/15/28	6,000	6,224
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/23	410	410
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/23	490	491
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/24	1,375	1,385
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/24	235	238
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/24	680	689
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/25	700	711
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/25	790	807
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/26	525	540
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/26	725	750
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/27	600	625
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/27	780	818
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/28	650	686
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/28	500	530
	Walnut Energy Center Authority Electric Power & Light Revenue	5.000%	1/1/27	250	254
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,295	1,305
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	965	979
[4]	William S Hart Union High School District GO	0.000%	9/1/27	515	449
					2,188,496
Colorado (1.6%)
	Adams 12 Five Star Schools GO	5.000%	12/15/26	11,045	11,310
	Adams 12 Five Star Schools GO	5.000%	12/15/28	2,000	2,121
	Adams 12 Five Star Schools GO	5.000%	12/15/29	6,500	6,890
	Aurora CO COP	5.000%	12/1/26	425	453
	Baseline Metropolitan District No. 1 Tax Increment/Allocation Revenue	5.125%	12/1/28	3,000	3,026
[4]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/27	200	207

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/28	100	104
[6]	Centerra Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/29	9,135	9,015
	Colorado COP	5.000%	3/15/24	660	667
	Colorado COP	5.000%	3/15/24	780	788
	Colorado COP	5.000%	3/15/25	890	915
	Colorado COP	5.000%	3/15/25	725	745
	Colorado COP	5.000%	12/15/25	8,410	8,770
	Colorado COP	5.000%	3/15/26	760	795
	Colorado COP	5.000%	12/15/26	5,145	5,479
	Colorado COP	5.000%	12/15/27	5,925	6,433
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/27	1,635	1,715
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/25	105	103
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/27	65	64
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/28	140	137
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/31	1,200	1,220
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	90	90
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	220	221
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	750	749
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	1,925	1,937
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	450	451
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	1,110	1,122
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	100	101
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	660	647
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	4,400	4,497
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	800	818
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	2,000	2,041
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	3,450	3,521
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	185	190
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,900	1,963
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	545	558
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	1,285	1,242
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	445	430

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	3,530	3,672
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	3,035	3,144
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	3,500	3,625
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	450	468
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	2,500	2,629
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	375	357
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	495	471
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,600	1,683
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	300	317
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	2,210	2,364
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	665	701
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/28	455	427
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.125%	5/15/28	3,000	2,720
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	700	749
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	4,225	4,671
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	900	976
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	1,000	1,096
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	1,400	1,548
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/23	20,120	20,214
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/20/25	5,400	5,598
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	3,220	3,316
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/17/26	41,110	43,089
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/19/26	9,145	9,580
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/28	33,355	36,390
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	6,550	7,129
[2]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/30	17,000	19,040
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/24	1,000	1,014
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/25	1,245	1,284
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	2,100	2,256
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	1,425	1,531

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/36	7,240	7,274
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/49	930	991
[3]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.550%	4.530%	5/15/61	13,980	13,853
	Colorado Higher Education COP	5.000%	9/1/27	1,445	1,560
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/1/48	2,390	2,371
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	4.250%	11/1/48	5,280	5,273
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	3.500%	5/1/50	8,645	8,454
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	5.250%	11/1/52	2,460	2,544
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	6.000%	11/1/52	7,165	7,735
[3]	Colorado School of Mines College & University Revenue, SIFMA Municipal Swap Index Yield + 0.870%	4.850%	12/1/25	5,000	5,000
	Colorado Springs CO Utilities System Sewer Revenue	5.000%	11/15/23	1,000	1,005
	Denver City & County CO Sales Tax Revenue	5.000%	8/1/24	125	127
	Denver City & County School District No. 1 GO	5.000%	12/1/28	3,660	3,742
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/24	1,485	1,520
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/26	465	494
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	11/15/26	1,260	1,266
	Denver CO City & County GO	5.000%	8/1/28	10,425	11,544
[6]	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,400	1,465
	Dominion Water & Sanitation District Water Revenue	5.000%	12/1/27	2,185	2,175
[1]	Dove Valley Metropolitan District GO	4.000%	12/1/24	275	277
[1]	Dove Valley Metropolitan District GO	4.000%	12/1/25	260	265
[1]	Dove Valley Metropolitan District GO	4.000%	12/1/26	300	308
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/23	75	75
[10]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/24	17,000	16,328
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/24	225	229
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/25	150	155
[10]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/26	1,035	926
[3]	E-470 Public Highway Authority Highway Revenue, 67% of SOFR + 0.350%	3.901%	9/1/39	5,280	5,264
[10]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/27	13,895	12,016
[10]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/28	20,115	16,809
[4]	El Paso County CO COP (Judicial Complex Project)	5.000%	12/1/24	450	460
[4]	El Paso County CO COP (Judicial Complex Project)	5.000%	12/1/25	650	676
[1]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/23	395	397
[1]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/25	250	258

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/26	350	368
[1]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/27	485	518
[1]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/28	500	543
[4]	Interlocken Metropolitan District GO	5.000%	12/1/23	750	754
[4]	Interlocken Metropolitan District GO	5.000%	12/1/24	875	892
[4]	Interlocken Metropolitan District GO	5.000%	12/1/25	1,000	1,037
[6]	Plaza Metropolitan District No. 1 Tax Allocation Revenue	4.500%	12/1/30	6,000	5,838
[6]	Prairie Center Metropolitan District No. 3 Miscellaneous Revenue	4.125%	12/15/27	2,140	2,113
	Public Authority for Colorado Energy Natural Gas Revenue	6.250%	11/15/28	8,040	8,608
	Regional Transportation District COP	5.000%	6/1/24	1,000	1,001
	Regional Transportation District COP	5.000%	6/1/26	1,690	1,742
	Regional Transportation District COP	5.000%	6/1/26	1,700	1,785
	Regional Transportation District COP	5.000%	6/1/27	3,835	3,953
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/24	500	501
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/25	400	409
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/26	300	311
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/27	600	627
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/27	625	658
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/28	600	636
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/28	550	588
[6,7]	Sales Tax Securitization Corp. Lease (Appropriation) COP TOB VRDO	4.060%	8/3/23	7,500	7,500
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	5.800%	12/1/32	2,000	2,049
	University of Colorado College & University Revenue PUT	2.000%	10/15/24	24,175	23,583
	University of Colorado College & University Revenue PUT	2.000%	10/15/25	3,240	3,115
	University of Colorado College & University Revenue PUT	2.000%	10/15/26	1,870	1,773
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/24	12,500	12,620
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/23	195	196
[4]	Vauxmont Metropolitan District GO	5.000%	12/15/24	130	133
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/25	180	187
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/26	195	206
[4]	Vauxmont Metropolitan District GO	5.000%	12/1/27	205	220
[4]	Vauxmont Metropolitan District GO	5.000%	12/15/27	255	268
					481,162
Connecticut (1.7%)
[4]	Bridgeport CT GO	5.000%	8/15/23	750	750
	Bridgeport CT GO	5.000%	2/15/26	1,560	1,632
[4]	Bridgeport CT GO, ETM	5.000%	8/15/23	2,035	2,036
	Connecticut Fuel Sales Tax Revenue	5.000%	8/1/29	365	379
	Connecticut GO	5.000%	4/15/25	7,075	7,289
	Connecticut GO	5.000%	5/15/25	10,000	10,319
	Connecticut GO	4.000%	6/1/25	550	558
	Connecticut GO	4.000%	6/15/25	640	650
	Connecticut GO	5.000%	8/15/25	5,650	5,653

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut GO	5.000%	9/15/25	5,345	5,553
Connecticut GO	5.000%	10/15/25	2,115	2,201
Connecticut GO	4.000%	5/15/26	1,175	1,204
Connecticut GO	3.000%	6/1/26	5,000	4,952
Connecticut GO	5.000%	6/15/26	550	580
Connecticut GO	5.000%	8/15/26	105	111
Connecticut GO	5.000%	8/15/26	9,295	9,300
Connecticut GO	5.000%	9/15/26	730	774
Connecticut GO	4.000%	1/15/27	15,510	16,042
Connecticut GO	5.000%	3/1/27	1,005	1,015
Connecticut GO	4.000%	5/15/27	100	103
Connecticut GO	3.000%	6/1/27	5,000	4,976
Connecticut GO	4.000%	6/15/27	175	182
Connecticut GO	5.000%	6/15/27	415	447
Connecticut GO	5.000%	7/15/27	11,000	11,872
Connecticut GO	5.000%	8/15/27	190	201
Connecticut GO	5.000%	9/15/27	735	796
Connecticut GO	4.000%	1/15/28	10,000	10,490
Connecticut GO	4.000%	1/15/28	3,765	3,949
Connecticut GO	3.000%	6/1/28	6,875	6,827
Connecticut GO	5.000%	6/15/28	500	549
Connecticut GO	5.000%	9/15/28	905	997
Connecticut GO	5.000%	11/15/28	100	104
Connecticut GO	5.000%	1/15/29	9,050	10,039
Connecticut GO	5.000%	6/15/29	500	559
Connecticut GO	4.000%	1/15/30	3,500	3,758
Connecticut GO	4.000%	3/1/33	135	135
Connecticut GO, Prere.	5.000%	10/15/23	18,395	18,453
Connecticut GO, Prere.	5.000%	10/15/23	3,420	3,431
Connecticut GO, Prere.	5.000%	10/15/23	6,825	6,847
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.250%	5/15/24	465	452
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.300%	11/15/24	250	239
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.400%	5/15/25	250	235
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.450%	11/15/25	350	325
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.550%	5/15/26	500	457
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.600%	11/15/26	850	767
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.700%	5/15/27	1,000	886
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.750%	11/15/27	1,000	881
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.850%	5/15/28	1,750	1,518
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.900%	11/15/28	1,010	868
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/44	355	354
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/44	45	45
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.500%	11/15/45	1,540	1,528
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.500%	11/15/45	975	952
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/45	1,475	1,470

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/47	5,280	5,241
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/49	7,285	7,228
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/49	1,555	1,494
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/49	2,040	2,024
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/50	4,475	4,316
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.550%	5/15/26	180	165
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.600%	11/15/26	1,040	939
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.700%	5/15/27	1,250	1,107
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.750%	11/15/27	1,250	1,094
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.850%	5/15/28	1,100	954
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.900%	11/15/28	1,100	945
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program) PUT	0.500%	11/15/23	1,190	1,175
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	0.450%	5/15/24	4,280	4,143
[3]	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 0.300%	4.280%	11/15/50	21,775	21,733
[3]	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 0.625%	4.610%	5/15/51	27,800	27,791
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/24	1,510	1,529
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/25	1,755	1,760
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/25	7,500	7,773
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/27	1,000	1,061
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/27	140	152
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/28	500	518
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/29	4,500	5,058
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/29	2,500	2,506
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/29	630	713
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/30	7,000	8,005
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/30	1,400	1,403

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/33	1,530	1,584
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/23	2,295	2,304
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/24	250	253
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/25	1,145	1,144
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/25	500	514
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/25	1,290	1,340
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/26	1,465	1,553
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.250%	2/9/24	5,000	4,902
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.250%	2/9/24	20,660	20,257
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.375%	7/12/24	15,000	14,517
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	17,280	16,592
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	16,820	16,150
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	11,050	10,610
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/3/26	22,745	22,277
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/10/26	3,655	3,579
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	29,925	28,348
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	325	324
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,660	2,678
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	175	176
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,000	1,003
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	385	383

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	5,925	6,008
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	175	178
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	600	603
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,038
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	200	206
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/27	2,000	2,019
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,970	2,039
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	1,055
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	250	261
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	1,950	1,981
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	6,570	6,873
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	345	366
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	5,250	5,536
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	420	451
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,000	2,107
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	10,575	10,715
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	7/1/24	13,750	13,494
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/1/25	11,000	11,165
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/1/27	9,000	9,406
Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	125	127
Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/25	125	129

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/26	250	261
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/27	1,050	1,115
	Danbury CT BAN GO	5.000%	1/24/24	8,250	8,307
	Hamden CT Health, Hospital, Nursing Home Revenue (Whitney Center Project)	5.000%	1/1/30	1,090	1,059
	Hartford City CT Intergovernmental Agreement Revenue	5.000%	4/1/25	1,495	1,536
	Hartford City CT Intergovernmental Agreement Revenue	5.000%	4/1/26	1,475	1,548
	Hartford City CT Intergovernmental Agreement Revenue	5.000%	4/1/27	2,120	2,274
	Hartford City CT Intergovernmental Agreement Revenue	5.000%	4/1/28	2,750	3,012
	Metropolitan District GO	3.000%	3/1/29	3,000	2,955
	University of Connecticut College & University Revenue	5.000%	11/1/25	1,000	1,040
					526,869
Delaware (0.1%)
[6]	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	4.600%	8/1/23	10,000	10,000
	Delaware GO	3.000%	8/1/26	2,265	2,265
	Delaware Municipal Electric Corp. Electric Power & Light Revenue (Beasley Power Station Project)	5.000%	7/1/24	200	203
	Delaware Municipal Electric Corp. Electric Power & Light Revenue (Beasley Power Station Project)	5.000%	7/1/25	160	166
	Delaware Municipal Electric Corp. Electric Power & Light Revenue (Beasley Power Station Project)	5.000%	7/1/26	185	195
	Delaware Municipal Electric Corp. Electric Power & Light Revenue (Beasley Power Station Project)	5.000%	7/1/27	300	322
	Delaware Municipal Electric Corp. Electric Power & Light Revenue (Beasley Power Station Project)	5.000%	7/1/28	225	247
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/24	500	503
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/25	575	588
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/26	395	413
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/27	400	427
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/28	500	545
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/29	330	367
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	10,435	9,539
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	3,595	3,286
	Delaware State Economic Development Authority Electric Power & Light Revenue PUT	1.050%	7/1/25	3,750	3,553

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	400	403
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	700	714
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	800	828
	University of Delaware College & University Revenue	5.000%	11/1/23	1,120	1,125
					35,689
District of Columbia (0.8%)
	District of Columbia Charter School Aid Revenue	5.000%	7/1/25	225	228
	District of Columbia Charter School Aid Revenue	5.000%	7/1/26	600	612
[6]	District of Columbia Charter School Aid Revenue	5.000%	6/1/29	1,440	1,439
[6]	District of Columbia Charter School Aid Revenue	5.000%	6/1/31	1,300	1,299
	District of Columbia College & University Revenue	5.000%	4/1/27	570	596
	District of Columbia College & University Revenue	5.000%	4/1/28	650	690
	District of Columbia College & University Revenue	5.000%	4/1/29	250	269
	District of Columbia College & University Revenue, ETM	5.000%	4/1/24	1,130	1,143
	District of Columbia GO	5.000%	6/1/26	3,205	3,386
	District of Columbia GO	5.000%	6/1/27	3,110	3,349
	District of Columbia GO	5.000%	6/1/28	6,855	7,524
	District of Columbia GO	5.000%	6/1/29	9,230	10,336
	District of Columbia GO	5.000%	6/1/30	15,000	17,118
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	4.125%	7/1/27	3,035	2,918
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (218 Vine Street Apartments Project) PUT	4.000%	12/1/23	1,970	1,957
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Fort Totten Project) PUT	5.000%	12/1/25	8,652	8,849
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Paxton Project) PUT	4.000%	9/1/25	1,290	1,294
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.150%	11/1/23	6,250	6,247
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.700%	3/1/25	4,000	3,847
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	7/1/25	8,507	8,660
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	17,123	17,466
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	2,790	2,853
	District of Columbia Income Tax Revenue	5.000%	12/1/27	4,320	4,712
	District of Columbia Income Tax Revenue	5.000%	12/1/29	3,205	3,649
	District of Columbia Income Tax Revenue	5.000%	12/1/30	4,450	5,147
	District of Columbia Water & Sewer Authority Water Revenue PUT	1.750%	10/1/24	9,860	9,586
	District of Columbia Water & Sewer Authority Water Revenue PUT	3.000%	10/1/27	12,425	12,171

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6,7]	Metropolitan Washington Airports Authority Dulles Toll Highway Revenue TOB VRDO	4.070%	8/3/23	32,950	32,950
[1,6]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue TOB VRDO	4.100%	8/3/23	17,578	17,578
[4,6]	Metropolitan Washington Airports Authority Highway Revenue TOB VRDO	4.100%	8/3/23	26,155	26,155
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/23	815	817
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/24	1,395	1,421
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/26	690	733
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/27	1,000	1,081
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/28	800	879
	Washington Metropolitan Area Transit Authority Revenue	5.000%	7/1/33	2,455	2,645
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/27	5,110	5,517
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/28	10,000	11,028
					238,149
Florida (3.6%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	1,070	1,071
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/24	220	217
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,210	1,232
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	820	800
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	145	148
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,500	1,551
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	240	231
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,175	2,287
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	145	138
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/28	1,010	949
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/29	135	125
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/29	505	468
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	8,000	8,282
[6]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.060%	8/3/23	10,805	10,805
[6]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.100%	8/3/23	2,945	2,945
	Alachua County School Board COP	5.000%	7/1/24	1,000	1,015
	Ave Maria Stewardship Community District Special Assessment Revenue	2.875%	5/1/27	1,765	1,692
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,050	1,066

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,110	1,140
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,165	1,213
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,220	1,289
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	1,280	1,371
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	670	727
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	3,890	3,916
[6]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.130%	8/3/23	3,750	3,750
	Brevard County School District COP	5.000%	7/1/32	2,980	3,053
[4]	Brevard FL Fuel Sales Tax Revenue	5.000%	8/1/27	2,000	2,095
[1,6]	Broward Country Tourist Development Miscellaneous Taxes Revenue TOB VRDO	4.090%	8/3/23	1,860	1,860
	Broward County FL Convention Center Economic Development Revenue	5.000%	1/1/27	5,870	6,289
	Broward County FL Convention Center Economic Development Revenue	5.000%	1/1/28	4,445	4,852
	Broward County FL Convention Center Economic Development Revenue	5.000%	1/1/29	6,775	7,549
	Broward County FL Convention Center Economic Development Revenue	5.000%	1/1/30	6,665	7,549
	Broward County FL Half-Cent Sales Tax Revenue	5.000%	10/1/23	575	576
	Broward County FL School District COP	5.000%	7/1/24	400	406
	Broward County FL School District COP	5.000%	7/1/24	6,765	6,867
	Broward County FL School District COP	5.000%	7/1/25	12,730	13,132
	Broward County FL School District COP	5.000%	7/1/25	400	413
	Broward County FL School District COP	5.000%	7/1/26	475	500
	Broward County FL Tourist Development Miscellaneous Taxes Revenue	5.000%	9/1/27	3,500	3,746
	Broward County FL Tourist Development Miscellaneous Taxes Revenue	5.000%	9/1/28	5,655	6,166
	Broward County FL Tourist Development Miscellaneous Taxes Revenue	5.000%	9/1/29	4,000	4,439
	Broward County FL Water & Sewer Utility Water Revenue	5.000%	10/1/28	2,000	2,075
	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	4/1/26	1,000	991
[4]	Cape Coral FL Water & Sewer Revenue Special Assessment Revenue	2.250%	9/1/23	975	974
[4]	Cape Coral FL Water & Sewer Revenue Special Assessment Revenue	2.500%	9/1/24	1,375	1,356
	Cape Coral FL Water & Sewer Water Revenue	5.000%	10/1/23	955	957
	Cape Coral FL Water & Sewer Water Revenue	5.000%	10/1/24	1,135	1,156
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/25	600	608
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/27	2,885	2,973
	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	12/15/24	225	223
[6]	Capital Trust Agency Inc. Charter School Aid Revenue	3.375%	7/1/31	5,850	5,464

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Capital Trust Agency Inc. Charter School Aid Revenue (Florida Charter Educational Foundation Inc. Project)	4.500%	6/15/28	775	750
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/24	445	452
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/27	8,500	9,149
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/28	8,750	9,650
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/31	200	203
	Central Florida Tourism Oversight District GO	5.000%	6/1/24	2,530	2,557
	Citizens Property Insurance Inc. Miscellaneous Revenue	5.000%	6/1/25	11,350	11,562
	Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/23	405	406
	Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/24	370	377
	Crossings At Fleming Island Community Development District Special Assessment Revenue	4.500%	5/1/30	3,125	3,092
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/24	210	212
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/25	400	408
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/26	110	114
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/27	385	403
[4]	Duval County Public Schools Lease Appropriation COP	5.000%	7/1/25	1,850	1,907
[4]	Duval County Public Schools Lease Appropriation COP	5.000%	7/1/26	2,380	2,500
[4]	Duval County Public Schools Lease Appropriation COP	5.000%	7/1/27	3,420	3,666
[4]	Duval County Public Schools Lease Appropriation COP	5.000%	7/1/28	4,775	5,209
[4]	Duval County Public Schools Lease Appropriation COP	5.000%	7/1/29	5,845	6,495
[4]	Duval County Public Schools Lease Appropriation COP	5.000%	7/1/30	6,105	6,879
	Escambia County FL Sales Tax Revenue	5.000%	10/1/33	3,180	3,406
	Escambia County School Board Sales Tax Revenue	5.000%	9/1/23	275	275
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/24	375	380
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/25	415	427
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/26	410	430
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/26	1,125	1,180
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/27	360	385
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/27	1,185	1,268

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/28	745	811
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/25	4,849	4,928
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/27	1,050	1,103
	Florida Department of Management Services COP	5.000%	11/1/25	12,910	13,423
	Florida Department of Management Services COP	5.000%	11/1/27	1,625	1,761
	Florida Department of Management Services COP	5.000%	11/1/28	5,800	6,417
	Florida Department of Transportation Appropriations Revenue	5.000%	7/1/25	5,690	5,875
	Florida Department of Transportation Appropriations Revenue	5.000%	7/1/28	180	198
	Florida Department of Transportation Government Fund/Grant Revenue	5.000%	7/1/27	8,255	8,895
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/25	5,170	5,348
	Florida Department of Transportation Turnpike System Highway Revenue	3.150%	7/1/27	10,760	10,714
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/27	5,515	5,951
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/24	200	199
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/25	200	198
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/26	200	197
[6]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/15/26	3,480	3,381
[6]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/27	145	139
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/27	285	280
[6]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/28	200	190
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/28	150	147
[6]	Florida Development Finance Corp. Charter School Aid Revenue	5.250%	6/15/29	1,500	1,481
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	4.000%	6/15/24	215	214
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	4.000%	6/15/25	320	317
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/26	390	397
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/27	390	402
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/28	720	743
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/24	540	546
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/26	285	294
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/27	300	314
[6]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/24	205	203

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/24	475	468
[6]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/25	495	478
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,400	1,439
[6]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	1.750%	6/1/26	320	320
[6]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/26	220	213
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	500	522
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,145	1,213
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,000	1,072
	Florida GO	5.000%	6/1/25	7,675	7,935
	Florida GO	5.000%	6/1/27	22,145	23,927
	Florida GO	5.000%	6/1/27	6,595	7,126
	Florida GO	4.000%	6/1/30	4,000	4,096
[4]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/23	300	301
[4]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/24	700	714
[4]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/24	1,160	1,183
[4]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/25	775	802
[4]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/25	750	776
[4]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/26	1,000	1,059
[4]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/26	775	821
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/24	500	503
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/25	230	234
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/26	285	295
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/27	500	525
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/23	310	310
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/25	975	988
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	4/1/26	515	532
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/26	1,750	1,789
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/27	970	1,001
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Educational Facilities-Ringling College Project)	5.000%	3/1/27	340	348

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/24	115	115
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/25	250	253
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/26	275	279
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/26	1,415	1,407
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/27	1,485	1,478
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/28	1,555	1,549
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	4.000%	7/1/48	3,750	3,728
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	3.500%	7/1/51	2,195	2,147
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	3.500%	7/1/52	1,580	1,541
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	1/1/53	15,000	15,423
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	5/1/25	3,065	3,124
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	2,220	2,282
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/26	10,000	10,393
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/27	9,500	9,969
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/28	9,000	9,438
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/23	9,000	9,022
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/25	4,260	4,417
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/26	5,815	6,151
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/27	2,385	2,510
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/25	250	259
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/26	175	185
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/26	920	973
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/27	1,945	2,101
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/28	3,610	3,971
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/29	2,000	2,205
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/30	2,000	2,208
[4]	Fort Myers FL Utility System Water Revenue	5.000%	10/1/28	1,750	1,931
[6]	Fort Myers FL Utility System Water Revenue TOB VRDO	4.080%	8/3/23	1,600	1,600

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/26	175	185
[4]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/28	350	383
[4]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/29	350	389
[4]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/30	175	198
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/23	2,680	2,686
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/24	940	959
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/25	450	467
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/27	465	502
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/28	425	468
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/29	400	449
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	1,115	1,127
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,895	1,938
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	3.375%	6/1/31	815	804
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	2,685	2,771
	Hernando County FL Water Revenue	4.000%	6/1/25	575	582
[4]	Hernando County School District COP	5.000%	7/1/25	1,250	1,290
[1]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/25	175	170
[1]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/26	200	192
[1]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/27	250	239
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/25	1,615	1,677
[6]	Hillsborough County Aviation Authority Port, Airport & Marina Revenue TOB VRDO	4.040%	8/3/23	8,000	8,000
	Hillsborough County FL Community Investment Tax Sales Tax Revenue	5.000%	11/1/25	2,270	2,360
	Hillsborough County FL Miscellaneous Revenue	5.000%	8/1/25	1,350	1,401
	Hillsborough County FL Miscellaneous Revenue	5.000%	8/1/27	4,355	4,722
	Hillsborough County FL Miscellaneous Revenue	5.000%	8/1/28	4,575	5,064
	Hillsborough County School Board COP	5.000%	7/1/24	975	989
	Hillsborough County School Board COP	5.000%	7/1/28	40	42
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Miscellaneous Revenue VRDO	5.000%	4/1/26	3,660	3,847
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	1,690	1,691
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,645	1,650
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,750	1,773
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,665	1,705

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,000	1,036
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	235	252
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,545	1,623
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	2,705	2,841
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/26	8,240	8,732
	Jacksonville FL Miscellaneous Revenue	5.250%	10/1/27	300	301
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/23	260	261
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/24	2,320	2,365
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/25	1,590	1,647
	Jacksonville FL Sales Tax Revenue	4.000%	10/1/27	4,495	4,555
[6,7]	Jacksonville Housing Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	3.900%	8/1/23	40,802	40,802
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/28	4,550	4,911
	JEA Electric System Electric Power & Light Revenue, ETM	5.000%	10/1/25	27,220	28,337
	JEA Water & Sewer System Water Revenue	5.000%	10/1/23	1,500	1,504
	JEA Water & Sewer System Water Revenue	5.000%	10/1/27	430	466
	JEA Water & Sewer System Water Revenue	5.000%	10/1/28	470	520
	JEA Water & Sewer System Water Revenue	3.250%	10/1/36	400	381
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/25	380	394
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/26	570	603
	Key West Utility Board Electric Power & Light Revenue, Prere.	5.000%	10/1/24	105	107
[4]	Lake County School Board COP	5.000%	6/1/24	200	203
	Lake Powell Residential Golf Community Development District Special Assessment Revenue	5.750%	11/1/32	2,365	2,365
	Lakeland FL Appropriations Revenue	4.000%	10/1/24	270	272
	Lakeland FL Appropriations Revenue	4.000%	10/1/25	300	306
	Lakeland FL Appropriations Revenue	5.000%	10/1/26	625	660
	Lakeland FL Appropriations Revenue	5.000%	10/1/27	400	430
	Lakeland FL Appropriations Revenue	5.000%	10/1/28	360	392
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,250	1,254
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,945	1,999
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/23	345	344
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/25	210	207
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/27	245	240
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/28	300	293
	Lee County FL IDA Health, Hospital, Nursing Home Revenue (Cypress Cove at Healthpark Florida Obligated Group)	3.250%	10/1/26	5,725	5,461
	Lee County School Board COP	5.000%	8/1/26	540	569
	Lee County School Board COP	5.000%	8/1/27	6,545	7,035
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	3,500	3,579
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,025	1,064

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/26	21,000	21,577
	Manatee County FL Appropriations Revenue	5.000%	10/1/25	1,000	1,002
	Martin County FL School Board Corp. (Florida Master Lease Program) COP	5.000%	10/1/23	1,250	1,253
	Martin County FL School Board Corp. (Florida Master Lease Program) COP	5.000%	10/1/24	2,125	2,165
	Martin County FL School Board Corp. (Florida Master Lease Program) COP	5.000%	10/1/25	1,735	1,796
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/23	500	502
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/24	1,705	1,735
	Miami Beach FL Water & Sewer Revenue	5.000%	9/1/23	1,000	1,001
	Miami Beach FL Water & Sewer Revenue	5.000%	9/1/25	1,725	1,789
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/23	375	375
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/25	790	819
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	975	989
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/24	1,590	1,601
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/26	1,780	1,789
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/28	860	865
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/29	1,165	1,172
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/23	935	937
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/24	885	901
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/25	2,065	2,139
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/26	2,170	2,292
[1]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/27	1,275	1,380
[4,6]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/24	2,460	2,472
[4,6]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/25	2,590	2,650
[4,6]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/26	1,360	1,419
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	1,545	1,563
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	3,400	3,418
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	925	936
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	3,425	3,472
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	1,105	1,118
[1]	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	295	299
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	5,245	5,298
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	305	308

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	1,000	1,008
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/29	150	151
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/30	1,250	1,297
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/30	4,000	4,036
[1]	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/32	1,690	1,773
	Miami-Dade County FL Appropriations Revenue	5.000%	4/1/29	120	125
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/23	1,275	1,278
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/25	1,145	1,185
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/26	1,035	1,072
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/26	275	290
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/33	1,000	1,014
	Miami-Dade County FL GO	5.000%	7/1/28	2,070	2,170
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	2,180	2,207
	Miami-Dade County FL Rickenbacker Causeway Highway Revenue	5.000%	10/1/25	810	817
	Miami-Dade County FL Rickenbacker Causeway Highway Revenue	5.000%	10/1/26	200	202
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/28	220	230
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/32	380	391
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/30	2,395	2,467
[6]	Miami-Dade County FL Water & Sewer Water Revenue TOB VRDO	4.040%	8/3/23	6,640	6,640
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/1/23	1,050	1,050
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/23	1,920	1,920
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/25	1,500	1,528
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	10/1/25	3,035	3,112
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/25	1,015	1,002
	Miami-Dade County School Board COP	5.000%	2/1/25	635	651
	Miami-Dade County School Board COP	5.000%	5/1/25	155	160
	Miami-Dade County School Board COP	5.000%	2/1/26	4,180	4,345
	Miami-Dade County School Board COP	5.000%	8/1/26	10,825	11,359
	Miami-Dade County School Board COP	5.000%	5/1/27	13,855	14,158
	Miami-Dade County School Board COP	5.000%	5/1/28	2,095	2,144
[4,6]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue TOB VRDO	4.130%	8/3/23	1,580	1,580
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue, Prere.	5.375%	10/1/23	1,570	1,575
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/29	1,910	1,945
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/30	3,550	3,615

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Midtown Miami Community Development District Special Assessment Revenue	4.250%	5/1/24	580	580
[4]	Monroe County FL School District Sales Tax Revenue	5.000%	10/1/23	625	627
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	2,015	2,022
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/27	1,465	1,540
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/28	1,540	1,635
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/29	1,615	1,734
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/30	1,695	1,835
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/31	1,780	1,947
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/25	3,620	3,743
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/26	3,800	4,005
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/27	3,995	4,293
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/28	4,195	4,595
	Okaloosa County School Board COP	5.000%	10/1/23	2,940	2,947
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/25	4,610	4,768
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/27	3,130	3,249
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/28	3,565	3,703
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/29	1,010	1,125
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/32	4,435	4,485
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	9,860	9,879
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	1,000	1,005
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	1,175	1,181
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	6,000	6,093
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,265	1,278
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,355	1,378
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,455	1,491
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	575	617
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,000	1,091
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	1,420	1,462
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	1,250	1,385
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,500	2,809

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.130%	8/7/23	5,745	5,745
	Orange County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	0.550%	7/1/24	6,625	6,375
	Orange County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	4.000%	9/1/48	1,370	1,359
	Orange County School Board COP	5.000%	8/1/29	1,300	1,453
	Orange County School Board COP, Prere.	5.000%	8/1/25	40	41
[4]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/26	1,475	1,548
[4]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/30	500	537
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/23	2,270	2,276
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/24	1,455	1,478
[4]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/25	1,630	1,679
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/28	26,935	23,156
	Orlando Utilities Commission Water Revenue	5.000%	10/1/29	1,245	1,279
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/23	200	200
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/24	170	172
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/25	200	182
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/25	275	282
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/26	340	297
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/26	500	520
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/27	800	673
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/27	600	633
[4]	Palm Bay FL GO	5.000%	7/1/24	1,920	1,949
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/23	110	110
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/24	230	229
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/25	240	238
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/26	250	249
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/27	260	259
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/28	265	264
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/29	420	419
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	500	500
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	350	360
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	675	648
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/26	150	146

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	455	476
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/31	625	578
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/29	200	211
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/30	400	425
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/31	200	213
[6]	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.080%	8/7/23	5,425	5,425
	Palm Beach County School District COP	5.000%	8/1/23	1,885	1,885
	Palm Beach County School District COP	5.000%	8/1/23	1,500	1,500
	Palm Beach County School District COP	5.000%	8/1/23	2,025	2,025
	Palm Beach County School District COP	5.000%	8/1/24	13,680	13,913
	Palm Beach County School District COP	5.000%	8/1/24	1,600	1,627
	Palm Beach County School District COP	5.000%	8/1/25	2,050	2,122
	Palm Beach County School District COP	5.000%	8/1/28	2,300	2,369
	Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/25	1,730	1,777
	Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/26	1,020	1,048
	Pasco County FL Second Local Option Fuel Sales Tax Revenue	5.000%	10/1/27	1,000	1,080
[1]	Pasco County School Board COP	5.000%	8/1/25	250	259
[4]	Pasco County School Board COP	5.000%	8/1/27	400	432
[4]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/25	750	778
[4]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/26	870	920
[4]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/27	905	973
[4]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/28	950	1,038
[4]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/29	1,815	2,018
[4]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/30	4,935	5,576
	Pinellas County Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	3/1/50	2,265	2,247
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/24	260	264
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/25	450	465
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/26	650	685
	Polk County School District COP	5.000%	1/1/24	1,000	1,007
	Polk County School District COP	5.000%	1/1/25	2,715	2,780
	Port St. Lucie FL GO	5.000%	7/1/30	1,315	1,317
	Port St. Lucie FL Special Assessment Revenue	2.000%	7/1/24	1,580	1,554
	Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/23	580	581
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/32	1,225	1,248
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/24	2,030	2,028

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/25	950	947
[6]	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue TOB VRDO	4.060%	8/3/23	13,440	13,440
[6]	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue TOB VRDO	4.080%	8/3/23	11,000	11,000
[6]	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue TOB VRDO	4.080%	8/3/23	3,000	3,000
	School Board of Miami-Dade County COP	5.000%	5/1/29	2,000	2,046
	School District of Broward County COP	5.000%	7/1/28	5,000	5,478
	School District of Broward County COP	5.000%	7/1/29	4,000	4,114
[6]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/25	220	215
[6]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/26	305	296
[6]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/27	235	226
	Seminole FL Water & Sewer Revenue Water Revenue	4.000%	10/1/29	1,450	1,477
	South Florida Water Management District COP	5.000%	10/1/30	5,000	5,225
	South Florida Water Management District COP	5.000%	10/1/32	8,250	8,604
[6]	South Miami Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.050%	8/3/23	9,170	9,170
[6]	South Miami Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.080%	8/3/23	7,990	7,990
[6]	South Miami Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.180%	8/3/23	5,250	5,250
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	2,200	2,201
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	1,315	1,406
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	1,375	1,458
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	1,500	1,592
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	5,000	5,309
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/24	285	281
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/26	555	534
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/27	860	817
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/28	810	763
	Sumter County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,665	1,684
	Sunshine Skyway Bridge Highway Revenue	5.000%	7/1/25	1,775	1,833
	Sunshine Skyway Bridge Highway Revenue	5.000%	7/1/26	3,860	4,060
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/25	1,130	1,173
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	525	526
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/25	300	308

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/26	250	260
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/27	250	263
[6]	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project) TOB VRDO	4.180%	8/3/23	3,855	3,855
[6]	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project) TOB VRDO	4.180%	8/3/23	6,140	6,140
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/24	1,100	1,116
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/25	2,000	2,053
	Tohopekaliga Water Authority Water Revenue	4.000%	10/1/33	1,000	1,021
	Village Community Development District No. 13 Special Assessment Revenue	1.800%	5/1/26	350	330
	Village Community Development District No. 13 Special Assessment Revenue	4.000%	5/1/27	4,995	5,002
[6]	Village Community Development District No. 15 Special Assessment Revenue	4.250%	5/1/28	500	502
[6]	Village Community Development District No. 15 Special Assessment Revenue	4.375%	5/1/33	1,500	1,516
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/23	830	832
	Volusia County Educational Facility Authority College & University Revenue	5.000%	6/1/24	700	706
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/30	1,555	1,578
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/31	3,115	3,162
	Westview South Community Development District Special Assessment Revenue (Assessment Area One -2023 Project)	4.875%	5/1/28	500	501
[1]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/26	260	274
[1]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/27	375	402
[1]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/28	1,000	1,097
					1,103,349
Georgia (4.0%)
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	7,045	7,677
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/23	2,725	2,727
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/24	2,835	2,871
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/25	2,945	3,020
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/26	3,060	3,180
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/27	3,180	3,353

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/28	3,290	3,515
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/29	3,415	3,688
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/24	575	583
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/26	635	664
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/27	665	709
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/28	695	754
	Appling County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Hatch Project) PUT	1.500%	2/3/25	2,780	2,634
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/27	1,805	1,815
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/32	17,385	17,501
	Atlanta GA GO	5.000%	12/1/29	5,000	5,670
	Atlanta GA GO	5.000%	12/1/30	5,000	5,773
	Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/23	1,075	1,080
	Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/24	900	918
	Atlanta GA Tax Allocation Revenue (Beltline Project)	5.000%	1/1/27	1,350	1,423
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/23	2,635	2,646
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT (Skyline Apartments Project)	2.000%	9/1/24	3,339	3,248
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/24	8,190	8,353
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/25	8,600	8,904
[1]	Bainbridge GA Combined Utility Multiple Utility Revenue	4.000%	12/1/26	100	102
[1]	Bainbridge GA Combined Utility Multiple Utility Revenue	4.000%	12/1/27	100	103
[1]	Bainbridge GA Combined Utility Multiple Utility Revenue	4.000%	12/1/28	100	104
[1]	Bainbridge GA Combined Utility Multiple Utility Revenue	4.000%	12/1/29	130	136
	Bartow County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Bowen Project)	1.800%	9/1/29	5,000	4,182
	Bartow County Development Authority Electric Power & Light Revenue PUT	3.950%	3/8/28	12,815	12,732
	Bleckley County & Dodge County Joint Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	660	669
	Bleckley County & Dodge County Joint Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/25	860	886
	Board of Water Light & Sinking Fund Commissioners of The City of Dalton Multiple Utility Revenue	5.000%	3/1/30	1,010	1,057
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/24	275	279
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/26	795	835

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bulloch County Development Authority College & University Revenue, ETM	5.000%	7/1/24	70	71
	Bulloch County Development Authority College & University Revenue, ETM	5.000%	7/1/26	195	206
	Burke County Development Authority Electric Power & Light Revenue PUT	1.500%	2/3/25	2,185	2,070
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	5.000%	7/1/26	250	263
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	5.000%	7/1/27	400	428
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Meical Center Inc. Project)	5.000%	7/1/34	2,560	2,656
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	420	439
	Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/26	210	220
	Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/28	250	272
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	715	721
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,025	1,048
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	455	465
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,950	2,026
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	785	816
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	450	475
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	475	501
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/24	500	504
[6]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.040%	8/3/23	9,085	9,085
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/26	27,090	27,950
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/29	5,440	5,851
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/24	860	871
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/24	200	202
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/25	250	255
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/26	375	388
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/27	1,050	1,100

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/28	1,000	1,060
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	5.000%	3/1/24	1,000	1,009
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	5.000%	3/1/25	550	561
[6,7]	Development Authority for Fulton County Health, Hospital, Nursing Home Revenue TOB VRDO	4.040%	8/3/23	1,455	1,455
	Development Authority of Burke County Electric Power & Light Revenue (Georgia Power Company Plant Vogtle Project) PUT	3.800%	5/21/26	2,330	2,310
	Development Authority of Burke County Electric Power & Light Revenue (Georgia Power Company Plant Vogtle Project) PUT	3.800%	5/21/26	7,705	7,638
	Development Authority of Burke County Electric Power & Light Revenue PUT	1.700%	8/22/24	5,750	5,566
	Development Authority of Burke County Electric Power & Light Revenue PUT	3.875%	3/6/26	2,215	2,202
	Development Authority of Monroe County Electric Power & Light Revenue PUT	3.875%	3/6/26	3,270	3,250
	Development Authority of Monroe County Electric Power & Light Revenue PUT	3.875%	3/6/26	2,990	2,972
	Development Authority of Monroe County Electric Power & Light Revenue PUT	3.875%	3/6/26	1,270	1,262
	Development Authority of Monroe County Electric Power & Light Revenue PUT	3.875%	3/6/26	1,270	1,262
	Fayette County GA Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	3,130	3,146
	Fulton County Development Authority College & University Revenue	3.750%	6/1/24	600	600
	Fulton County Development Authority College & University Revenue	5.000%	6/1/24	540	547
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,720	1,797
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/24	500	504
[6]	Fulton County Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.040%	8/3/23	5,625	5,625
[6]	Fulton County Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.080%	8/7/23	2,495	2,495
[7]	Fulton County Development Authority Health, Hospital, Nursing Home Revenue VRDO	4.040%	8/2/23	20,400	20,400
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	2,185	2,172
[6]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	3.000%	4/1/24	300	295
[6]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/26	835	805
[6]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/27	965	917
[6]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/28	1,000	936
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	2,500	2,511

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	305	306
Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	300	304
Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	250	258
Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	690	725
Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	675	721
Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	875	950
Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/26	1,250	1,292
Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/27	1,250	1,313
Georgia GO	5.000%	7/1/24	6,000	6,099
Georgia GO	5.000%	2/1/25	2,000	2,056
Georgia GO	5.000%	2/1/26	5,755	5,772
Georgia GO	5.000%	7/1/26	8,820	9,341
Georgia Housing & Finance Authority Local or Guaranteed Housing Revenue	4.000%	6/1/44	105	105
Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/24	1,230	1,237
Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/25	3,830	3,901
Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/26	680	703
Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/26	3,765	3,890
Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/29	1,000	1,067
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/24	840	844
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/24	830	834
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/25	930	948
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/26	1,710	1,767
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/27	1,150	1,205
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/28	1,275	1,358
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/24	795	799
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/25	615	627
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/26	630	651
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/27	1,760	1,844
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/28	2,870	3,058
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/25	2,450	2,499

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/24	250	251
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/25	365	371
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/25	425	433
[4]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/25	200	206
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/26	600	616
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/26	890	919
[4]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/26	150	157
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/27	660	685
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/27	550	576
[4]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/27	200	214
[4]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/28	190	207
[4]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/29	300	331
[4]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/30	200	223
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/24	3,750	3,770
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/24	3,180	3,197
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/26	160	163
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	300	315
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/24	1,485	1,493
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/25	505	515
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/26	1,350	1,395
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/27	1,000	1,048
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/28	1,400	1,492
	Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/28	675	744
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/25	540	558
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/27	4,760	5,134
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	2,580	2,603
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,000	2,021
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/24	530	534
	Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	8/1/25	12,225	12,685
	Houston Healthcare System Inc., Revenue RAN, Prere.	5.000%	4/1/24	5,670	5,710

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/24	450	454
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/25	175	179
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	9/1/23	2,340	2,341
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/23	500	500
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/23	7,160	7,168
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/23	355	355
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/24	1,000	1,005
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/24	975	983
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/24	8,825	8,929
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/24	335	334
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/25	5,000	5,041
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/25	2,500	2,541
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/25	490	488
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/26	2,270	2,323
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/26	580	577
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/27	465	487
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/27	1,225	1,217
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/28	5,000	4,941
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/23	130,320	130,373
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/23	20,025	20,046
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/2/24	94,035	94,204
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	91,585	91,100
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/27	14,210	14,153
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/28	77,015	76,039
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/29	41,845	43,236
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/29	29,790	29,270
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/30	53,710	56,312
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/30	25,000	25,860
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/30	82,130	86,334
[3]	Main Street Natural Gas Inc. Natural Gas Revenue, 67% of 1M USD LIBOR + 0.750%	4.237%	4/1/48	39,210	39,222

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Main Street Natural Gas Inc. Natural Gas Revenue, 67% of 1M USD LIBOR + 0.830%	4.317%	8/1/48	47,690	47,721
[3]	Main Street Natural Gas Inc. Natural Gas Revenue, SIFMA Municipal Swap Index Yield + 0.570%	4.550%	8/1/48	6,750	6,744
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (GA College & State University Project)	5.000%	6/15/25	620	638
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (GA College & State University Project)	5.000%	6/15/27	425	451
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (GA College & State University Project)	5.000%	6/15/28	530	576
	Monroe County Development Authority Electric Power & Light Revenue PUT	1.500%	2/3/25	3,750	3,553
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/23	1,710	1,711
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/24	1,740	1,749
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/25	400	404
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/26	805	844
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/27	800	850
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/28	1,160	1,253
	Municipal Electric Authority of Georgia Nuclear Revenue	4.000%	1/1/24	105	105
	Municipal Electric Authority of Georgia Nuclear Revenue	4.000%	1/1/25	395	397
	Municipal Electric Authority of Georgia Nuclear Revenue	4.000%	1/1/26	425	428
	Municipal Electric Authority of Georgia Nuclear Revenue	4.000%	1/1/28	430	441
	Municipal Electric Authority of Georgia Nuclear Revenue	3.375%	1/1/32	100	99
	Municipal Electric Authority of Georgia Nuclear Revenue (Project 1)	4.000%	1/1/28	220	224
[4,6,7]	Municipal Electric Authority of Georgia Nuclear Revenue TOB VRDO	4.120%	8/3/23	8,960	8,960
[1,6]	Municipal Electric Nuclear Revenue TOB VRDO	4.720%	8/1/23	3,550	3,550
[1,6]	Municipal Electric Nuclear Revenue TOB VRDO	4.720%	8/1/23	4,660	4,660
	Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/25	600	613
	Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/26	600	624
	Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/27	500	530
	Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/28	920	992
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/24	400	406

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/26	625	655
Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/27	530	565
Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/28	465	503
Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	5.000%	1/1/24	1,035	1,040
Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	5.000%	1/1/25	850	865
Savannah GA Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.240%	7/1/31	41,560	41,560
South Regional Joint Development Authority College & University Revenue	5.000%	8/1/23	1,080	1,080
South Regional Joint Development Authority College & University Revenue	5.000%	8/1/24	1,490	1,514
White County Development Authority College & University Revenue	5.000%	10/1/29	895	874
				1,234,202
Guam (0.2%)
Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue, ETM	5.000%	10/1/23	385	386
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/24	1,100	1,106
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/24	855	860
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/24	500	503
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/25	2,250	2,262
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/25	925	938
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/25	500	506
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/26	965	988
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/29	1,100	1,109
Guam Hotel Occupancy Tax Revenue	5.000%	11/1/27	350	363
Guam Income Tax Revenue	5.000%	12/1/23	1,440	1,444
Guam Income Tax Revenue	5.000%	12/1/26	2,250	2,323
Guam Miscellaneous Taxes Revenue	5.000%	11/15/23	1,835	1,837
Guam Miscellaneous Taxes Revenue	5.000%	11/15/24	1,860	1,871
Guam Miscellaneous Taxes Revenue	5.000%	11/15/26	1,500	1,521
Guam Miscellaneous Taxes Revenue	5.000%	11/15/28	250	254
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/23	1,000	1,001
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/23	1,980	1,983
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/24	2,145	2,166
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/24	1,555	1,570
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	1,000	1,012

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	1,480	1,511
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	1,565	1,597
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/26	2,160	2,231
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	3,860	4,041
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/28	3,250	3,440
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/29	4,515	4,839
	Territory of Guam Income Tax Revenue	5.000%	12/1/27	5,230	5,395
					49,057
Hawaii (0.4%)
	Georgia GO	5.000%	10/1/29	1,250	1,323
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/27	500	537
[3]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.430%	7/1/39	6,665	6,665
[3]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.430%	7/1/39	1,730	1,730
	Hawaii GO	5.000%	5/1/24	13,040	13,203
	Hawaii GO, Prere.	5.000%	8/1/23	6,000	6,000
	Hawaii GO, Prere.	5.000%	8/1/23	7,445	7,445
	Hawaii GO, Prere.	5.000%	8/1/23	7,000	7,000
	Hawaii GO, Prere.	5.000%	8/1/23	2,235	2,235
	Hawaii GO, Prere.	5.000%	8/1/23	1,275	1,275
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	5,975	5,981
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	8,470	8,478
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	9,225	9,234
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	8,470	8,479
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	6,970	6,977
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	4,170	4,174
	Honolulu HI City & County GO	5.000%	9/1/25	1,815	1,885
	Honolulu HI City & County GO	5.000%	11/1/25	1,950	2,033
	Honolulu HI City & County GO (Honolulu Rail Transit Project)	5.000%	3/1/27	19,210	20,584
	Honolulu HI City & County Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	4,300	4,453
					119,691
Idaho (0.1%)
	Boise City ID Airport Port, Airport & Marina Revenue (PUB Parking Facilities Project)	4.000%	9/1/26	250	255
	Boise City ID Airport Port, Airport & Marina Revenue (PUB Parking Facilities Project)	5.000%	9/1/28	325	357
	Canyon County School District No. 139 Vallivue GO	4.000%	9/15/23	675	675
	Canyon County School District No. 139 Vallivue GO	5.000%	9/15/25	650	675
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	4,420	4,443

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	120	125
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	225	238
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	265	285
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	400	437
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/29	150	155
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/24	1,350	1,360
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/25	6,605	6,751
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/27	900	942
[13]	Idaho Housing & Finance Assn. Local or Guaranteed Housing Revenue	4.000%	1/1/50	940	933
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/24	2,100	2,133
	Idaho State Building Authority Lease Revenue (Prison Facilities Project), ETM	5.000%	9/1/23	900	901
[1]	University of Idaho College & University Revenue	5.000%	4/1/24	160	162
[1]	University of Idaho College & University Revenue	5.000%	4/1/25	335	344
[1]	University of Idaho College & University Revenue	5.000%	4/1/26	555	580
[1]	University of Idaho College & University Revenue	5.000%	4/1/27	450	480
					22,231
Illinois (7.6%)
[4]	Adams County School District No. 172 GO	4.000%	2/1/32	1,000	1,014
[4]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/24	500	501
[4]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/25	555	560
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/24	195	192
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/25	240	227
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/25	665	673
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/26	400	365
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/26	710	725
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/27	380	335
[10]	Chicago Board of Education GO	0.000%	12/1/23	4,500	4,438
[10]	Chicago Board of Education GO	0.000%	12/1/23	575	567
	Chicago Board of Education GO	5.000%	12/1/23	500	501
	Chicago Board of Education GO	5.000%	12/1/23	2,950	2,958
	Chicago Board of Education GO	5.000%	12/1/23	17,630	17,681
[4]	Chicago Board of Education GO	5.000%	12/1/23	2,030	2,036
	Chicago Board of Education GO	5.000%	12/1/23	6,125	6,143
	Chicago Board of Education GO	5.000%	12/1/23	1,085	1,088
[12]	Chicago Board of Education GO	5.500%	12/1/23	470	472
[10]	Chicago Board of Education GO	0.000%	12/1/24	1,720	1,627

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10]	Chicago Board of Education GO	0.000%	12/1/24	1,670	1,580
	Chicago Board of Education GO	5.000%	12/1/24	1,000	1,011
	Chicago Board of Education GO	5.000%	12/1/24	3,055	3,087
	Chicago Board of Education GO	5.000%	12/1/24	12,500	12,631
[4]	Chicago Board of Education GO	5.000%	12/1/24	5,800	5,877
	Chicago Board of Education GO	5.000%	12/1/24	11,140	11,257
	Chicago Board of Education GO	5.000%	12/1/24	1,150	1,162
[10]	Chicago Board of Education GO	0.000%	12/1/25	2,875	2,611
[10]	Chicago Board of Education GO	0.000%	12/1/25	3,235	2,938
	Chicago Board of Education GO	0.000%	12/1/25	2,375	2,152
	Chicago Board of Education GO	5.000%	12/1/25	10,385	10,620
[4]	Chicago Board of Education GO	5.000%	12/1/25	4,500	4,597
	Chicago Board of Education GO	5.000%	12/1/25	2,500	2,557
	Chicago Board of Education GO	5.000%	12/1/25	1,000	1,023
[12]	Chicago Board of Education GO	5.500%	12/1/25	3,420	3,502
	Chicago Board of Education GO	0.000%	12/1/26	17,205	14,969
[10]	Chicago Board of Education GO	0.000%	12/1/26	2,960	2,584
[10,14]	Chicago Board of Education GO	0.000%	12/1/26	95	83
	Chicago Board of Education GO	5.000%	12/1/26	4,945	5,101
	Chicago Board of Education GO	5.000%	12/1/26	2,125	2,192
	Chicago Board of Education GO	5.000%	12/1/26	5,810	5,993
	Chicago Board of Education GO	5.000%	12/1/26	1,450	1,496
[14,15]	Chicago Board of Education GO	5.500%	12/1/26	10,475	11,005
[12]	Chicago Board of Education GO	5.500%	12/1/26	1,250	1,284
	Chicago Board of Education GO	7.000%	12/1/26	10,000	10,678
	Chicago Board of Education GO	0.000%	12/1/27	500	417
[10]	Chicago Board of Education GO	0.000%	12/1/27	1,060	889
	Chicago Board of Education GO	4.000%	12/1/27	10,875	10,834
	Chicago Board of Education GO	5.000%	12/1/27	2,635	2,738
[4]	Chicago Board of Education GO	5.000%	12/1/27	4,450	4,661
	Chicago Board of Education GO	5.000%	12/1/27	3,860	4,011
[12]	Chicago Board of Education GO	5.500%	12/1/27	3,070	3,189
[10]	Chicago Board of Education GO	0.000%	12/1/28	13,020	10,470
[10,14]	Chicago Board of Education GO	0.000%	12/1/28	13,800	11,098
	Chicago Board of Education GO	5.000%	12/1/28	13,620	14,230
	Chicago Board of Education GO	5.000%	12/1/29	16,420	17,240
	Chicago Board of Education GO	5.000%	12/1/30	6,645	6,956
[4]	Chicago Board of Education GO	5.000%	12/1/30	4,295	4,534
	Chicago Board of Education GO	5.000%	12/1/30	6,820	7,196
	Chicago Board of Education GO	5.000%	12/1/30	2,035	2,084
[4]	Chicago Board of Education GO	5.000%	12/1/30	1,000	1,056
[12]	Chicago Board of Education GO	5.500%	12/1/30	2,500	2,680
	Chicago Board of Education GO	5.000%	12/1/31	6,240	6,572
	Chicago Board of Education GO	5.000%	12/1/31	4,045	4,190
	Chicago Board of Education GO	5.000%	12/1/32	1,250	1,305
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/24	1,450	1,457
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/25	4,320	4,412
[6]	Chicago IL (Pulaski Promenade Project) COP	5.240%	2/15/31	1,904	1,904
[10]	Chicago IL GO	0.000%	1/1/24	1,000	983
	Chicago IL GO	5.000%	1/1/24	10,325	10,371
	Chicago IL GO	5.000%	1/1/24	500	502
	Chicago IL GO	5.000%	1/1/24	800	804
	Chicago IL GO	0.000%	1/1/25	1,130	1,066
	Chicago IL GO	5.000%	1/1/25	12,420	12,631
	Chicago IL GO	5.000%	1/1/25	3,100	3,153
	Chicago IL GO	0.000%	1/1/26	300	277

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10]	Chicago IL GO	0.000%	1/1/26	235	217
	Chicago IL GO	5.000%	1/1/26	330	335
	Chicago IL GO	5.000%	1/1/26	6,020	6,212
	Chicago IL GO	5.000%	1/1/26	10,920	11,268
	Chicago IL GO	5.000%	1/1/26	1,260	1,279
	Chicago IL GO	5.000%	1/1/26	1,565	1,589
	Chicago IL GO	0.000%	1/1/27	1,000	896
[10]	Chicago IL GO	0.000%	1/1/27	1,000	896
	Chicago IL GO	5.000%	1/1/27	8,450	8,851
	Chicago IL GO	5.000%	1/1/27	645	661
[10]	Chicago IL GO	0.000%	1/1/28	100	87
	Chicago IL GO	5.000%	1/1/28	2,250	2,379
	Chicago IL GO	5.000%	1/1/29	3,670	3,917
	Chicago IL GO	5.000%	1/1/29	2,500	2,557
	Chicago IL GO	5.000%	1/1/30	7,320	7,879
	Chicago IL GO	5.000%	1/1/30	5,285	5,689
	Chicago IL GO	5.250%	1/1/30	4,500	4,535
	Chicago IL GO	5.000%	1/1/31	515	527
	Chicago IL GO	5.500%	1/1/33	7,985	8,137
	Chicago IL GO, ETM	5.000%	1/1/26	1,720	1,794
[10]	Chicago IL GO, ETM	0.000%	1/1/27	2,050	1,836
	Chicago IL GO, ETM	5.250%	1/1/27	2,500	2,683
	Chicago IL GO, Prere.	5.000%	1/1/25	2,285	2,340
	Chicago IL Local or Guaranteed Housing Revenue PUT	4.000%	10/1/24	20,225	20,201
[1,6]	Chicago IL Transit Authority Sales Tax Receipts Revenue TOB VRDO	4.100%	8/3/23	6,200	6,200
[1,6,7]	Chicago IL Transit Authority Sales Tax Receipts Revenue TOB VRDO	4.100%	8/3/23	2,500	2,500
[6]	Chicago IL Transit Authority Sales Tax Receipts Sales Tax Revenue TOB VRDO	4.060%	8/3/23	24,115	24,115
[6]	Chicago IL Transit Authority Sales Tax Receipts Sales Tax Revenue TOB VRDO	4.140%	8/3/23	4,420	4,420
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/24	1,850	1,859
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/24	1,125	1,131
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/24	2,700	2,714
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/25	1,090	1,096
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/25	1,000	1,017
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/25	3,550	3,611
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/25	4,005	4,074
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/26	1,270	1,277
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/26	1,020	1,054
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/27	2,500	2,629
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/27	300	302
[4]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/29	2,650	2,898
[4]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/30	3,770	4,183

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10]	Chicago IL Wastewater Transmission Sewer Revenue	5.500%	1/1/30	470	507
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/31	3,555	3,696
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/34	1,000	1,003
[4,6]	Chicago IL Wastewater Transmission Sewer Revenue TOB VRDO	4.100%	8/3/23	4,880	4,880
	Chicago IL Wastewater Transmission Sewer Revenue, ETM	5.000%	1/1/25	865	885
	Chicago IL Waterworks Water Revenue	5.000%	11/1/23	2,900	2,909
	Chicago IL Waterworks Water Revenue	5.000%	11/1/24	1,725	1,754
	Chicago IL Waterworks Water Revenue	5.000%	11/1/24	3,100	3,152
	Chicago IL Waterworks Water Revenue	5.000%	11/1/25	2,050	2,115
	Chicago IL Waterworks Water Revenue	5.000%	11/1/25	12,505	12,903
	Chicago IL Waterworks Water Revenue	5.000%	11/1/26	2,315	2,427
	Chicago IL Waterworks Water Revenue	5.000%	11/1/26	14,865	15,587
	Chicago IL Waterworks Water Revenue	5.000%	11/1/27	5,000	5,337
	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	4,560	4,862
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/30	1,000	1,056
[4]	Chicago IL Waterworks Water Revenue	5.000%	11/1/30	750	843
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/23	2,525	2,532
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/25	1,160	1,176
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/26	845	860
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/27	1,655	1,683
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/30	120	122
[4]	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/30	1,800	1,915
[4,6]	Chicago IL Waterworks Water Revenue TOB VRDO	4.800%	8/1/23	6,765	6,765
[4,6]	Chicago IL Waterworks Water Revenue TOB VRDO	4.100%	8/3/23	8,680	8,680
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	905	906
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	8,000	8,056
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	1,065	1,071
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	2,020	2,022
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	2,000	2,011
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	1,470	1,480
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	4,660	4,690
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	1,755	1,766
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	750	768
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	830	850
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	215	220
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	1,110	1,132

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	1,160	1,209
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	345	359
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	110	115
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	210	219
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	670	712
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	2,745	2,919
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/27	170	182
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	1,250	1,269
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	355	360
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	125	130
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	4,000	4,335
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	165	172
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	6,000	6,606
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	1,380	1,543
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	100	101
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	1,125	1,139
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/33	3,750	4,009
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	5,845	6,072
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/34	3,750	4,010
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	5.000%	1/1/26	1,250	1,302
	Chicago Park District GO	4.000%	1/1/24	670	671
	Chicago Park District GO	5.000%	1/1/24	550	553
	Chicago Park District GO	5.000%	11/15/24	680	692
	Chicago Park District GO	4.000%	1/1/25	390	392
	Chicago Park District GO	4.000%	1/1/25	2,320	2,334
	Chicago Park District GO	5.000%	1/1/25	625	637
	Chicago Park District GO	5.000%	1/1/25	315	317
	Chicago Park District GO	5.000%	1/1/25	300	302
[1]	Chicago Park District GO	5.000%	1/1/25	200	204
	Chicago Park District GO	5.000%	11/15/25	1,430	1,468
	Chicago Park District GO	5.000%	1/1/26	1,000	1,030
[1]	Chicago Park District GO	5.000%	1/1/26	550	568
	Chicago Park District GO	5.000%	1/1/26	180	181
	Chicago Park District GO	5.000%	11/15/26	1,500	1,562
	Chicago Park District GO	5.000%	1/1/27	925	955
[1]	Chicago Park District GO	5.000%	1/1/27	650	683
[1]	Chicago Park District GO	5.000%	1/1/28	1,000	1,070
	Chicago Park District GO	5.000%	1/1/29	620	624
[1]	Chicago Park District GO	4.000%	1/1/31	1,955	2,007
[1]	Chicago Park District GO	4.000%	11/15/32	1,000	1,027

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago Park District GO, Prere.	5.000%	1/1/24	730	734
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/24	5,065	5,113
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/24	1,250	1,262
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/25	6,115	6,256
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/25	4,415	4,517
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/25	1,625	1,662
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	3,850	4,003
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	2,500	2,599
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/27	7,495	7,919
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/27	2,750	2,906
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/28	4,250	4,557
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/28	7,250	7,774
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/29	5,660	6,150
[1,6]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue TOB VRDO	4.100%	8/3/23	3,070	3,070
[6]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue TOB VRDO	4.140%	8/3/23	3,235	3,235
	Cook County Community Consolidated School District No. 62 Des Plaines GO	5.000%	12/1/23	3,810	3,828
	Cook County Community Unit School District No. 401 Elmwood Park GO	4.000%	12/1/23	1,625	1,628
	Cook County Community Unit School District No. 401 Elmwood Park GO	4.000%	12/1/24	1,690	1,701
	Cook County IL GO	5.000%	11/15/23	1,350	1,355
	Cook County IL GO	4.000%	11/15/24	4,200	4,225
	Cook County IL GO	5.000%	11/15/24	1,475	1,502
	Cook County IL GO	4.000%	11/15/25	4,140	4,210
	Cook County IL GO	5.000%	11/15/25	1,195	1,238
	Cook County IL GO	4.000%	11/15/26	4,945	5,073
[4]	Cook County IL GO	5.000%	11/15/26	3,710	3,920
	Cook County IL GO	5.000%	11/15/26	3,900	4,116
	Cook County IL GO	4.000%	11/15/27	2,925	3,030
	Cook County IL GO	5.000%	11/15/27	1,205	1,265
	Cook County IL GO	5.000%	11/15/27	2,000	2,148
	Cook County IL GO	4.000%	11/15/28	1,755	1,832
	Cook County IL GO	5.000%	11/15/28	4,545	4,960
	Cook County IL GO	5.000%	11/15/28	2,705	2,839
	Cook County IL GO	5.000%	11/15/28	350	382
	Cook County IL GO	5.000%	11/15/29	3,600	3,985
	Cook County IL GO	5.000%	11/15/30	2,200	2,309
	Cook County IL Sales Tax Revenue	4.000%	11/15/34	1,000	1,015
[6]	Cook County IL Sales Tax Revenue TOB VRDO	4.080%	8/3/23	6,485	6,485
	Cook County School District No. 105 GO	5.000%	1/15/27	1,065	1,131
	Cook County School District No. 122 Ridgeland GO	3.000%	12/1/26	2,300	2,269
	Cook County School District No. 122 Ridgeland GO	3.000%	12/1/27	2,370	2,347

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cook County School District No. 122 Ridgeland GO	3.000%	12/1/28	1,735	1,719
	Cook County School District No. 151 South Holland GO	4.000%	4/1/25	675	680
[4]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/23	250	251
[4]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/24	250	255
[4]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/25	250	260
[4]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/26	500	531
[4]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/27	1,000	1,084
	Cook IL Sales Tax Revenue County Sales Tax Revenue	5.000%	11/15/25	690	715
	Cook IL Sales Tax Revenue County Sales Tax Revenue	5.000%	11/15/26	650	687
	Cook IL Sales Tax Revenue County Sales Tax Revenue	5.000%	11/15/27	350	377
	Cook IL Sales Tax Revenue County Sales Tax Revenue	5.000%	11/15/28	290	318
	Cook IL Sales Tax Revenue County Sales Tax Revenue	5.000%	11/15/29	140	156
	Cook IL Sales Tax Revenue County Sales Tax Revenue	5.000%	11/15/29	275	306
	Cook IL Sales Tax Revenue County Sales Tax Revenue	5.000%	11/15/30	300	338
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	4.000%	12/15/29	4,000	4,213
	DuPage & Cook Counties Community Consolidated School District No. 181 Hinsdale GO	4.000%	1/15/28	485	499
	DuPage & Cook Counties Community Unit School District No. 205 Elmhurst GO	4.000%	1/1/28	600	624
	DuPage & Cook Counties Township High School District No. 86 Hinsdale GO	5.000%	1/15/27	3,530	3,777
	DuPage & Cook Counties Township High School District No. 86 Hinsdale GO	5.000%	1/15/28	3,795	4,151
	Elk Grove Village IL GO	3.000%	1/1/24	550	548
	Elk Grove Village IL GO	3.000%	1/1/25	560	555
[4]	Franklin Park IL GO	4.000%	7/1/30	1,015	1,019
	Illinois Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.450%	3/3/26	2,000	1,944
	Illinois Development Finance Authority Local or Guaranteed Housing Revenue	5.250%	4/1/53	8,180	8,628
	Illinois Finance Authority College & University Revenue	5.000%	9/1/23	400	400
	Illinois Finance Authority College & University Revenue	5.000%	9/1/23	1,175	1,176
	Illinois Finance Authority College & University Revenue	5.000%	10/1/23	1,725	1,730
	Illinois Finance Authority College & University Revenue	4.000%	2/15/24	1,675	1,667
	Illinois Finance Authority College & University Revenue	5.000%	9/1/24	1,235	1,251
	Illinois Finance Authority College & University Revenue	5.000%	10/1/24	250	254
	Illinois Finance Authority College & University Revenue	5.000%	2/15/25	875	877

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Illinois Finance Authority College & University Revenue	5.000%	9/1/25	905	901
Illinois Finance Authority College & University Revenue	5.000%	9/1/25	1,295	1,326
Illinois Finance Authority College & University Revenue	5.000%	10/1/25	100	103
Illinois Finance Authority College & University Revenue	5.000%	10/1/25	275	274
Illinois Finance Authority College & University Revenue	5.000%	9/1/26	530	528
Illinois Finance Authority College & University Revenue	5.000%	9/1/26	680	706
Illinois Finance Authority College & University Revenue	5.000%	10/1/26	225	235
Illinois Finance Authority College & University Revenue	5.000%	9/1/27	730	729
Illinois Finance Authority College & University Revenue	5.000%	10/1/27	315	316
Illinois Finance Authority College & University Revenue	5.000%	10/1/28	550	554
Illinois Finance Authority College & University Revenue	4.000%	10/1/30	3,115	3,166
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	1,100	1,101
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	750	750
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	500	500
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	125	125
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,500	2,510
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	985	993
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	2,410	2,428
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	800	808
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	1,650	1,668
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	3,220	3,269
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	1,655	1,683
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	500	507
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	2,500	2,562
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	595	607
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	3,350	3,419
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	7,570	7,747
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	4,500	4,641
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	750	776
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	125	128

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,000	1,012
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,730	1,782
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	2,400	2,484
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	1,000	1,017
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	4,315	4,483
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,655	1,718
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	2,205	2,320
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,785	1,883
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	250	259
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,000	1,020
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,250	1,279
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,020	1,066
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	3,000	3,179
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	580	606
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	500	520
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,735	1,827
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	2,310	2,488
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	950	991
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,540	1,541
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,505	1,568
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,815	1,937
[6]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	7,000	7,180
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	2,500	2,643
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue (Advocate Health Care Project)	4.000%	11/1/30	10,000	10,085
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/25	6,530	6,690
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/26	3,930	4,074
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/27	8,730	9,281
[6,7]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.040%	8/3/23	9,075	9,075
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/23	1,500	1,501
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	1/1/24	640	644

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/24	1,395	1,416
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	2,500	2,578
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	5/15/25	3,150	3,262
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	5/15/25	1,100	1,139
[3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.300%	4.310%	4/1/51	5,705	5,705
[3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.680%	5/1/42	1,405	1,371
	Illinois Finance Authority Lease Revenue	5.000%	12/15/23	900	905
	Illinois Finance Authority Lease Revenue	5.000%	12/15/24	720	737
	Illinois Finance Authority Lease Revenue	5.000%	12/15/25	1,000	1,044
	Illinois Finance Authority Lease Revenue	5.000%	1/1/31	1,125	1,173
[3]	Illinois Finance Authority Recreational Revenue, SOFR + 1.200%	4.910%	11/1/34	10,545	10,530
	Illinois GO	5.000%	8/1/23	490	490
	Illinois GO	5.000%	10/1/23	10,000	10,021
	Illinois GO	5.000%	10/1/23	5,000	5,010
	Illinois GO	5.000%	11/1/23	58,995	59,179
	Illinois GO	5.000%	11/1/23	1,990	1,996
	Illinois GO	5.000%	12/1/23	20,000	20,086
	Illinois GO	5.000%	2/1/24	780	785
	Illinois GO	5.000%	2/1/24	780	785
	Illinois GO	4.000%	3/1/24	2,185	2,189
	Illinois GO	5.000%	4/1/24	315	318
	Illinois GO	4.000%	5/1/24	225	226
	Illinois GO	5.000%	5/1/24	375	379
	Illinois GO	5.000%	5/1/24	2,000	2,020
	Illinois GO	5.500%	5/1/24	375	380
	Illinois GO	5.000%	6/1/24	2,500	2,528
	Illinois GO	5.000%	7/1/24	4,080	4,130
	Illinois GO	5.000%	10/1/24	765	777
	Illinois GO	5.000%	10/1/24	5,000	5,080
	Illinois GO	5.000%	11/1/24	36,340	36,965
	Illinois GO	5.000%	2/1/25	4,880	4,982
	Illinois GO	5.000%	2/1/25	550	553
	Illinois GO	4.000%	3/1/25	750	755
	Illinois GO	5.000%	3/1/25	2,750	2,810
	Illinois GO	5.000%	3/1/25	10,000	10,220
	Illinois GO	5.000%	4/1/25	4,170	4,199
	Illinois GO	5.000%	5/1/25	280	282
	Illinois GO	5.000%	5/1/25	2,500	2,561
	Illinois GO	5.000%	5/1/25	3,200	3,278
	Illinois GO	5.500%	5/1/25	3,000	3,099
	Illinois GO	6.000%	5/1/25	150	156
	Illinois GO	5.000%	7/1/25	7,750	7,961
	Illinois GO	5.000%	9/1/25	3,405	3,506
	Illinois GO	5.000%	11/1/25	28,750	29,676
[1]	Illinois GO	5.000%	11/1/25	10,000	10,386
	Illinois GO	5.000%	12/1/25	500	517
	Illinois GO	5.000%	12/1/25	660	682
	Illinois GO	5.000%	1/1/26	3,680	3,809
	Illinois GO	5.000%	2/1/26	3,125	3,143
	Illinois GO	5.000%	2/1/26	8,900	9,224

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois GO	5.000%	3/1/26	3,250	3,373
	Illinois GO	5.000%	3/1/26	10,000	10,377
[4]	Illinois GO	5.000%	4/1/26	1,500	1,500
[4]	Illinois GO	5.000%	4/1/26	2,500	2,523
	Illinois GO	5.000%	5/1/26	6,550	6,606
	Illinois GO	5.000%	5/1/26	5,000	5,206
	Illinois GO	5.500%	5/1/26	8,675	9,139
	Illinois GO	5.000%	7/1/26	5,795	6,052
	Illinois GO	5.000%	11/1/26	29,165	30,593
	Illinois GO	5.000%	11/1/26	3,500	3,671
	Illinois GO	5.000%	1/1/27	1,750	1,814
	Illinois GO	5.000%	3/1/27	6,825	7,186
	Illinois GO	5.000%	3/1/27	7,935	8,355
	Illinois GO	5.000%	4/1/27	2,585	2,607
[4]	Illinois GO	5.000%	4/1/27	1,000	1,000
	Illinois GO	5.000%	5/1/27	4,080	4,119
	Illinois GO	5.000%	5/1/27	7,000	7,395
	Illinois GO	5.000%	6/1/27	1,400	1,459
	Illinois GO	5.000%	7/1/27	9,605	10,178
	Illinois GO	5.000%	10/1/27	1,500	1,594
	Illinois GO	5.000%	11/1/27	19,070	20,284
	Illinois GO	5.000%	1/1/28	590	610
	Illinois GO	5.500%	1/1/28	240	261
	Illinois GO	5.000%	2/1/28	1,075	1,132
	Illinois GO	4.000%	3/1/28	3,000	3,087
	Illinois GO	4.125%	3/1/28	325	325
	Illinois GO	5.000%	3/1/28	805	861
	Illinois GO	5.000%	5/1/28	1,555	1,571
	Illinois GO	5.000%	5/1/28	5,000	5,363
	Illinois GO	5.000%	6/1/28	890	925
	Illinois GO	5.000%	7/1/28	1,680	1,807
	Illinois GO	5.000%	11/1/28	23,700	25,224
	Illinois GO	5.000%	11/1/28	2,895	3,130
	Illinois GO	4.000%	1/1/29	215	215
	Illinois GO	5.000%	2/1/29	4,590	4,835
	Illinois GO	5.250%	2/1/29	350	353
	Illinois GO	5.000%	4/1/29	1,320	1,333
	Illinois GO	5.000%	7/1/29	30,000	32,736
	Illinois GO	5.000%	10/1/29	1,280	1,400
	Illinois GO	5.000%	11/1/29	21,850	23,242
	Illinois GO	4.000%	1/1/30	400	400
	Illinois GO	5.000%	1/1/30	1,000	1,034
	Illinois GO	5.000%	3/1/30	2,000	2,198
	Illinois GO	5.000%	5/1/30	7,370	8,117
	Illinois GO	5.000%	7/1/30	16,660	18,389
[4]	Illinois GO	4.000%	2/1/31	1,500	1,527
	Illinois GO	5.000%	12/1/31	1,000	1,062
	Illinois GO	5.000%	11/1/32	4,255	4,402
	Illinois GO	5.000%	12/1/28	3,600	3,896
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	2.000%	2/1/24	865	857
[13]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	0.800%	7/1/26	605	555
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	10/1/48	6,585	6,533
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	10/1/49	3,175	3,149
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.250%	10/1/49	2,000	1,995

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.750%	4/1/50	1,525	1,501
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	4/1/51	12,395	11,903
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	4/1/52	23,900	23,309
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.500%	10/1/52	19,485	19,699
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.250%	10/1/52	11,570	12,028
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	10/1/52	4,390	4,752
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.470%	12/1/23	12,500	12,466
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	12/1/24	2,000	1,995
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	6/1/25	2,520	2,520
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/25	11,110	11,378
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/26	15,370	15,843
[1]	Illinois Sales Tax	4.000%	6/15/30	1,000	1,020
	Illinois Sales Tax Revenue	5.000%	6/15/24	1,340	1,341
	Illinois Sales Tax Revenue	5.000%	6/15/24	1,850	1,867
	Illinois Sales Tax Revenue	5.000%	6/15/24	1,880	1,897
[1]	Illinois Sales Tax Revenue	5.000%	6/15/24	4,600	4,662
	Illinois Sales Tax Revenue	5.000%	6/15/24	5,000	5,045
[10]	Illinois Sales Tax Revenue	6.000%	6/15/24	205	209
	Illinois Sales Tax Revenue	5.000%	6/15/25	4,925	4,930
	Illinois Sales Tax Revenue	5.000%	6/15/25	8,825	9,057
	Illinois Sales Tax Revenue	5.000%	6/15/25	5,000	5,131
[1]	Illinois Sales Tax Revenue	5.000%	6/15/25	9,370	9,382
	Illinois Sales Tax Revenue	5.000%	6/15/25	1,150	1,180
[10]	Illinois Sales Tax Revenue	6.000%	6/15/25	375	392
	Illinois Sales Tax Revenue	5.000%	6/15/26	4,775	4,780
	Illinois Sales Tax Revenue	5.000%	6/15/26	1,250	1,299
[10]	Illinois Sales Tax Revenue	6.000%	6/15/26	125	134
	Illinois Sales Tax Revenue	4.000%	6/15/27	1,065	1,077
[10]	Illinois Sales Tax Revenue	6.000%	6/15/27	3,040	3,309
	Illinois Sales Tax Revenue	4.000%	6/15/28	7,355	7,416
	Illinois Sales Tax Revenue	4.000%	6/15/29	4,390	4,420
[1]	Illinois Sales Tax Revenue	4.000%	6/15/30	890	898
	Illinois Sales Tax Sales Tax Revenue	3.000%	6/15/34	300	273
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/28	2,000	2,050
[1]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/28	5,250	5,468
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/29	2,250	2,309
[1]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/29	3,000	3,157
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/30	3,000	3,097
[1]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/30	1,500	1,581
[4]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.000%	6/15/27	6,405	6,453
[4]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.250%	6/15/31	1,070	1,082

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.250%	6/15/32	10,150	10,260
[12]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/24	13,510	12,987
[12]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/25	2,905	2,671
[12]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/26	4,815	4,236
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/24	2,000	2,014
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	9,510	9,746
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	6,100	6,251
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	14,930	15,566
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	17,170	17,901
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	20,635	21,961
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	190	191
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	110	114
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	520	521
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	1,000	1,040
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	1,350	1,399
	Illinois State Toll Highway Authority Highway Revenue	4.000%	12/1/31	205	210
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/32	7,505	7,800
[4]	Illinois State University College & University Revenue	5.000%	4/1/28	750	808
[4]	Illinois State University College & University Revenue	5.000%	4/1/28	785	846
[6]	Illinois Toll Highway Authority Toll Highway Revenue TOB VRDO	4.040%	8/3/23	17,200	17,200
	Kane & DeKalb Counties Community Unit School District No. 301 Burlington GO	0.000%	12/1/25	1,000	910
[15]	Kane & DeKalb Counties Community Unit School District No. 302 Kaneland GO	0.000%	2/1/28	1,000	844
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/24	275	278
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/25	1,210	1,234
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/26	960	991
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/27	775	811
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/28	590	625
[4]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/23	140	141
[4]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/23	235	236
[4]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/24	240	245

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/25	170	176
[4]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/25	350	363
[4]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/26	220	232
[4]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/26	410	432
[4]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/27	215	223
	Kane McHenry Cook & De Kalb Counties Unit School District No. 300 GO	5.000%	1/1/29	10,000	10,557
	Kane McHenry Cook & De Kalb Counties Unit School District No. 300 GO	5.000%	1/1/30	2,000	2,121
[4]	Kendall County Forest Preserve District GO	5.000%	1/1/24	1,425	1,433
	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	10/1/23	550	551
[4]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/25	2,500	2,559
[4]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/26	3,605	3,746
[4]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/27	2,000	2,123
[1]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/27	1,500	1,592
[4]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	0.000%	2/1/28	5,090	4,336
[4]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/29	1,500	1,655
	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/33	1,500	1,555
	Lake County Forest Preserve District GO	5.000%	12/15/27	4,015	4,380
[1]	Madison County Community Unit School District No. 8 Bethalto GO	4.000%	12/1/30	1,000	1,038
	Maine Township High School District No. 207 GO	4.000%	12/1/24	4,295	4,329
	McLean & Woodford Counties Community Unit School District No. 5 Normal GO	4.000%	12/1/23	2,000	2,002
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/23	175	172
	Metropolitan Pier & Exposition Authority Appropriations Revenue	3.000%	6/15/24	5,550	5,491
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/24	6,825	6,457
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/24	2,145	2,029
	Metropolitan Pier & Exposition Authority Appropriations Revenue	3.000%	6/15/25	2,000	1,964
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/25	1,000	1,024
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/26	2,370	2,127
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/26	11,500	10,100
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/26	2,075	2,146
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/27	60	52
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/28	1,350	1,121

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/28	1,155	1,207
[4,14]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	2,000	2,132
[14,15]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	1,505	1,604
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/29	2,000	1,570
[4,16]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/30	10,000	7,737
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/30	10,000	7,542
	Metropolitan Pier & Exposition Authority Appropriations Revenue (Mccormick Expansion Project)	5.000%	12/15/27	1,800	1,843
[6,7]	Metropolitan Pier & Exposition Authority Appropriations Revenue TOB VRDO	4.040%	8/3/23	6,750	6,750
[4,6]	Metropolitan Pier & Exposition Authority Appropriations Revenue TOB VRDO	4.140%	8/3/23	7,685	7,685
[1,6]	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue TOB VRDO	4.100%	8/3/23	3,400	3,400
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	1,875	1,979
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	550	596
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	675	731
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/28	500	553
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/28	370	409
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/29	2,425	2,731
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/29	1,410	1,588
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/31	7,000	7,380
[4]	Mundelein IL GO	4.000%	12/15/23	500	501
[4]	Mundelein IL GO	4.000%	12/15/25	500	508
[4]	Mundelein IL GO	4.000%	12/15/26	500	514
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/23	4,320	4,339
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/24	1,540	1,573
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/26	105	111
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/28	170	180
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/25	500	510
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/26	1,450	1,496
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/27	2,200	2,299
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/27	325	342
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/28	325	347
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/29	325	349
[1]	Peoria IL GO	4.000%	1/1/24	500	501

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Peoria IL GO	4.000%	1/1/25	750	754
[1]	Peoria IL GO	4.000%	1/1/26	250	254
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	21,820	22,066
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/25	41,625	42,733
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	4,220	4,407
	Regional Transportation Authority Sales Tax Revenue	5.000%	7/1/28	730	790
	Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/29	1,095	1,206
	Romeoville IL College & University Revenue (Lewis University Project)	5.000%	10/1/23	1,155	1,155
	Romeoville IL College & University Revenue (Lewis University Project)	5.000%	10/1/26	105	106
	Romeoville IL GO	5.000%	12/30/25	3,315	3,465
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/25	4,730	4,828
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/26	2,900	3,003
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/27	15,290	16,120
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/28	8,000	8,591
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/29	10,000	10,880
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/25	1,750	1,786
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/26	7,855	8,134
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/27	7,500	7,907
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/28	2,000	2,148
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/28	1,720	1,834
[2]	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/28	1,735	1,846
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/29	1,000	1,088
[2]	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/29	3,075	3,319
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/30	520	573
[2]	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/30	2,000	2,191
[6]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	4.080%	8/3/23	15,005	15,005
[6]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	4.120%	8/3/23	7,200	7,200
[6]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	4.120%	8/3/23	3,990	3,990
[4]	Sangamon County School District No. 186 Springfield GO	4.000%	2/1/28	1,615	1,669
[4]	Sangamon County School District No. 186 Springfield GO	4.000%	2/1/29	2,065	2,146
	Schaumburg IL GO	4.000%	12/1/26	6,485	6,694
	Schaumburg IL GO	4.000%	12/1/28	1,000	1,055
	Schaumburg IL GO	4.000%	12/1/29	8,155	8,654

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Southern Illinois University College & University Revenue	4.000%	4/1/24	1,250	1,251
[1]	Southern Illinois University College & University Revenue	5.000%	4/1/24	275	277
[10]	Southern Illinois University College & University Revenue	0.000%	4/1/25	310	287
[1]	Southern Illinois University College & University Revenue	5.000%	4/1/25	200	204
[1]	Southern Illinois University College & University Revenue	5.000%	4/1/26	175	181
[1]	Southern Illinois University College & University Revenue	5.000%	4/1/27	210	220
[1]	Southern Illinois University College & University Revenue	4.000%	4/1/28	750	763
[1]	Southern Illinois University College & University Revenue	5.000%	4/1/28	275	292
[1]	Southern Illinois University College & University Revenue	4.000%	4/1/29	400	408
[1]	Southern Illinois University College & University Revenue	5.000%	4/1/29	365	393
[1]	Southern Illinois University College & University Revenue	5.000%	4/1/30	425	463
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	1,965	2,003
	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.000%	4/15/24	225	227
	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.000%	4/15/25	275	282
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/26	630	660
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/27	730	779
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/24	4,905	4,947
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/25	10,370	10,599
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/26	5,425	5,515
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/27	1,070	1,087
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/33	2,000	2,034
	St Clair County Community Unit School District No. 19 Mascoutah GO	5.000%	2/1/29	700	705
	University of Illinois College & University Revenue	5.000%	4/1/27	2,665	2,763
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/24	945	955
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/25	995	1,023
[1]	Western Illinois University College & University Revenue	4.000%	4/1/25	750	753
[1]	Western Illinois University College & University Revenue	4.000%	4/1/26	1,340	1,348
[1]	Western Illinois University College & University Revenue	4.000%	4/1/27	1,400	1,411
	Wheeling IL GO	4.000%	12/1/23	750	752
	Wheeling IL GO	4.000%	12/1/24	820	826
	Wheeling IL GO	4.000%	12/1/26	1,995	2,055
	Wheeling IL GO	4.000%	12/1/27	760	791
[4]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/24	2,820	2,772
[4]	Will County Community High School District No. 210 Lincoln-Way GO, ETM	0.000%	1/1/24	12,375	12,198
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	5.000%	1/1/24	195	196

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	5.000%	1/1/25	410	419
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	5.000%	1/1/26	275	284
[4]	Will County Community Unit School District No. 365-U Valley View GO	0.000%	11/1/26	1,000	888
	Will County IL GO (Renewable Natural Gas Project 2010)	4.000%	11/15/25	330	335
	Will County IL GO (Renewable Natural Gas Project 2010)	5.000%	11/15/26	450	480
	Will County IL GO (Renewable Natural Gas Project 2010)	5.000%	11/15/27	1,045	1,138
	Will County IL GO (Renewable Natural Gas Project 2010)	5.000%	11/15/28	1,000	1,112
[1]	Williamson Jackson Etc Counties Community College District No. 530 John A Logan College GO	5.000%	12/1/28	1,165	1,228
[1]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/27	1,245	1,318
[1]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/28	3,910	4,209
[1]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/29	4,175	4,566
[1]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/30	8,730	9,705
					2,327,959
Indiana (1.4%)
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/24	250	254
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	400	412
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	1,010	1,059
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	550	577
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	550	588
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	350	381
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/29	325	361
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/24	200	203
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	350	358
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	350	361
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	350	364
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/24	1,660	1,672
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	1,785	1,845
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	1,915	2,040
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	1,970	2,122
	Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	1,900	1,941
	Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/27	1,935	1,985

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/27	1,975	2,034
	Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/28	1,715	1,774
	Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/28	2,055	2,133
	Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/29	2,095	2,180
	Columbus Multi-High School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/24	1,270	1,289
	Columbus Multi-High School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	100	109
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	500	522
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	590	622
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	1,235	1,327
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/28	475	515
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	485	530
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/29	500	550
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/29	5,355	5,946
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/29	675	749
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/30	1,000	1,118
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/24	495	499
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	545	580
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	560	602
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/28	860	933
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/29	1,800	1,990
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/30	3,760	4,231
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/24	850	863
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	485	497
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	485	502
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	475	496
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	545	574
	East Chicago IN Local or Guaranteed Housing Revenue PUT	5.000%	8/1/24	11,980	12,096
[1]	Evansville Redevelopment Authority Lease (Abatement) Revenue (Arena Project)	4.000%	2/1/31	1,195	1,207
[1]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/24	415	416
[1]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/25	275	277
[1]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/26	200	204
[1]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/27	225	231
[1]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/28	275	285

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/29	275	288
[1]	Fort Wayne Redevelopment Authority Miscellaneous Revenue (Electric Works Project)	4.000%	6/15/26	745	763
[1]	Fort Wayne Redevelopment Authority Miscellaneous Revenue (Electric Works Project)	4.000%	12/15/26	760	782
[1]	Fort Wayne Redevelopment Authority Miscellaneous Revenue (Electric Works Project)	4.000%	6/15/27	775	800
[1]	Fort Wayne Redevelopment Authority Miscellaneous Revenue (Electric Works Project)	4.000%	12/15/27	790	822
[1]	Fort Wayne Redevelopment Authority Miscellaneous Revenue (Electric Works Project)	4.000%	6/15/28	805	839
[1]	Fort Wayne Redevelopment Authority Miscellaneous Revenue (Electric Works Project)	4.000%	12/15/28	410	429
	Franklin IN Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,340	1,372
	Franklin Township Community School Corp. GO	5.000%	1/15/24	2,370	2,379
	Greencastle Community School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/30	1,540	1,620
	Griffith Public School Improvement Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	2,105	2,154
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/24	1,250	1,258
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/24	1,500	1,521
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	1,055	1,078
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	2,355	2,407
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	2,030	2,093
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	2,080	2,163
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	2,130	2,234
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/24	110	106
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/25	100	95
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/25	450	419
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/26	370	339
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/26	370	333
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/27	320	284
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/27	320	279
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/24	200	200
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/24	365	368
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/25	275	276
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/26	540	544

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Indiana Finance Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Project)	4.250%	11/1/30	5,225	5,256
Indiana Finance Authority Electric Power & Light Revenue (Ohio Valley Electric Corporation Project)	3.000%	11/1/30	1,250	1,146
Indiana Finance Authority Electric Power & Light Revenue PUT	0.750%	4/1/26	5,900	5,265
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	700	701
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	2,020	2,028
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,135	1,139
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,275	1,279
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	3,750	3,766
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	5,250	5,272
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	360	361
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,015	1,026
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	3,275	3,340
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,905	1,943
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,145	1,167
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	3,645	3,713
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	380	383
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,205	1,238
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	6,240	6,473
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	5,315	5,513
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,550	1,607
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	395	400
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	830	844
Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.250%	7/1/25	7,250	7,043
Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	0.700%	1/1/26	7,500	6,851
Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.100%	11/1/26	4,050	3,802
Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/28	16,835	18,235
Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/30	25,000	27,861
Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/32	20,000	22,768
Indiana Finance Authority Industrial Revenue	4.125%	12/1/26	9,415	9,335
Indiana Finance Authority Industrial Revenue (Valley Electric Corporation Project)	2.500%	11/1/30	1,000	886

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Indiana Finance Authority Intergovernmental Agreement Revenue (Citizens Energy Group Project)	5.000%	10/1/30	670	764
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/29	7,500	8,343
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/30	7,065	8,001
	Indiana Finance Authority Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.800%	9/1/23	6,000	6,000
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/23	750	752
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/24	1,250	1,274
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/25	750	779
[2]	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/27	1,000	1,082
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/28	865	953
[2]	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/28	1,430	1,520
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/29	1,200	1,344
[2]	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/29	2,295	2,571
[2]	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/29	1,600	1,724
[2]	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/30	2,750	3,137
[2]	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/30	1,175	1,283
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/23	1,845	1,846
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/24	850	856
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/24	800	806
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	1,050	1,063
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/25	1,100	1,115
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	235	240
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/26	525	536
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.750%	1/1/49	1,545	1,521
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.250%	7/1/49	1,820	1,772
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.000%	7/1/50	5,340	5,136
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.000%	7/1/52	1,945	1,859
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	4.750%	7/1/52	3,440	3,524

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/53	3,455	3,564
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	5.750%	7/1/53	1,595	1,699
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/26	1,125	1,181
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/27	500	536
	Indianapolis Board of School Commissioners GO	5.000%	1/15/24	500	503
	Indianapolis Board of School Commissioners GO	5.000%	7/15/24	310	314
	Indianapolis Board of School Commissioners GO	5.000%	1/15/25	500	511
	Indianapolis Board of School Commissioners GO	5.000%	7/15/25	500	518
	Indianapolis Board of School Commissioners GO	5.000%	1/15/26	665	695
	Indianapolis Board of School Commissioners GO	5.000%	7/15/26	665	703
	Indianapolis Board of School Commissioners GO	5.000%	1/15/27	500	534
	Indianapolis Board of School Commissioners GO	5.000%	7/15/27	425	458
	Indianapolis Department of Public Utilities Gas Utility Natural Gas Revenue	5.000%	8/15/24	3,480	3,538
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/24	1,125	1,138
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/25	1,875	1,923
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/26	1,800	1,880
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/27	11,400	12,129
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/28	6,745	7,311
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/29	7,855	8,667
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Cityway 1 Project)	5.000%	2/1/24	500	503
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Cityway 1 Project)	5.000%	2/1/25	625	630
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Cityway 1 Project)	5.000%	2/1/26	875	881
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Cityway 1 Project)	5.000%	2/1/27	1,750	1,761
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Cityway 1 Project)	5.000%	2/1/28	1,875	1,886
[10]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Waterworks Project)	5.250%	1/1/25	12,215	12,555
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/25	3,040	3,064
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/25	6,190	6,249

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/26	5,660	5,732
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	6,765	6,877
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/24	415	418
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	805	824
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	315	325
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	360	375
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	235	247
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	300	319
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	335	359
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/28	300	325
[1]	Mishawaka IN Waterworks Water Revenue	3.000%	1/1/25	490	486
[1]	Mishawaka IN Waterworks Water Revenue	4.000%	1/1/26	1,020	1,040
[1]	Mishawaka IN Waterworks Water Revenue	4.000%	7/1/26	1,015	1,041
[1]	Mishawaka IN Waterworks Water Revenue	4.000%	1/1/28	1,100	1,147
[1]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	8/15/23	825	825
[1]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	2/15/24	845	852
[1]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	2/15/25	890	914
[1]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	2/15/26	600	628
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/24	385	386
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/24	390	393
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/25	325	328
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/25	510	517
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/26	655	668
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	645	661
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/27	930	964
	Portage Redevelopment Authority Lease (Abatement) Revenue	4.000%	8/1/30	1,385	1,387
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/24	985	979
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/25	350	347
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/26	300	299
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/27	350	360
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/27	350	362
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/28	375	390

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/28	300	314
Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/29	300	315
Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/29	300	317
Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/30	400	425
Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/30	400	427
Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/24	305	306
Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/24	300	302
Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/25	275	277
Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/25	550	557
Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/26	420	427
Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	1,065	1,089
Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/27	1,510	1,552
Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	1/15/24	565	566
Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/24	525	527
Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	1,175	1,202
Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	800	826
Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	1,230	1,282
Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	635	668
Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	1,295	1,375
Wayne Township IN School Building Corp. IN Lease (Abatement) Revenue	4.000%	1/15/24	2,910	2,916
Wayne Township IN School Building Corp. IN Lease (Abatement) Revenue	4.000%	7/15/24	2,330	2,342
Wayne Township IN School Building Corp. IN Lease (Abatement) Revenue	4.000%	1/15/25	4,095	4,131
Whiting Redevelopment District Tax Allocation Revenue	3.500%	7/15/26	2,310	2,262
Whiting Redevelopment District Tax Allocation Revenue	4.000%	1/15/32	3,950	3,735
				437,337
Iowa (0.2%)
Des Moines IA GO	5.000%	6/1/25	5,670	5,859
Iowa City Community School District GO	2.900%	6/1/31	2,800	2,650
Iowa City Community School District GO	2.950%	6/1/32	3,010	2,832
Iowa City Community School District GO	3.000%	6/1/33	3,100	2,881
Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	1,700	1,733
Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/25	990	948
Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	2,000	2,066

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	90	87
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,000	1,033
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	415	386
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/30	1,260	1,092
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	3,710	3,734
	Iowa Finance Authority Local or Guaranteed Housing Revenue	4.000%	7/1/47	1,175	1,167
	Iowa Finance Authority Local or Guaranteed Housing Revenue	4.000%	7/1/47	2,240	2,223
	Iowa Finance Authority Local or Guaranteed Housing Revenue	3.500%	1/1/49	1,085	1,059
	Iowa Finance Authority Local or Guaranteed Housing Revenue	3.000%	1/1/52	960	918
	Iowa Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/52	12,530	12,987
	Iowa Finance Authority Local or Guaranteed Housing Revenue	6.000%	7/1/52	3,995	4,288
	Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	7/1/50	4,195	4,071
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/23	320	320
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/24	330	333
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/25	345	352
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/26	505	521
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/27	1,050	1,096
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/28	370	390
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	425	451
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,300	1,414
	Xenia Rural Water District Water Revenue	5.000%	12/1/23	450	451
	Xenia Rural Water District Water Revenue	5.000%	12/1/24	565	574
					57,916
Kansas (0.5%)
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/23	1,530	1,531
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/24	1,545	1,555
[6,10]	Coffeyville KS Electric System Electric Power & Light Revenue, Prere.	5.000%	6/1/25	1,600	1,643
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	595	596
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,080	1,084

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,100	1,103
	Johnson County Unified School District No. 233 Olathe GO	5.000%	9/1/23	750	751
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/28	2,500	2,545
[3]	Kansas Department of Transportation Fuel Sales Tax Revenue, 70% of 1M USD LIBOR + 0.400%	4.044%	9/1/23	3,340	3,339
	Kansas Development Finance Authority Appropriations Revenue (State of Kansas Project)	5.000%	11/1/26	5,750	6,062
	Kansas Development Finance Authority College & University Revenue (University of Kansas Project)	5.000%	5/1/26	7,465	7,854
	Kansas Development Finance Authority College & University Revenue (University of Kansas Project)	5.000%	5/1/27	6,780	7,294
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	20,985	22,720
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/54	2,860	3,144
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,000	1,020
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	517
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	500	523
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/23	250	250
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/24	250	251
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/25	540	548
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/26	1,020	1,043
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/27	870	902
	Manhattan KS GO	0.400%	6/15/25	12,305	11,354
	Olathe KS GO	4.250%	10/1/25	7,970	8,158
	Olathe KS GO	4.250%	10/1/26	5,795	6,013
	Olathe KS GO	4.250%	10/1/27	5,910	6,227
	Olathe KS GO	4.250%	10/1/28	6,510	6,964
[6]	Overland Park KS Sales Tax Revenue (Bluhawl Star Bond Project)	5.500%	11/15/28	385	393
	Prairie Village KS Tax Allocation Revenue (Meadowbrook TIF Project)	2.875%	4/1/30	140	125
	Saline County KS GO	4.000%	9/1/23	2,285	2,286
	Sedgwick County Unified School District No. 259 Wichita GO	4.000%	10/1/24	5,000	5,042
	Sedgwick County Unified School District No. 266 Maize GO	3.000%	9/1/26	6,300	6,263
	Seward County Unified School District No. 480 Liberal GO	5.000%	9/1/23	1,495	1,497
	Seward County Unified School District No. 480 Liberal GO	5.000%	9/1/24	1,540	1,568
	Seward County Unified School District No. 480 Liberal GO	5.000%	9/1/25	1,750	1,815
	Topeka KS GO	4.250%	8/15/26	2,205	2,287
	Topeka KS GO	4.250%	8/15/27	1,365	1,418

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	220	222
	Wyandotte County-Kansas City Unified Government GO	4.000%	4/1/24	14,805	14,815
[1]	Wyandotte County-Kansas City Unified Government GO	4.000%	8/1/25	900	910
[1]	Wyandotte County-Kansas City Unified Government GO	4.000%	8/1/26	1,980	2,021
[1]	Wyandotte County-Kansas City Unified Government GO	4.000%	8/1/26	1,515	1,546
[1]	Wyandotte County-Kansas City Unified Government GO	4.000%	8/1/27	2,065	2,130
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	4.000%	9/1/33	1,810	1,832
					151,161
Kentucky (2.2%)
[4]	Ashland KY GO	5.000%	1/1/24	1,025	1,031
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	680	684
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	300	302
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	940	953
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	1,635	1,675
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	1,970	2,046
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,000	1,027
	Carroll County KY Industrial Revenue (Kentucky Utilities Co. Project) PUT	1.550%	9/1/26	12,250	11,137
	Eastern Kentucky University College & University Revenue	5.000%	4/1/28	1,030	1,110
	Eastern Kentucky University College & University Revenue	5.000%	4/1/29	1,080	1,185
	Eastern Kentucky University College & University Revenue	5.000%	4/1/30	1,135	1,264
[4]	Fayette County School District Finance Corp. Lease(Renewal) Revenue	5.000%	8/1/30	1,000	1,027
	Kenton KY GO	4.000%	4/1/30	1,000	1,020
	Kentucky Asset Liability Commission Appropriations Revenue (Project Notes Federal Highway Trust First)	5.250%	9/1/24	1,900	1,903
	Kentucky Asset Liability Commission Appropriations Revenue (Project Notes Federal Highway Trust First)	5.250%	9/1/25	625	626
	Kentucky Asset Liability Commission Appropriations Revenue (Project NTS-Federal Highway Trust Fund-1)	5.000%	9/1/23	130	130
	Kentucky Asset Liability Commission Appropriations Revenue (Project NTS-Federal Highway Trust Fund-1)	5.000%	9/1/27	1,255	1,292
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/23	2,175	2,183
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/24	1,100	1,123
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/26	1,000	1,056
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/27	1,000	1,077

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/27	120	123
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/28	125	129
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	3.000%	3/1/24	165	164
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	5.000%	3/1/28	195	208
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/24	930	946
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/25	1,960	2,029
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/26	2,060	2,178
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/27	1,165	1,257
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/25	1,660	1,716
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,000	1,021
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,325	1,372
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,275	1,353
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	3,000	3,065
[3]	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 1.400%	5.380%	2/1/46	1,000	1,001
	Kentucky Housing Corp. Local or Guaranteed Housing Revenue PUT (Cambridge Square Project)	0.300%	2/1/24	2,500	2,446
[10]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/23	250	250
[10]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/26	90	92
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/24	1,300	1,320
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/25	800	823
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/26	2,585	2,695
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/23	590	590
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/23	600	600
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	1/1/24	1,760	1,760
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/24	1,300	1,299
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/24	5,875	5,874
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/24	1,725	1,724

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	1,500	1,497
Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	500	501
Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/25	1,905	1,903
Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/25	1,780	1,780
Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/25	825	824
Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/26	1,075	1,076
Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/26	1,085	1,083
Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/26	1,890	1,893
Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/27	2,110	2,115
Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/27	305	303
Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/27	1,980	1,987
Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	4/1/24	125,205	125,120
Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	1/1/25	121,295	121,264
Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	51,925	51,681
Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	25,130	25,069
Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	66,050	65,900
Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/28	17,675	17,507
Kentucky State Property & Building Commission Lease (Appropriation) Revenue	5.000%	8/1/27	350	361
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 106), Prere.	5.000%	10/1/23	1,000	1,003
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/23	1,415	1,415
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/23	375	375
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/24	1,355	1,375
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/26	860	904
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/27	1,640	1,693
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	2/1/26	3,260	3,404
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/26	3,185	3,364

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	2/1/27	200	209
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/27	1,650	1,747
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 115)	5.000%	4/1/31	1,430	1,514
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 117)	5.000%	5/1/27	1,150	1,225
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 117)	5.000%	5/1/28	500	533
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/23	2,000	2,007
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/24	1,500	1,527
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/25	2,000	2,080
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/26	4,180	4,415
[4]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/25	7,500	7,805
[4]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/26	2,160	2,287
[4]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/27	3,080	3,324
[4]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/28	1,150	1,262
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/28	170	178
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/24	795	805
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/27	410	439
	Louisville Water Co. Water Revenue	3.125%	11/15/30	3,750	3,697
[2]	Louisville/Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/29	23,180	25,126
	Louisville-Jefferson County KY Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/23	31,315	31,395
	Louisville-Jefferson County KY Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/26	24,765	25,607
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/29	1,000	1,069
	Louisville-Jefferson County Metropolitan Government Industrial Revenue	0.900%	9/1/26	1,440	1,308

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Northern Kentucky University College & University Revenue	5.000%	9/1/26	1,235	1,304
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/24	3,975	3,982
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/24	985	991
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/25	2,875	2,896
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/25	2,000	2,015
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/26	4,460	4,538
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/26	1,710	1,776
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/27	1,975	2,029
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/27	5,020	5,303
[4]	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/26	1,100	1,157
	University of Kentucky College & University Revenue	3.250%	4/1/28	2,235	2,249
	University of Kentucky College & University Revenue	3.500%	4/1/29	2,305	2,327
[4]	University of Louisville College & University Revenue	5.000%	9/1/28	1,230	1,321
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	335	338
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	295	302
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	690	720
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	500	532
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,235	1,338
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	530	584
	Warren County School District Finance Corp. Lease (Renewal) Revenue	4.000%	4/1/26	3,440	3,506
					664,050
Louisiana (1.3%)
[1]	Calcasieu Parish School District No. 23 GO	5.000%	9/1/23	370	370
[1]	Calcasieu Parish School District No. 23 GO	5.000%	9/1/24	110	112
[1]	Calcasieu Parish School District No. 23 GO	5.000%	9/1/25	790	816
[1]	Calcasieu Parish School District No. 23 GO	3.000%	9/1/26	675	666
	East Baton Rouge Sewerage Commission Sewer Revenue PUT	1.300%	2/1/28	8,000	6,792
[4]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/24	790	805
[4]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/25	570	590
[1]	Greater Ouachita Water Co. Water Revenue	3.000%	9/1/23	250	250
[1]	Greater Ouachita Water Co. Water Revenue	5.000%	9/1/25	500	517
[1]	Greater Ouachita Water Co. Water Revenue	5.000%	9/1/26	400	422
[1]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/25	625	631
[1]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/26	600	612

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/27	1,200	1,239
[1]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/28	1,000	1,045
[1]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/29	2,500	2,632
[1]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/30	3,000	3,181
[4]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/23	300	301
[4]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/24	540	551
[4]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/25	500	519
	Lafayette Parish School Board Sales Tax Revenue	5.000%	4/1/27	500	537
	Lafayette Parish School Board Sales Tax Revenue	5.000%	4/1/30	500	568
[3]	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, 70% of SOFR + 0.500%	4.210%	5/1/43	9,630	9,448
	Louisiana GO	5.000%	10/1/25	12,865	13,360
	Louisiana GO	5.000%	10/1/26	6,750	7,157
	Louisiana GO	4.000%	9/1/32	1,000	1,019
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/23	1,700	1,702
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/26	575	609
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/23	350	351
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/24	660	672
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/26	1,055	1,107
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/27	1,000	1,069
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/23	1,000	1,002
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/24	1,410	1,430
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	4.000%	10/1/25	2,075	2,092
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/25	1,920	1,981
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/26	1,780	1,868

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/27	1,920	2,050
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/28	3,590	3,836
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/29	4,000	4,269
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/30	4,000	4,259
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/31	11,070	11,754
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue PUT	0.875%	2/1/25	14,250	13,570
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/23	2,265	2,269
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/24	2,370	2,407
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 391 Project)	5.000%	10/1/23	5,000	5,010
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 391 Project)	5.000%	10/1/24	4,365	4,432
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 391 Project)	5.000%	10/1/25	4,300	4,432
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	3,000	2,968
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	5,125	5,071
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	4,375	4,329
	Louisiana Public Facilities Authority Appropriations Revenue (Hurricane Recovery Program), Prere.	5.000%	6/1/24	1,500	1,522
	Louisiana Public Facilities Authority College & University Revenue	5.000%	4/1/27	500	535
	Louisiana Public Facilities Authority College & University Revenue	4.000%	12/15/32	1,335	1,363
	Louisiana Public Facilities Authority College & University Revenue (Tulane University Project)	5.000%	4/1/26	825	864
	Louisiana Public Facilities Authority College & University Revenue (Tulane University Project), ETM	5.000%	4/1/26	175	183

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	2,480	2,482
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	3,200	3,203
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,135	1,149
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	3,445	3,491
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,540	2,612
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	3,995	4,106
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	6,600	6,784
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	425	441
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,670	2,791
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	6,330	6,613
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	440	462
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	5,000	5,292
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/28	400	426
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project) PUT	5.000%	6/1/25	27,500	28,026
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/24	635	641
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/25	720	737
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/25	15,585	15,877
[6,7]	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.170%	8/1/23	18,245	18,245
[3]	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.650%	4.630%	9/1/57	2,500	2,500
[6]	Louisiana State Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.120%	8/3/23	8,320	8,320
[4]	New Orleans Aviation Board Parking Auto Parking Revenue	5.000%	10/1/24	100	102
[4]	New Orleans Aviation Board Parking Auto Parking Revenue	5.000%	10/1/25	350	362
	New Orleans Aviation Board Port, Airport & Marina Revenue (North Terminal Project)	5.000%	1/1/24	200	201
	New Orleans Aviation Board Port, Airport & Marina Revenue (North Terminal Project)	5.000%	1/1/25	100	102
[7]	Plaquemines Port Harbor & Terminal District Port, Airport & Marina Revenue PUT	4.000%	3/15/24	2,500	2,495
[7]	Plaquemines Port Harbor & Terminal District Port, Airport & Marina Revenue PUT	4.000%	3/15/24	2,500	2,495
[4]	Shreveport LA GO	5.000%	3/1/28	550	589
[4]	Shreveport LA GO	5.000%	3/1/29	600	643
[1]	Shreveport LA GO	5.000%	8/1/29	2,800	2,959
[4]	Shreveport LA GO	5.000%	3/1/30	700	758

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/23	1,500	1,507
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/24	2,825	2,883
[4]	Shreveport LA Water & Sewer Water Revenue	4.000%	12/1/25	835	850
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/25	2,000	2,072
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/28	1,145	1,224
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/29	1,000	1,046
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/29	1,000	1,070
[4]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/30	1,300	1,335
	St John the Baptist Parish School District No. 1 GO	5.250%	3/1/30	2,385	2,597
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	18,915	18,568
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	33,740	31,987
	St. John Parish the Baptist LA Industrial Revenue PUT	2.100%	7/1/24	17,890	17,558
	St. John Parish the Baptist LA Industrial Revenue PUT	2.200%	7/1/26	22,495	21,220
	St. John Parish the Baptist LA Industrial Revenue PUT	4.050%	7/1/26	12,530	12,448
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	2,050	2,140
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	5.000%	2/1/27	1,035	1,069
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	5.000%	2/1/29	1,530	1,613
	Tobacco Settlement Financing Corp. LA Tobacco Settlement Funded Revenue	5.250%	5/15/35	3,865	3,899
					393,136
Maine (0.1%)
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/24	690	695
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/24	750	759
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/24	2,170	2,200
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/25	595	599
	Maine Health & Higher Educational Facilities Authority College & University Revenue, ETM	5.000%	7/1/24	460	467
	Maine Health & Higher Educational Facilities Authority College & University Revenue, ETM	5.000%	7/1/24	110	112
	Maine Health & Higher Educational Facilities Authority GO	5.000%	7/1/24	45	46
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	275	276
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	205	210
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	555	563
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	521
[4]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	400	417

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	625	662
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	395	418
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	650	672
[4]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	450	485
[6]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.180%	8/3/23	5,200	5,200
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	7/1/24	350	351
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/25	95	98
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	7/1/26	195	199
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/27	125	134
	Maine Health & Higher Educational Facilities Authority Industrial Revenue, Prere.	5.000%	7/1/24	1,010	1,024
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/23	600	601
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/24	750	764
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/23	825	826
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/24	860	876
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.500%	11/15/47	1,680	1,656
	Maine State Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/15/47	1,630	1,621
	Maine State Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/15/48	2,040	2,024
	Maine State Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/15/50	925	917
	Maine State Housing Authority Local or Guaranteed Housing Revenue	5.000%	11/15/52	1,515	1,561
					26,954
Maryland (1.8%)
	Anne Arundel County MD GO	5.000%	10/1/23	2,485	2,492
	Anne Arundel County MD GO	5.000%	4/1/28	1,395	1,438
[6]	Baltimore County MD Sewer Revenue TOB VRDO	4.280%	8/3/23	3,600	3,600
[6,7]	Baltimore County ML Health, Hospital, Nursing Home Revenue TOB VRDO	3.860%	8/3/23	3,550	3,550
	Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/24	750	762
	Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/25	650	672
[6]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.750%	6/1/24	100	99

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.000%	6/1/24	100	99
[6]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.850%	6/1/26	135	129
[6]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.950%	6/1/27	175	165
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/24	615	625
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/25	100	103
	Charles County MD GO	5.000%	10/1/23	3,400	3,409
	Frederick County MD Tax Allocation Revenue	2.625%	7/1/24	125	123
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	4.500%	1/1/25	1,500	1,495
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	4.500%	1/1/26	2,000	1,986
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.200%	6/1/27	3,355	3,047
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.600%	6/1/29	1,000	883
	Howard County MD GO (Public Improvement Project)	5.000%	8/15/27	5,260	5,704
	Hyattsville MD Special Tax Revenue (University Town Center Project)	5.000%	7/1/27	1,900	1,902
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.500%	9/1/48	1,865	1,870
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/49	935	927
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.250%	9/1/49	1,250	1,246
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.500%	3/1/50	8,625	8,447
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/51	7,645	7,371
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/51	2,675	2,568
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/51	5,310	5,102
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	9/1/52	17,810	18,326
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	6.000%	3/1/53	9,890	10,656
[2]	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.750%	9/1/54	2,230	2,397
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/23	1,585	1,594
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/24	1,640	1,679
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	9/1/25	2,300	2,343
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	9,550	9,931

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/25	20,005	20,839
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/25	1,345	1,406
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/25	4,550	4,560
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/26	1,400	1,495
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/27	15,520	16,869
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	5/1/28	10,465	10,630
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/28	1,450	1,615
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/29	1,380	1,566
Maryland Department of Transportation Lease Revenue	4.000%	12/1/30	3,445	3,536
Maryland Department of Transportation Lease Revenue	4.000%	12/1/31	2,590	2,650
Maryland Economic Development Corp. Industrial Revenue PUT	4.100%	4/3/28	10,735	10,917
Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/24	1,500	1,516
Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/25	1,500	1,516
Maryland Economic Development Corp. Tax Allocation Revenue (Metro Centre At Owings Mills Project)	3.750%	7/1/27	2,295	2,245
Maryland Economic Development Corp. Tax Allocation Revenue (Port Convington Project)	3.250%	9/1/30	1,250	1,172
Maryland GO	5.000%	3/15/24	18,320	18,520
Maryland GO	5.000%	3/15/25	32,130	33,101
Maryland GO	2.750%	8/1/25	590	581
Maryland GO	4.000%	8/1/25	16,725	17,040
Maryland GO	5.000%	8/1/25	5,120	5,315
Maryland GO	5.000%	3/1/26	12,500	13,124
Maryland GO	5.000%	6/1/26	1,150	1,166
Maryland GO	4.000%	6/1/27	7,000	7,044
Maryland GO	5.000%	8/1/27	7,745	8,385
Maryland GO	4.000%	8/1/28	7,000	7,416
Maryland GO	4.000%	3/1/29	2,000	2,135
Maryland GO	5.000%	3/1/29	25,000	27,993
Maryland GO	4.000%	8/1/29	1,100	1,181
Maryland GO	5.000%	3/15/31	6,000	6,459
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	185	186
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	1/1/24	1,455	1,461
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	350	353
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	155	155

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	375	379
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	460	472
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	735	748
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	565	580
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	170	174
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	1,935	2,015
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	195	202
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	3,960	4,196
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	3,100	3,171
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	135	141
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	875	937
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	135	143
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,670	1,802
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	565	594
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,445	1,582
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,190	2,241
[6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Medstar Heal Thissue) TOB VRDO	4.040%	8/3/23	16,780	16,780
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/25	3,125	3,184
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	8,110	8,529
[6,7]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.040%	8/3/23	3,280	3,280

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6,7]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.330%	8/3/23	12,570	12,570
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/25	12,700	13,154
[3]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.280%	4.260%	7/1/42	24,685	24,608
[3,6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	4.520%	7/1/41	32,110	32,110
[6]	Maryland Stadium Authority Appropriations Revenue TOB VRDO	4.080%	8/7/23	10,020	10,020
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/24	410	415
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/25	3,385	3,484
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/25	285	293
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	3/1/26	1,000	1,046
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/26	2,180	2,289
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/26	435	457
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	3/1/27	485	517
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/27	2,000	2,144
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/27	600	643
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	3/1/28	1,375	1,496
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/28	850	930
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	3/1/29	2,190	2,428
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/29	660	736
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/25	1,100	1,140
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/27	7,000	7,564
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/28	6,090	6,713
	Maryland Water Quality Financing Administration Revolving Loan Fund Water Revenue	5.000%	3/1/25	1,035	1,044
	Maryland Water Quality Financing Administration Revolving Loan Fund Water Revenue	3.000%	3/1/27	3,000	2,959
[13]	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue	0.800%	7/1/25	1,250	1,177
	Montgomery County MD GO	5.000%	10/1/25	3,825	3,980
	Montgomery County MD GO	4.000%	12/1/25	190	190
	Montgomery County MD GO	4.000%	12/1/30	12,000	12,028
	Montgomery County MD Revenue Health, Hospital, Nursing Home Revenue PUT	3.500%	12/1/41	4,250	4,250

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Prince George's County MD GO	5.000%	9/15/27	4,200	4,563
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	1,150	1,145
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	750	742
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	650	649
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,145	1,139
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,875	1,853
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	600	585
	Westminster MD College & University Revenue	5.000%	11/1/23	2,060	2,065
					555,163
Massachusetts (1.8%)
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/23	200	201
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/27	440	472
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/27	455	492
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/28	800	872
	Brookline MA GO	4.000%	2/15/27	6,025	6,265
	Brookline MA GO	4.000%	2/15/28	5,670	5,982
	Collegiate Charter School of Lowell Charter School Aid Revenue	4.000%	6/15/24	110	109
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/27	1,290	1,310
	Commonwealth of Massachusetts GO	5.000%	5/1/24	20,000	20,265
	Commonwealth of Massachusetts GO	3.000%	12/1/24	37,230	37,177
	Commonwealth of Massachusetts GO	5.000%	5/1/25	10,000	10,328
	Commonwealth of Massachusetts GO	5.000%	7/1/25	6,365	6,591
	Commonwealth of Massachusetts GO	5.000%	8/1/25	7,425	7,702
[12]	Commonwealth of Massachusetts GO	5.000%	11/1/25	6,990	7,300
	Commonwealth of Massachusetts GO	3.000%	12/1/25	8,150	8,128
	Commonwealth of Massachusetts GO	5.000%	5/1/26	1,465	1,546
	Commonwealth of Massachusetts GO	3.000%	12/1/26	25,945	25,867
	Commonwealth of Massachusetts GO	5.000%	5/1/27	1,440	1,556
	Commonwealth of Massachusetts GO	5.000%	5/1/28	1,460	1,609
	Commonwealth of Massachusetts GO	4.000%	2/1/29	7,500	7,529
	Commonwealth of Massachusetts GO	5.000%	5/1/29	1,135	1,277
	Commonwealth of Massachusetts GO	5.000%	10/1/29	26,180	29,693
	Commonwealth of Massachusetts GO	5.000%	5/1/33	660	661
[10]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/24	28,990	29,249
[10]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/25	335	345
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/26	5,225	5,538
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/27	4,420	4,793
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/27	1,000	1,084
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/27	1,100	1,193

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/28	14,355	12,042
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/28	500	554
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/28	550	609
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/29	1,600	1,807
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/29	1,300	1,468
Massachusetts Clean Water Trust Miscellaneous Revenue	5.000%	8/1/25	4,835	5,021
Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/26	1,405	1,444
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/23	1,035	1,036
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/24	3,655	3,664
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/24	1,625	1,629
Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/24	255	256
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/24	220	218
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	1,100	1,110
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	350	353
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	125	126
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/25	1,010	1,019
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/25	525	530
Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/25	265	268
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/25	235	231
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	525	533
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	1,500	1,522
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	65	66
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/25	1,145	1,149
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/26	550	561
Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/26	210	213
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/26	245	240
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	550	567
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	175	179
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/27	2,165	2,233
Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/27	220	225

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/27	250	244
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	6,360	6,883
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	1,475	1,511
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	185	191
	Massachusetts Development Finance Agency College & University Revenue	3.250%	9/1/27	145	138
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/27	550	596
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/28	175	183
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/28	700	776
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	185	195
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/29	760	857
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/29	1,820	1,888
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/30	3,120	3,176
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	195	207
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	1,020	1,170
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/32	2,530	2,627
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	410	419
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/35	4,580	4,641
	Massachusetts Development Finance Agency College & University Revenue (Williams College Project) PUT	0.450%	7/1/25	1,750	1,616
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	4/1/24	8,600	8,622
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	4/1/24	1,000	1,003
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	10/1/28	7,780	8,509
[6,7]	Massachusetts Development Finance Agency College & University Revenue TOB VRDO	4.040%	8/3/23	5,815	5,815
[6]	Massachusetts Development Finance Agency College & University Revenue TOB VRDO	4.130%	8/3/23	10,000	10,000
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.500%	10/1/23	2,800	2,794
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	220	220
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	550	551
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	11/15/23	250	249
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,420	1,412
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	580	586
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,350	1,364

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	700	708
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,000	1,011
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,500	2,527
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	260	262
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/24	1,150	1,138
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	260	264
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	500	508
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,195	1,181
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	780	801
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,570	1,613
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,400	1,420
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,320	2,383
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	680	693
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	370	378
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	250	250
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	500	490
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	285	292
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	650	668
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,055	2,129
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,245	1,284
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	5,735	5,987
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,135	2,229
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	5,000	5,265
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	518
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	320	320
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	600	625
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,300	1,356
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	560	560
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,055	1,091
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,485	1,551

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	330	339
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	9,400	10,100
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	590	625
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	335	335
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	525	556
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	1,500	1,589
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,145	1,196
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,500	2,587
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	600	623
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,000	2,088
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	830	892
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,075	1,156
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,500	1,556
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,700	2,825
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	765	831
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,325	3,430
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	2,075
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	3,320	3,425
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,305	1,367
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	3,710	3,897
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,825	1,880
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/25/24	8,500	8,556
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/30/25	4,000	4,088
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue TOB VRDO	4.040%	8/3/23	3,980	3,980
[3,6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.600%	4.580%	7/1/49	6,575	6,505
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/24	500	502
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/24	555	554
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	1,295	1,294
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	1,865	1,870
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	600	611

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	11/1/25	7,500	7,661
[13]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	0.875%	12/1/23	1,175	1,165
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/24	270	273
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/24	270	276
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/25	275	283
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/25	280	290
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/26	150	157
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/26	150	158
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/27	300	319
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	12/1/27	3,085	3,042
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/27	300	322
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/28	150	162
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/28	155	169
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	6/1/42	1,355	1,341
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/44	645	642
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	6/1/45	330	329
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/50	1,010	974
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/50	2,395	2,375
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.850%	6/1/25	2,625	2,517
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	1/15/32	9,860	9,921
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	8/15/32	23,370	23,576
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/29	1,875	1,903
	Massachusetts State College Building Authority College & University Revenue	5.000%	5/1/29	750	841
	Massachusetts State College Building Authority College & University Revenue	5.000%	5/1/30	750	855
	Massachusetts State College Building Authority College & University Revenue, Prere.	4.000%	5/1/25	100	101
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/25	7,060	7,244
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/27	11,000	12,028
	Worcester MA GO	5.000%	2/1/25	4,900	5,036
	Worcester MA GO	5.000%	2/1/26	9,465	9,922
	Worcester MA GO	5.000%	2/1/27	6,035	6,465
	Worcester MA GO	5.000%	2/1/28	6,155	6,741

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Worcester MA GO	5.000%	2/1/29	6,280	7,027
					559,399
Michigan (2.2%)
[17]	Allen Park Public School District GO	5.000%	11/1/26	335	347
	Bloomfield Hills School District GO	5.000%	5/1/25	770	794
	Bloomfield Hills School District GO	5.000%	5/1/27	640	688
	Bloomfield Hills School District GO	5.000%	5/1/28	720	790
[17]	Brighton MI Area School District GO	5.000%	5/1/24	160	162
[17]	Brighton MI Area School District GO	5.000%	5/1/26	4,335	4,557
[17]	Byron Center Public Schools GO	5.000%	5/1/25	100	103
[17]	Byron Center Public Schools GO	5.000%	5/1/26	110	116
[17]	Byron Center Public Schools GO	5.000%	5/1/27	200	215
[4,17]	Detroit City School District GO	5.250%	5/1/27	8,025	8,683
[4,17]	Detroit City School District GO	5.250%	5/1/29	3,860	4,351
[4]	Detroit Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/24	2,000	2,026
[4]	Detroit Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/25	525	533
[4]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/25	1,200	1,217
[4]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/26	1,000	1,013
[4,6]	Detroit Downtown Development Authority Tax Allocation Revenue TOB VRDO	4.180%	8/3/23	4,705	4,705
[4,6,17]	Detroit MI City School District GO TOB VRDO	4.110%	8/3/23	3,170	3,170
	Detroit MI GO	5.000%	4/1/24	300	301
[4]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/24	675	681
[4]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/25	700	717
[17]	East Lansing School District GO	4.000%	5/1/26	530	542
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/24	1,835	1,851
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/25	1,610	1,648
	Forest Hills MI Public Schools GO	4.000%	5/1/25	575	583
	Forest Hills MI Public Schools GO	4.000%	5/1/27	625	648
	Forest Hills MI Public Schools GO	4.000%	5/1/28	500	525
[17]	Fremont Public Schools GO	5.000%	5/1/24	470	476
[17]	Fremont Public Schools GO	5.000%	5/1/25	730	753
[11,17]	Grand Blanc Community Schools GO	5.000%	11/1/25	780	813
[17]	Grand Blanc Community Schools GO	5.000%	11/1/26	1,635	1,741
[4]	Grand Rapids Public Schools GO	5.000%	5/1/24	1,700	1,720
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	700	709
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	625	644
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	550	576
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	900	958
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	725	783

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Grandville Public Schools GO	5.000%	5/1/24	475	481
[1]	Grandville Public Schools GO	5.000%	5/1/25	595	605
[1]	Grandville Public Schools GO	5.000%	5/1/26	620	639
[1]	Grandville Public Schools GO	5.000%	5/1/27	655	685
[1]	Grandville Public Schools GO	5.000%	5/1/28	740	786
[1]	Grandville Public Schools GO	5.000%	5/1/29	790	851
[1]	Grandville Public Schools GO	5.000%	5/1/30	825	901
[1]	Grandville Public Schools GO	5.000%	5/1/31	860	950
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/24	1,000	1,014
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/25	1,665	1,717
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/25	2,520	2,599
[6]	Great Lakes Water Authority Sewage Disposal System Sewer Revenue TOB VRDO	4.080%	8/3/23	4,235	4,235
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/30	5,000	5,241
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/25	3,500	3,607
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/27	1,745	1,856
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	11,100	11,648
[17]	Holt Public Schools GO	5.000%	5/1/24	500	506
[17]	Holt Public Schools GO	5.000%	5/1/25	710	731
[17]	Holt Public Schools GO	5.000%	5/1/26	900	946
[17]	Hudsonville Public Schools GO	5.000%	5/1/25	340	351
	Ingham County Building Authority Lease Revenue	2.000%	5/1/25	3,225	3,092
	Ingham County Building Authority Lease Revenue	2.000%	5/1/26	3,275	3,094
	Ingham County Building Authority Lease Revenue	2.000%	5/1/27	3,350	3,112
	Kalamazoo County MI GO	3.000%	5/1/25	875	868
	Kalamazoo County MI GO	3.000%	5/1/26	900	898
	Kalamazoo County MI GO	3.000%	5/1/27	1,855	1,857
	Kalamazoo County MI GO	3.000%	5/1/28	1,910	1,922
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	545	550
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	2,045	2,123
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/31	1,490	1,496
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/32	3,330	3,337
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/33	2,345	2,350
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	5/15/24	5	5
	Kalamazoo Public Schools GO	4.000%	5/1/26	685	700
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/23	250	251
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/24	500	508
	Kentwood Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/24	1,620	1,601
[17]	Lake Orion Community School District GO	5.000%	5/1/24	525	531
[17]	Lake Orion Community School District GO	4.000%	5/1/25	350	354
[17]	Lake Orion Community School District GO	5.000%	5/1/25	1,405	1,449
[17]	Lake Orion Community School District GO	4.000%	5/1/27	500	518
[17]	Lake Orion Community School District GO	4.000%	5/1/28	500	522

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[17]	Lake Orion Community School District GO	4.000%	5/1/29	675	712
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/25	375	387
[17]	Lansing School District GO	5.000%	5/1/24	350	354
[17]	Lansing School District GO	5.000%	5/1/25	435	449
[17]	Lansing School District GO	5.000%	5/1/26	425	448
[4]	Livonia Public Schools GO	5.000%	5/1/26	450	472
[4]	Livonia Public Schools GO	5.000%	5/1/27	225	241
[4]	Livonia Public Schools GO	5.000%	5/1/28	675	738
[4]	Livonia Public Schools GO	5.000%	5/1/29	525	583
[4]	Livonia Public Schools GO	5.000%	5/1/30	1,050	1,187
	Macomb Interceptor Drain Drainage District	5.000%	5/1/25	1,065	1,099
	Macomb Interceptor Drain Drainage District	5.000%	5/1/26	1,365	1,439
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/24	1,510	1,529
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/24	540	547
	Michigan Appropriations Revenue GAN	5.000%	3/15/25	22,320	22,912
	Michigan Appropriations Revenue GAN	5.000%	3/15/26	5,970	6,267
	Michigan Finance Authority College & University Revenue	4.000%	2/1/27	190	184
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/24	105	106
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/25	225	229
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/26	480	494
[6]	Michigan Finance Authority College & University Revenue, Prere.	6.750%	7/1/24	1,250	1,282
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	3,205	3,216
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	6,120	6,151
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,115	2,126
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/24	1,260	1,263
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,165	1,181
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	2,810	2,873
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	510	521
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	3,375	3,466
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/25	1,365	1,371
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,250	1,271
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	500	514
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,220	1,246
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	4,250	4,407
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	600	622

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	4,275	4,465
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/26	1,870	1,888
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,670	4,742
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	3,915	4,162
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	6,960	7,078
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	4,085	4,423
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	3,015	3,069
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,790	1,920
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/28	1,450	1,500
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	4,605	5,072
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	2,965	3,177
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,000	1,071
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	3,115	3,373
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,000	1,044
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.500%	9/1/23	1,875	1,875
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	17,350	17,392
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/25	18,000	18,434
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.750%	5/15/26	25,115	25,221
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/16/26	4,865	5,045
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.200%	4/13/28	7,500	6,557
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.200%	4/13/28	10,480	9,162
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/28	12,930	13,901
[6]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.040%	8/3/23	1,215	1,215
[6]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.080%	8/7/23	2,495	2,495
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/24	500	512
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	4,265	4,331
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	3,000	3,046
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	4,610	4,681
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	55	57
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	860	888

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.850%	4.830%	12/1/39	24,000	24,022
[3]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.900%	4.880%	12/1/39	5,500	5,478
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/23	200	201
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/24	440	449
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/29	1,650	1,833
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/23	545	546
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/25	2,070	2,105
	Michigan Finance Authority Lease Revenue	5.000%	11/1/23	695	698
	Michigan Finance Authority Lease Revenue	5.000%	11/1/24	820	838
[17]	Michigan Finance Authority Lease Revenue	5.000%	5/1/25	1,315	1,356
	Michigan Finance Authority Lease Revenue	5.000%	11/1/25	1,030	1,073
	Michigan Finance Authority Lease Revenue	5.000%	11/1/25	305	318
	Michigan Finance Authority Lease Revenue	5.000%	11/1/26	500	531
	Michigan Finance Authority Lease Revenue	5.000%	11/1/27	500	539
[4]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/25	3,075	3,114
[10]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/25	1,000	1,012
[4]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/26	3,075	3,115
[10]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/26	1,000	1,012
[4]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/28	2,200	2,227
[4]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/31	1,945	1,970
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/34	2,000	2,045
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/35	4,300	4,387
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	2,255	2,279
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	3,160	3,279
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	1,000	1,066
[4]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/24	2,000	2,023
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/29	1,000	1,026
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	1,800	1,841
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	10/15/23	685	687
[2]	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/27	3,500	3,794
[2]	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/28	2,700	2,986
[2]	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/29	5,000	5,617
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/33	3,750	3,895
[6]	Michigan State Building Authority Lease (Non-Terminable) Revenue TOB VRDO	4.040%	8/3/23	3,995	3,995
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,270	2,282
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,775	1,815

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	4,315	4,465
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,540	1,597
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	4,000	4,203
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	3,375	3,611
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/32	1,345	1,383
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	7/1/24	7,500	7,516
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	2.100%	12/1/23	1,290	1,284
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	0.650%	10/1/24	280	270
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.750%	4/1/27	8,570	8,563
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	6/1/46	2,130	2,117
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	6/1/48	4,360	4,290
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	12/1/48	1,315	1,305
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.250%	6/1/49	17,760	17,708
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.250%	12/1/49	11,200	11,162
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	12/1/50	9,955	9,732
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	6/1/51	18,505	17,802
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	6/1/53	14,890	15,359
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	6/1/53	18,465	19,432
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	12/1/53	9,225	9,861
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Beacon Hill Apartments Project) PUT	5.000%	2/1/25	6,420	6,505
Michigan State University College & University Revenue	5.000%	2/15/28	145	158
Michigan State University College & University Revenue	3.500%	8/15/30	5,845	5,816
Michigan State University College & University Revenue	4.000%	8/15/32	1,860	1,860
Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/23	750	753

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[17]	Milan Area Schools GO	5.000%	5/1/26	2,010	2,111
[17]	Muskegon Public Schools MI GO	5.000%	5/1/24	215	218
[17]	Muskegon Public Schools MI GO	5.000%	5/1/25	470	485
[17]	Muskegon Public Schools MI GO	5.000%	5/1/26	535	563
[17]	Muskegon Public Schools MI GO	5.000%	5/1/27	235	252
[17]	Muskegon Public Schools MI GO	5.000%	5/1/28	245	269
	Northern Michigan University College & University Revenue	5.000%	12/1/23	645	648
	Northern Michigan University College & University Revenue	5.000%	6/1/24	630	638
	Northern Michigan University College & University Revenue	5.000%	12/1/24	1,025	1,047
	Northern Michigan University College & University Revenue	5.000%	6/1/25	700	721
	Northern Michigan University College & University Revenue	5.000%	12/1/25	1,415	1,470
	Northern Michigan University College & University Revenue	5.000%	6/1/26	500	524
	Northern Michigan University College & University Revenue	5.000%	6/1/27	300	321
	Northern Michigan University College & University Revenue	5.000%	6/1/28	250	273
	Northern Michigan University College & University Revenue	5.000%	6/1/29	435	485
[17]	Northview Public Schools GO	5.000%	11/1/27	1,035	1,107
	Northville Public Schools GO	5.000%	5/1/24	300	304
	Northville Public Schools GO	5.000%	5/1/25	350	361
	Northville Public Schools GO	5.000%	5/1/26	410	431
	Novi Community School District GO	4.000%	5/1/24	250	251
	Novi Community School District GO	4.000%	5/1/25	760	769
	Oakland University College & University Revenue	5.000%	3/1/26	1,255	1,309
	Oakland University College & University Revenue	5.000%	3/1/27	905	961
	Oakland University College & University Revenue	5.000%	3/1/28	800	863
	Oakland University College & University Revenue	5.000%	3/1/29	1,000	1,095
	Oakland University College & University Revenue	5.000%	3/1/30	1,000	1,112
	Plymouth-Canton Community School District GO	3.000%	5/1/25	2,725	2,708
	Plymouth-Canton Community School District GO	3.000%	5/1/26	6,340	6,320
	Plymouth-Canton Community School District GO	3.000%	5/1/27	3,275	3,282
[17]	Romulus Community Schools GO	4.000%	5/1/25	740	747
	Royal Oak Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	3/1/24	1,390	1,402
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	425	430
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	725	740
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,033
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	1,048
[17]	Saline Area Schools Historic Preservation Foundation GO	5.000%	5/1/25	875	902
	University of Michigan College & University Revenue PUT	4.000%	4/1/24	13,100	13,111

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[17]	Walled Lake Consolidated School District GO	4.000%	5/1/26	300	307
[17]	Walled Lake Consolidated School District GO	4.000%	5/1/27	415	431
	Washtenaw County Intermediate School District GO	5.000%	5/1/27	4,360	4,675
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/23	2,345	2,352
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/23	855	859
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/23	2,665	2,678
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/24	500	509
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/25	3,000	3,003
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/25	750	781
[17]	Wayne-Westland Community Schools GO	4.000%	11/1/24	500	504
[17]	Wayne-Westland Community Schools GO	4.000%	5/1/25	500	504
[4]	Western Michigan University College & University Revenue	5.000%	11/15/23	135	136
[4]	Western Michigan University College & University Revenue	5.000%	11/15/24	200	204
[4]	Western Michigan University College & University Revenue	5.000%	11/15/25	185	192
[4]	Western Michigan University College & University Revenue	5.000%	11/15/25	200	207
[4]	Western Michigan University College & University Revenue	5.000%	11/15/26	235	248
[4]	Western Michigan University College & University Revenue	5.000%	11/15/26	525	554
[4]	Western Michigan University College & University Revenue	5.000%	11/15/27	150	161
[4]	Western Michigan University College & University Revenue	5.000%	11/15/27	475	511
[4]	Western Michigan University College & University Revenue	5.000%	11/15/28	150	164
[4]	Western Michigan University College & University Revenue	5.000%	11/15/28	400	438
					677,244
Minnesota (1.1%)
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/24	300	302
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/24	370	363
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/25	325	328
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/26	400	407
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/26	360	340
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/27	375	384
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/28	500	518
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/29	250	261
	Duluth Independent School District No. 709 COP	5.000%	2/1/24	400	403
	Duluth Independent School District No. 709 COP	5.000%	2/1/25	375	384

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Duluth Independent School District No. 709 COP	5.000%	2/1/25	2,000	2,047
Duluth Independent School District No. 709 COP	5.000%	2/1/26	400	416
Duluth Independent School District No. 709 COP	4.000%	2/1/27	600	607
Housing & Redevelopment Authority of The City of St. Paul Minnesota Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,775	1,863
Lake Elmo MN GO	3.000%	2/1/24	1,140	1,137
Lake Elmo MN GO	3.000%	2/1/25	1,170	1,164
Lake Elmo MN GO	3.000%	2/1/26	1,195	1,194
Lake Elmo MN GO	3.000%	2/1/27	1,230	1,233
Lake Elmo MN GO	3.000%	2/1/28	1,270	1,277
Lake Elmo MN GO	3.000%	2/1/29	1,295	1,305
Litchfield Independent School District No. 465 GO	4.000%	2/1/26	1,455	1,487
Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,245	1,255
Metropolitan Council GAN GO	5.000%	12/1/27	16,445	17,953
Metropolitan Council GO	5.000%	3/1/25	6,200	6,379
Metropolitan Council GO	5.000%	3/1/25	2,250	2,315
Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	1,725	1,772
Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	20,395	21,937
Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/30	25,330	27,917
Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,530	1,536
Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	850	853
Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,050	1,070
Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,320	3,438
Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,900	2,005
Minneapolis MN/St Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	565	596
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/25	1,045	1,068
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/26	1,295	1,349
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/27	1,245	1,324
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/27	975	1,037
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/29	1,285	1,415
Minnesota GO	5.000%	8/1/23	1,025	1,025
Minnesota GO	5.000%	8/1/24	9,660	9,834
Minnesota GO	5.000%	8/1/24	10,300	10,485
Minnesota GO	5.000%	8/1/26	4,345	4,432
Minnesota GO	4.000%	8/1/27	5,950	5,953

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Minnesota GO	5.000%	8/1/34	13,000	13,459
	Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	10/1/24	250	251
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/25	250	258
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/26	300	315
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/29	765	820
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/26	1,485	1,516
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/27	1,090	1,132
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/27	500	515
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/28	1,125	1,177
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/47	1,715	1,702
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/48	3,110	3,085
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	7/1/49	5,895	5,879
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/50	3,760	3,676
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/50	1,958	1,914
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/52	2,150	2,097
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	1/1/53	2,325	2,500
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	7/1/53	3,590	3,806
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/23	1,000	1,000
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	6/1/24	1,965	1,967
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/24	1,500	1,503
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/25	1,485	1,490
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/27	45,215	45,111
[3]	Minnesota Municipal Gas Agency Natural Gas Revenue, 67% of SOFR + 1.000%	4.558%	12/1/52	18,000	17,603
	Minnesota Municipal Power Agency Electric Power & Light Revenue	4.000%	10/1/33	1,155	1,167
[6,7]	Mizuho Floater/Residual Trust College & University Revenue VRDO	4.770%	8/1/23	30,560	30,560
[6,7]	Mizuho Floater/Residual Trust Recreattional Revenue VRDO	4.770%	8/1/23	9,855	9,855
	Mountain Iron-Buhl Independent School District No. 712 GO	4.000%	2/1/32	1,680	1,704
	North St Paul-Maplewood-Oakdale Independent School District No. 622 GO	4.000%	2/1/24	2,220	2,228
	Northern Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/24	1,590	1,599
	Northern Municipal Power Agency Electric Power & Light Revenue	4.125%	1/1/29	100	100
	Red Rock Central Independent School District No. 2884 GO	4.000%	2/1/27	1,250	1,297

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Red Rock Central Independent School District No. 2884 GO	4.000%	2/1/28	1,300	1,369
	Red Rock Central Independent School District No. 2884 GO	4.000%	2/1/29	1,350	1,441
	Shakopee Independent School District No. 720 GO	5.000%	2/1/25	2,745	2,815
	South Washington County Independent School District No. 833 GO	4.000%	2/1/31	2,750	2,809
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/29	1,000	1,041
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	785	788
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	800	813
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	675	690
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,785	1,850
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	4,420	4,526
	Watertown-Mayer Independent School District No. 111 GO	0.000%	2/1/28	2,020	1,707
	Western Minnesota Municipal Power Agency Electric Power & Light Revenue, Prere.	5.000%	1/1/24	2,835	2,855
					328,358
Mississippi (0.4%)
	DeSoto County MS GO	5.000%	11/1/23	645	647
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,195	3,276
	Harrison County School District GO	4.000%	6/1/24	1,250	1,256
	Harrison County School District GO	4.000%	6/1/25	2,175	2,200
	Lowndes County MS Industrial Revenue PUT	2.650%	4/1/27	12,430	11,863
	Mississippi Business Finance Corp. Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.700%	9/1/26	1,625	1,461
[6]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	215	215
[6]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	390	392
[6]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	330	333
[6]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	425	432
[6]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	900	922
[6]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	950	980
[6]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	1,000	1,039
	Mississippi Development Bank Intergovernmental Agreement Revenue (Gulfport, Mississippi, General Obligation Public Improvement Project)	5.000%	9/1/23	285	285

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Mississippi Development Bank Intergovernmental Agreement Revenue (Gulfport, Mississippi, General Obligation Public Improvement Project)	5.000%	9/1/24	275	279
Mississippi Development Bank Intergovernmental Agreement Revenue (Gulfport, Mississippi, General Obligation Public Improvement Project)	5.000%	9/1/25	255	263
Mississippi Development Bank Intergovernmental Agreement Revenue (Gulfport, Mississippi, General Obligation Public Improvement Project)	5.000%	9/1/26	225	236
Mississippi Development Bank Intergovernmental Agreement Revenue (Gulfport, Mississippi, General Obligation Public Improvement Project)	5.000%	9/1/27	400	426
Mississippi Development Bank Intergovernmental Agreement Revenue (Gulfport, Mississippi, General Obligation Public Improvement Project)	5.000%	9/1/28	315	341
Mississippi Development Bank Intergovernmental Agreement Revenue (Jackson Public School District Project)	5.000%	4/1/26	1,075	1,118
Mississippi Development Bank Lease Revenue	2.000%	9/1/24	2,500	2,443
Mississippi Development Bank Miscellaneous Tax Revenue	5.000%	10/15/26	200	209
Mississippi Development Bank Special Obligation Miscellaneous Revenue	5.000%	1/1/24	4,200	4,226
Mississippi Development Bank Special Obligation Miscellaneous Revenue	5.000%	1/1/25	5,870	6,002
Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/27	1,345	1,390
Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/28	1,255	1,298
Mississippi GO, Prere.	5.000%	11/1/25	2,500	2,607
Mississippi GO, Prere.	5.000%	11/1/26	2,840	3,023
Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/24	655	663
Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/25	675	700
Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/26	710	750
Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/27	730	784
Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/28	755	824
Mississippi Home Corp. Local or Guaranteed Housing Revenue	3.000%	12/1/50	1,335	1,286
Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/52	4,910	5,062
Mississippi Home Corp. Local or Guaranteed Housing Revenue PUT	5.000%	5/1/25	5,700	5,774
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	4,685	4,688
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	2,480	2,505
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	700	710

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	600	617
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	700	730
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest Co. General Hospital Project)	5.000%	1/1/24	430	432
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest Co. General Hospital Project)	5.000%	1/1/26	1,515	1,560
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	3.150%	8/30/23	7,880	7,874
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/25	6,610	6,817
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	6,860	7,149
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/23	1,050	1,053
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/24	1,255	1,277
	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/23	600	600
	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/23	750	750
	Warren County MS Industrial Revenue PUT	2.900%	9/1/23	7,385	7,377
[4]	West Rankin Utility Authority Sewer Revenue, ETM	5.000%	1/1/24	400	402
[4]	West Rankin Utility Authority Sewer Revenue, ETM	5.000%	1/1/25	525	538
					110,084
Missouri (1.3%)
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	2,465	2,465
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	510	498
	Branson IDA Lease Tax Allocation Revenue	4.000%	11/1/23	750	749
	Branson IDA Lease Tax Allocation Revenue	4.000%	11/1/24	2,345	2,323
	Brentwood MO COP	4.000%	10/1/24	225	226
	Brentwood MO COP	4.000%	10/1/25	210	213
	Brentwood MO COP	4.000%	10/1/26	215	220
	Brentwood MO COP	4.000%	10/1/27	270	277
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	1,740	1,746
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	600	606
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	1,450	1,465
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	430	441
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,150	1,195
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	3,620	3,818
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	3,625	3,879

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	3,840	4,162
	Center School District No. 58 GO	4.000%	3/1/31	1,025	1,049
	Fort Osage School District No. R-1 Lease Appropriation COP	2.750%	4/1/27	19,255	18,576
	Franklin County MO COP	3.000%	11/1/23	430	429
	Franklin County MO COP	3.000%	4/1/24	475	473
	Franklin County MO COP	3.000%	11/1/24	440	435
	Franklin County MO COP	4.000%	4/1/25	990	1,000
	Franklin County MO COP	4.000%	11/1/25	455	462
	Franklin County MO COP	4.000%	4/1/26	1,035	1,053
	Franklin County MO COP	4.000%	11/1/26	475	486
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	150	157
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	250	259
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	515	539
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	650	687
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	1,100	1,190
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	1,655	1,738
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	4.000%	7/1/30	1,325	1,404
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	3,750	3,848
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/24	1,205	1,227
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/25	2,475	2,509
[1]	Joplin Schools GO	5.000%	3/1/28	4,855	5,275
	Kansas City MO Appropriations Revenue	5.000%	9/1/25	500	517
	Kansas City MO Appropriations Revenue	5.000%	9/1/26	650	684
	Kansas City MO Appropriations Revenue	5.000%	9/1/27	1,780	1,910
	Kansas City MO Appropriations Revenue	5.000%	9/1/29	2,235	2,469
	Kansas City MO Appropriations Revenue (Downtown Arena Project)	5.000%	4/1/24	1,000	1,010
	Kansas MO Appropriations Revenue (Kansas City Project)	5.000%	4/1/25	415	427
	Ladue School District GO	3.000%	3/1/28	4,000	3,987
	Ladue School District GO	3.000%	3/1/29	2,950	2,949
	Lindbergh School District GO	0.000%	3/1/28	2,000	1,712
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/25	1,680	1,732
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/26	3,460	3,641
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/27	3,555	3,817
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/30	300	341

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Missouri Development Finance Board Intergovernmental Agreement Revenue TOB VRDO	4.130%	8/3/23	4,315	4,315
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/25	1,225	1,261
[1,6]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	4.090%	8/3/23	2,000	2,000
[6]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	4.180%	8/3/23	8,000	8,000
[6]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	4.180%	8/3/23	13,810	13,810
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	500	502
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	750	751
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/24	210	205
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,075	1,093
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,075	1,092
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	500	510
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	1,500	1,529
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	395	393
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	500	518
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	925	897
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	570	568
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	750	791
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	555	581
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	1,445	1,503
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	1,300	1,377
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	600	599

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	150	161
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	2,740	2,864
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	3,775	4,076
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	2,400	2,583
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	1,225	1,277
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,000	999
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	510	556
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	2,875	3,142
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Service Projects)	5.000%	2/1/24	785	786
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Service Projects)	5.000%	2/1/25	500	502
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/26	51,000	51,769
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/28	69,399	74,913
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/28	13,155	14,124
[6,7]	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.040%	8/3/23	7,500	7,500
[6]	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.180%	8/3/23	5,800	5,800
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	1,000	1,012
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	3.500%	11/1/50	1,880	1,839
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	3.250%	5/1/51	3,135	3,039
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	3.500%	5/1/52	5,230	5,101
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	5.000%	5/1/53	4,120	4,250
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	5.750%	5/1/53	3,345	3,567
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	1/1/26	1,025	1,030

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	1/1/29	2,500	2,510
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/24	1,060	1,066
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	1/1/25	360	368
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/26	3,865	3,965
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	1/1/28	1,590	1,703
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/28	1,355	1,388
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/29	3,435	3,521
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/31	1,890	1,936
	Orchard Farm MO R-V School District COP, ETM	4.000%	4/1/27	175	181
	Orchard Farm MO R-V School District COP, ETM	4.000%	4/1/28	200	210
	Pattonville R-3 School District GO	4.000%	3/1/30	1,195	1,221
	Raymore MO Tax Allocation Revenue	5.000%	5/1/24	555	553
	Raymore MO Tax Allocation Revenue	5.375%	5/1/28	1,660	1,656
[1]	Southeast Missouri State University College & University Revenue	3.000%	4/1/25	1,025	1,019
[1]	Southeast Missouri State University College & University Revenue	3.000%	4/1/26	1,055	1,047
	Southeast Missouri State University Local or Guaranteed Housing Revenue	5.000%	4/1/28	750	807
	Southeast Missouri State University Local or Guaranteed Housing Revenue	5.000%	4/1/29	2,470	2,700
	Springfield MO Public Utility Multiple Utility Revenue	3.500%	8/1/28	1,000	1,001
	Springfield MO Public Utility Multiple Utility Revenue	3.600%	8/1/29	8,820	8,849
[4]	St Louis Municipal Finance Corp. Lease (Appropriation) Revenue	0.000%	7/15/31	1,785	1,324
	St. Charles County Francis Howell R-III School District GO	4.000%	3/1/29	1,500	1,508
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	680	671
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	630	619
	St. Louis County IDA Health, Hospital, Nursing Home Revenue (Jordan Project)	5.000%	11/15/23	385	384
	St. Louis County IDA Health, Hospital, Nursing Home Revenue (Jordan Project)	5.000%	11/15/25	800	791
	St. Louis County School District No. R-7 Kirkwood GO	4.000%	2/15/28	4,695	4,931
	St. Louis Missouri City IDA Local or Guaranteed Housing Revenue PUT	5.000%	2/1/25	7,570	7,661
	St. Louis MO Airport Airport Port, Airport & Marina Revenue	5.000%	7/1/27	500	535

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/25	1,440	1,483
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/26	1,500	1,574
[6,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/25	1,335	1,237
[6,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/26	1,335	1,192
[6,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/27	1,335	1,149
[6,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/28	1,515	1,256
[6,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/29	1,515	1,209
[6,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/30	1,515	1,162
[6,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/24	1,335	1,285
[6,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/24	1,155	1,112
[6,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/25	1,155	1,070
[6,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/26	1,155	1,031
[6,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/27	1,155	994
[6,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/28	1,310	1,086
[6,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/29	1,310	1,045
[6,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/30	1,310	1,004
	University of Missouri College & University Revenue	5.000%	11/1/26	5,020	5,129
					403,603
Montana (0.2%)
	Forsyth MT Industrial Revenue	3.875%	7/1/28	12,295	12,319
	Forsyth MT Industrial Revenue, ETM	2.000%	8/1/23	25,330	25,330
	Gallatin County High School District No. 7 Bozeman GO	5.000%	12/1/23	515	518
	Gallatin County High School District No. 7 Bozeman GO	5.000%	12/1/24	680	695
	Gallatin County High School District No. 7 Bozeman GO	5.000%	6/1/25	565	582
	Gallatin County High School District No. 7 Bozeman GO	5.000%	12/1/25	935	973
	Lewis & Clark County MT School District No. 1 GO	5.000%	7/1/24	770	781
	Lewis & Clark County MT School District No. 1 GO	5.000%	7/1/25	375	387
	Montana Board of Housing Local or Guaranteed Housing Revenue (South Forty Apartments Project) PUT	5.000%	5/1/25	2,445	2,481

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	500	500
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	2,145	2,157
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	420	427
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	380	389
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	620	691
	Montana State Board of Regents College & University Revenue	5.000%	11/15/27	180	194
	Montana State Board of Regents College & University Revenue	5.000%	11/15/28	200	220
					48,644
Multiple States (1.7%)
[3,6,18]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 0.210%	4.190%	12/15/28	5,600	5,600
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	4.430%	8/1/23	55,060	55,060
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	4.430%	8/1/23	124,500	124,500
[6]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	4.030%	8/3/23	58,700	58,700
[6]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	4.040%	8/3/23	11,100	11,100
[6]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	4.040%	8/3/23	10,000	10,000
	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	4.430%	8/1/23	110,740	110,740
[6]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	4.030%	8/3/23	63,400	63,400
[6]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	4.040%	8/3/23	35,500	35,500
[6]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	4.230%	8/3/23	35,500	35,500
					510,100
Nebraska (0.8%)
	Central Plains Energy Project Natural Gas Revenue	4.000%	8/1/24	1,000	1,002
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/25	6,350	6,446
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/26	195	199
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/28	50	52
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	1/1/24	3,480	3,491
	Central Plains Energy Project Natural Gas Revenue PUT	2.500%	8/1/25	1,650	1,598
	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	125,455	125,343
	Central Plains Energy Project Natural Gas Revenue PUT	5.000%	10/1/29	26,950	27,945
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	100	102
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	800	839

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/25	1,100	1,126
	Fremont NE Combined Utility System Multiple Utility Revenue	4.000%	7/15/28	2,345	2,444
	Gretna Public Schools GO	5.000%	12/15/27	3,495	3,637
	Municipal Energy Agency of Nebraska Electric Power & Light Revenue	5.000%	4/1/26	1,250	1,309
	Municipal Energy Agency of Nebraska Electric Power & Light Revenue	5.000%	4/1/27	1,000	1,069
	Municipal Energy Agency of Nebraska Electric Power & Light Revenue	5.000%	4/1/28	1,000	1,091
	Municipal Energy Agency of Nebraska Electric Power & Light Revenue	5.000%	4/1/29	1,450	1,613
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/26	1,190	1,245
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	3/1/27	1,815	1,913
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/27	1,695	1,799
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/28	605	652
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	1.950%	3/1/29	1,710	1,550
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	4.000%	9/1/44	645	643
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.000%	9/1/45	6,895	6,631
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.500%	9/1/45	1,935	1,913
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/24	1,750	1,762
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/25	350	358
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/25	650	666
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/25	600	614
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/27	3,490	3,569
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/27	800	850
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/27	350	372
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/27	380	404
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/28	5,960	6,465
[6]	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue TOB VRDO	4.040%	8/3/23	10,675	10,675
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/24	5,505	5,535
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/25	1,500	1,529
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/28	7,200	7,335
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/32	1,065	1,111
	Sarpy County NE GO	4.000%	6/1/27	2,250	2,305
	Sarpy County NE GO	2.000%	6/1/28	2,295	2,120
					241,322

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Nevada (0.4%)
	Carson City NV Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	750	759
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/24	3,500	3,553
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	5,540	5,725
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/26	9,875	10,416
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/30	250	254
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/25	925	956
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/26	20,665	21,797
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/27	1,000	1,074
[4]	Clark County School District GO	4.000%	6/15/24	3,625	3,630
	Clark County School District GO	5.000%	6/15/24	3,505	3,550
[4]	Clark County School District GO	3.000%	6/15/25	415	412
	Clark County School District GO	5.000%	6/15/25	410	422
	Clark County School District GO	5.000%	6/15/26	6,930	7,204
[4]	Clark County School District GO	5.000%	6/15/26	1,260	1,326
	Clark County School District GO	5.000%	6/15/26	120	126
[4]	Clark County School District GO	5.000%	6/15/27	1,220	1,306
[4]	Clark County School District GO	5.000%	6/15/27	1,360	1,456
	Clark County School District GO	5.000%	6/15/29	1,430	1,543
	Clark County School District GO	5.000%	6/15/29	780	811
	Clark County Water Reclamation District GO	4.000%	7/1/32	1,250	1,279
	Clark NV Electric Power & Light Revenue PUT (Nevada Power Co. Project)	3.750%	3/31/26	795	798
	Humboldt County NV Industrial Revenue (Idaho Power Co. Project)	1.450%	12/1/24	6,300	6,067
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/24	625	633
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/25	600	618
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/26	150	158
[2]	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/29	695	772
[2]	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/30	950	1,072
[2]	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/31	1,480	1,695
	Las Vegas Convention & Visitors Authority Recreational Revenue	5.000%	7/1/24	440	446
	Las Vegas Convention & Visitors Authority Recreational Revenue	5.000%	7/1/26	250	263
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.000%	6/1/25	185	176
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.250%	6/1/27	250	227
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.500%	6/1/29	200	173
	Las Vegas Valley Water District GO	5.000%	6/1/31	2,430	2,548
	Las Vegas Valley Water District GO	5.000%	6/1/32	1,500	1,572
	Nevada COP	5.000%	4/1/26	605	607
[6]	Nevada Highway Improvement Fuel Sales Tax Revenue TOB VRDO	4.600%	8/1/23	10,110	10,110

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nevada Housing Division Local or Guaranteed Housing Revenue	5.000%	10/1/52	3,180	3,297
	Nevada Housing Division Local or Guaranteed Housing Revenue PUT	5.000%	12/1/24	1,390	1,406
	Nevada Housing Division Local or Guaranteed Housing Revenue PUT	5.000%	10/1/25	6,679	6,796
[6]	Nevada Housing Division Local or Guaranteed Housing Revenue TOB VRDO	4.770%	8/1/23	7,700	7,700
	Nevada System of Higher Education College & University Revenue	5.000%	7/1/28	550	606
[4]	North Las Vegas NV GO	5.000%	6/1/24	2,810	2,848
[4]	North Las Vegas NV GO	5.000%	6/1/25	2,950	3,044
[4]	North Las Vegas NV GO	5.000%	6/1/26	3,095	3,254
	North Las Vegas NV Special Assessment Revenue	3.500%	6/1/24	120	119
	North Las Vegas NV Special Assessment Revenue	3.750%	6/1/25	140	139
	North Las Vegas NV Special Assessment Revenue	3.750%	6/1/26	175	172
[6]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/26	300	305
[6]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/27	200	203
[6]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/28	225	229
[6]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/29	335	342
[6]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/30	370	378
[6]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/31	250	254
[6]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/32	250	254
[4]	Reno NV Hotel Occupancy Tax Revenue	5.000%	6/1/25	500	512
[4]	Reno NV Hotel Occupancy Tax Revenue	5.000%	6/1/26	500	520
[4]	Reno NV Hotel Occupancy Tax Revenue	5.000%	6/1/27	700	740
	Reno NV Sales Tax Revenue	5.000%	6/1/24	250	252
	Reno NV Sales Tax Revenue	5.000%	6/1/25	485	494
	Washoe County NV Fuel Sales Tax Revenue	5.000%	2/1/25	350	359
	Washoe County NV Fuel Sales Tax Revenue	5.000%	2/1/27	375	399
	Washoe County School District GO	5.000%	6/1/27	125	129
					130,285
New Hampshire (0.1%)
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/24	835	851
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/26	950	1,002
	New Hampshire Business Finance Authority Electric Power & Light Revenue PUT	2.800%	10/2/23	5,585	5,575
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	535	526
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	850	880
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	495	482
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	650	683

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/28	575	556
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	750	801
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/29	595	569
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	500	541
	New Hampshire Health and Education Facilities Authority Act College & University Revenue, ETM	5.000%	1/1/24	1,015	1,022
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/23	2,355	2,356
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	1,675	1,678
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	1,910	1,933
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	1,810	1,815
	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	7/1/53	1,015	1,093
					22,363
New Jersey (5.4%)
	Atlantic City NJ GO	5.000%	12/1/23	370	370
[1]	Atlantic City NJ GO	5.000%	3/1/24	300	302
[4]	Atlantic City NJ GO	5.000%	3/1/24	1,300	1,311
[4]	Atlantic City NJ GO	4.000%	11/1/24	2,403	2,405
[1]	Atlantic City NJ GO	5.000%	3/1/25	800	819
[4]	Atlantic City NJ GO	5.000%	3/1/25	750	768
[4]	Atlantic City NJ GO	5.000%	3/1/26	1,115	1,162
[1]	Belleville Township NJ GO	3.000%	2/1/26	1,615	1,597
[1]	Belleville Township NJ GO	3.000%	2/1/27	1,665	1,654
	Bergen County Improvement Authority Intergovernmental Agreement Revenue	4.500%	5/31/24	25,700	25,966
	Bergen County NJ GO	2.000%	6/1/24	460	454
	Bergen County NJ GO	3.000%	12/1/24	2,565	2,565
	Bergen County NJ GO	2.000%	6/1/25	460	445
	Bergen County NJ GO	3.000%	12/1/25	3,865	3,863
	Bergen County NJ GO	3.000%	12/1/26	2,110	2,112
	Bergen County NJ GO	3.000%	12/1/32	1,750	1,733
	Berkeley Township NJ BAN GO	4.000%	8/29/23	10,690	10,695
	Borough of Paramus NJ GO	4.500%	2/15/24	6,000	6,016
	Borough of Woodland Park NJ GO BAN	4.500%	5/24/24	5,945	5,992
[1]	Bridgeton NJ GO	3.000%	3/1/25	810	801
[4]	Buena Regional School District GO	2.000%	6/1/26	1,050	992
[4]	Buena Regional School District GO	2.000%	6/1/27	1,375	1,282
[4]	Buena Regional School District GO	2.000%	6/1/28	1,400	1,285
[4]	Buena Regional School District GO	2.000%	6/1/29	1,425	1,292
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	5.000%	4/1/26	975	1,023
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	5.000%	4/1/27	615	658
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	5.000%	4/1/28	410	448

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue (Governmental Leasing Program)	4.500%	8/9/23	10,000	10,002
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue (Governmental Leasing Program)	4.000%	4/1/25	550	558
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health System Project)	5.000%	2/15/26	3,715	3,729
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health System Project)	5.000%	2/15/27	2,000	2,009
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/28	1,055	1,060
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/29	1,000	1,005
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/31	3,000	3,015
	Camden County Improvement Authority Lease (Appropriation) Revenue	3.000%	1/15/26	500	498
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	5.000%	1/15/25	550	564
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	5.000%	1/15/26	1,010	1,055
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	5.000%	1/15/27	500	533
[4]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/31	3,285	3,350
[4]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/32	1,925	1,961
	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/23	535	536
	Cherry Hill Township School District GO	3.000%	8/1/30	11,805	11,726
	Cliffside Park Borough NJ BAN GO	4.000%	9/29/23	4,000	3,999
[4]	Clifton Board of Education GO	2.000%	8/15/27	1,915	1,788
[4]	Clifton Board of Education GO	2.000%	8/15/28	2,975	2,725
[4]	Clifton Board of Education GO	2.000%	8/15/29	5,570	5,039
[4]	Clifton Board of Education GO	2.000%	8/15/30	5,985	5,350
	Cranford Township NJ BAN GO	4.500%	7/19/24	4,850	4,868
[4]	East Orange NJ GO	4.000%	9/15/26	525	538
	East Rutherford Borough NJ BAN GO	4.250%	4/5/24	7,750	7,745
	Glassboro Borough NJ BAN GO	4.000%	8/22/23	4,378	4,377
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/30	3,910	4,031
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	0.600%	3/1/24	1,160	1,130
[4]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/24	1,250	1,274
[4]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/25	1,835	1,902
[4]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/26	3,580	3,781

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	3.000%	7/1/29	250	244
	Guttenberg NJ BAN GO	4.000%	10/19/23	5,790	5,788
	Haddonfield Borough NJ BAN GO	4.500%	8/16/23	5,700	5,701
[1]	Hawthorne School District NJ GO	3.000%	9/1/31	1,350	1,335
	Hoboken NJ BAN GO	4.500%	3/14/24	29,839	30,010
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/25	850	865
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	5.000%	10/1/27	1,050	1,140
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	5.000%	10/1/28	1,000	1,109
	Hudson County NJ GO	3.000%	11/15/23	3,495	3,489
	Hudson County NJ GO	3.000%	11/15/24	3,525	3,508
	Hudson County NJ GO	3.000%	11/15/25	2,205	2,185
	Hudson County NJ GO	3.000%	11/15/26	3,960	3,904
	Hudson County NJ GO	3.000%	11/15/27	4,530	4,453
	Hudson County NJ GO	3.000%	11/15/28	9,000	8,890
[6]	Inspira Health Obligated Group Health, Hospital, Nursing Home Revenue TOB VRDO	4.080%	8/3/23	6,770	6,770
	Lawrence Township NJ BAN GO	4.000%	9/21/23	3,030	3,030
	Leonia Borough NJ BAN GO	4.000%	8/18/23	3,648	3,648
	Linden NJ BAN GO	4.000%	8/23/23	8,357	8,358
	Maplewood Township NJ GO	3.000%	4/1/25	1,240	1,236
	Maplewood Township NJ GO	3.000%	4/1/26	1,195	1,189
	Mercer County NJ GO	4.000%	2/1/29	3,015	3,208
	Middlesex County NJ Monroe Township GO	4.000%	1/15/24	775	777
	Middlesex County NJ Monroe Township GO	4.000%	1/15/25	780	788
	Middlesex County NJ Monroe Township GO	4.000%	5/1/25	300	303
	Middlesex County NJ Monroe Township GO	4.000%	1/15/26	535	546
	Middlesex County NJ Monroe Township GO	4.000%	1/15/27	1,070	1,103
	Middlesex County NJ Monroe Township GO	4.000%	1/15/28	425	442
	Morris County NJ GO	3.000%	2/1/25	1,495	1,493
	Morris County NJ GO	3.000%	2/1/26	3,405	3,407
	Morris County NJ GO	3.000%	2/1/27	3,160	3,166
	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/23	725	726
[1]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/24	450	458
[1]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/25	450	465
[1]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/26	1,250	1,317
[1]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/28	1,030	1,082
[1]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/29	2,440	2,564
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/24	3,575	3,621
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/24	140	142
[1]	New Jersey Economic Development Authority Appropriations Revenue	3.000%	7/1/24	2,705	2,670
[10]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/24	1,790	1,808

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[12]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/24	3,165	3,232
[4]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	3,580	3,630
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	340	350
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	235	242
[10]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/25	2,500	2,564
[4]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/25	15,000	15,649
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/26	5,735	5,776
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/26	555	579
[15]	New Jersey Economic Development Authority Appropriations Revenue	0.000%	7/1/26	1,250	1,120
[10]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/26	1,065	1,112
[12]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/26	15,000	15,951
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/27	270	273
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/27	410	436
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/27	1,930	2,052
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/28	500	541
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	9/1/29	5,000	5,016
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	9/1/31	2,000	1,997
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/32	3,600	3,638
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	5,150	5,414
	New Jersey Economic Development Authority Appropriations Revenue Prere.	5.000%	6/15/25	21,860	22,619
[3]	New Jersey Economic Development Authority Appropriations Revenue, SIFMA Municipal Swap Index Yield + 1.250%	5.230%	9/1/25	6,100	6,116
[4]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/24	1,130	1,144
[4]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/25	1,105	1,134
[6]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/23	12,000	12,016
[6]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/24	12,000	12,224
[6]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/25	25,500	26,373
[6]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/26	19,000	20,032
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Cranes Mill Project)	5.000%	1/1/29	2,540	2,492
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	4.375%	1/1/24	135	135

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	7/1/24	650	654
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	2,750	2,791
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/25	18,325	18,770
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/26	14,225	14,784
[2]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/26	5,000	5,120
[2]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/27	3,000	3,113
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/28	12,000	12,872
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/23	1,500	1,505
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/24	4,000	4,052
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/24	11,500	11,715
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/25	2,500	2,573
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/25	595	599
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/26	20,155	21,204
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/27	1,000	1,069
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/25	1,000	1,033
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/26	1,100	1,157
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/27	1,300	1,390
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/29	1,775	1,960
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	4.000%	6/15/25	900	910
[1]	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/28	5,015	5,399
[1]	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/30	5,450	5,849
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/24	2,945	2,983
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/25	8,200	8,440
	New Jersey Economic Development Authority Lease Revenue (State House Project)	4.000%	6/15/29	1,065	1,093
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/24	1,150	1,148
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/25	1,950	1,936

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/27	1,000	998
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	1,000	985
	New Jersey Economic Development Authority Municipal Rehabilitation Refunding Bonds Revenue	5.250%	4/1/27	3,320	3,531
	New Jersey Economic Development Authority Revenue	5.250%	4/1/26	500	522
	New Jersey Economic Development Authority Revenue	5.250%	4/1/28	2,720	2,943
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/24	4,920	4,984
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/25	4,500	4,562
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/24	1,190	1,206
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/24	250	253
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	1,685	1,740
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	3,000	3,070
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	1,790	1,835
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	460	475
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	100	103
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	165	170
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	2,885	2,998
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	1,375	1,446
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	2,500	2,601
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	685	705
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	220	231
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	625	633
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	335	352
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	1,230	1,258
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	1,445	1,444
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	575	583
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	500	523
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	525	541
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	125	129
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	335	359
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	2,000	2,077

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	475	493
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	500	547
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	2,445	2,562
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/29	100	101
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/29	325	362
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/29	1,955	2,013
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	750	846
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	4,000	4,201
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	3,000	3,142
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	755	778
	New Jersey GO	5.000%	6/1/24	27,500	27,875
	New Jersey GO	2.000%	6/1/25	3,000	2,907
	New Jersey GO	5.000%	6/1/25	15,580	16,079
	New Jersey GO	5.000%	6/1/25	1,670	1,723
	New Jersey GO	2.000%	6/1/26	2,000	1,907
	New Jersey GO	5.000%	6/1/27	58,640	62,807
	New Jersey GO	2.000%	6/1/28	17,990	16,672
	New Jersey GO	5.000%	6/1/28	38,650	42,237
	New Jersey GO	4.000%	6/1/30	6,985	7,401
	New Jersey Health Care Facilities Financing Authority Appropriation Revenue	5.000%	10/1/30	225	240
	New Jersey Health Care Facilities Financing Authority Appropriation Revenue	5.000%	10/1/31	1,160	1,237
	New Jersey Health Care Facilities Financing Authority Appropriation Revenue	5.000%	10/1/32	1,065	1,143
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/24	3,380	3,439
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/27	2,500	2,653
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	500	503
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	3,000	3,032
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	300	303
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,030	1,045
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,600	2,637
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	4,970	5,043

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	415	418
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	3,240	3,265
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	1,105	1,112
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	250	256
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,900	1,954
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,125	2,185
[4]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,380	2,427
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	435	442
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	3,380	3,431
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,400	2,499
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,605	2,662
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,170	2,278
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	4,400	4,605
[4]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,800	1,838
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	460	471
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,530	3,614
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,605	1,712
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	710	710
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	875	881
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	480	497
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,685	3,810

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	500	520
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	505	529
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	7,690	8,020
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/28	600	601
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,410	3,435
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,550	3,763
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	530	561
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	8,010	8,404
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/30	6,515	6,635
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	555	592
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue (RWJ Barnabas Health Obligated Group)	5.000%	7/1/25	3,750	3,860
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	9,575	9,703
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/25	15,000	15,412
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/26	12,935	13,442
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/24	55	55
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	500	527
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	1,000	1,054
[4]	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue	3.500%	9/15/31	525	525
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue	5.000%	9/15/33	1,975	1,977
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/23	170	170
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/24	8,000	8,014
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/27	5,525	5,533

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/24	2,750	2,803
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/25	4,950	5,124
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/26	3,500	3,684
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.500%	11/1/23	1,500	1,488
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.650%	5/1/24	2,000	1,956
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/24	3,500	3,379
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.900%	11/1/25	2,500	2,359
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.500%	10/1/48	10,250	10,278
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.750%	10/1/50	10,965	11,062
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	30,440	29,734
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.500%	4/1/53	10,000	10,692
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/53	5,935	6,125
[3]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 1.200%	5.180%	5/1/48	10,000	10,070
	New Jersey Rutgers State University College & University Revenue VRDO	4.530%	8/1/23	4,950	4,950
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/23	5,560	5,565
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/24	11,610	11,779
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/25	1,465	1,509
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/24	750	760
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/25	1,000	1,029
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/25	3,375	3,474
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/26	4,000	4,181
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/26	3,000	3,136
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/27	4,000	4,258
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/27	9,000	9,580
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/28	6,500	7,041

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/28	11,685	12,658
	New Jersey Transportation Trust Fund Authority Appropriation Revenue	5.000%	12/15/26	22,550	23,785
	New Jersey Transportation Trust Fund Authority Appropriation Revenue	5.000%	12/15/31	110	122
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/23	2,320	2,332
[12]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	240	242
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	1,430	1,439
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	7,265	7,358
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	5,365	5,476
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	4,770	4,869
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/25	2,500	2,573
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	1,000	916
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	1,795	1,645
[12]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	4,420	4,052
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	14,000	14,502
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	3,345	3,465
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/26	1,000	1,045
[12]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	4,120	3,653
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	10,415	9,226
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/26	13,250	13,975
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	15,900	16,631
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	1,605	1,708
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	2,500	2,142
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	13,460	14,107
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	150	157
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	1,335	1,446
[12]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	3,085	2,562
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	950	784
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	4,040	3,332
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	6,420	6,736
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	3,415	3,759

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	41,490	33,093
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	1,955	1,555
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	3,920	4,114
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	8,000	8,396
[10]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	20,000	15,349
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	1,605	1,229
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	21,540	22,582
[10]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	2,905	2,142
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	11,000	11,256
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/32	2,245	2,305
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	1,765	1,252
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/24	75	76
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.250%	6/15/26	390	393
[6,12]	New Jersey Transportation Trust Fund Authority Appropriations Revenue TOB VRDO	4.070%	8/3/23	8,281	8,281
[4]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.250%	12/15/23	4,315	4,342
[12,19]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	250	238
[12,15]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/25	350	322
[12,19]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/26	2,110	1,877
[16,19]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/27	1,370	1,179
[12,19]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/28	1,240	1,030
[6,7]	New Jersey Transportation Trust Fund Authority Transportation Program General Fund Revenue TOB VRDO	4.060%	8/7/23	37,295	37,295
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/25	5,185	5,316
[12]	New Jersey Turnpike Authority Highway Revenue	5.500%	1/1/25	1,335	1,378
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	16,785	17,660
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	625	634
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	2,170	2,202
[6]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	4.130%	8/3/23	12,000	12,000
	Newark Board of Education GO	5.000%	7/15/24	250	253
[1]	Newark Board of Education GO	5.000%	7/15/25	125	129
[1]	Newark Board of Education GO	5.000%	7/15/26	150	157
[1]	Newark Board of Education GO	5.000%	7/15/27	1,525	1,627

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Newark Board of Education GO	5.000%	7/15/28	350	380
[4]	Newark NJ GO	5.000%	10/1/23	1,000	1,002
[4]	Newark NJ GO	5.000%	10/1/23	275	276
[4]	Newark NJ GO	5.000%	10/1/24	1,000	1,018
[4]	Newark NJ GO	5.000%	10/1/24	325	331
[4]	Newark NJ GO	5.000%	10/1/25	1,000	1,028
[4]	Newark NJ GO	5.000%	10/1/25	300	308
[4]	Newark NJ GO	5.000%	10/1/26	1,750	1,828
[4]	Newark NJ GO	5.000%	10/1/27	1,000	1,063
[4]	Newark NJ GO	5.000%	10/1/28	2,000	2,161
[10]	North Hudson NJ Sewerage Authority Lease Revenue, ETM	0.000%	8/1/25	9,000	8,405
	Ocean City NJ GO	4.000%	9/15/26	2,855	2,932
[1]	Perth Amboy NJ GO	5.000%	3/15/25	250	257
[1]	Perth Amboy NJ GO	5.000%	3/15/26	250	262
[1]	Perth Amboy NJ GO	3.000%	3/15/27	1,500	1,495
[1]	Perth Amboy NJ GO	5.000%	3/15/27	1,930	2,070
[1]	Perth Amboy NJ GO	3.000%	3/15/28	2,400	2,397
[1]	Perth Amboy NJ GO	5.000%	3/15/28	555	608
[1]	Perth Amboy NJ GO	4.000%	3/15/29	1,215	1,273
[1]	Perth Amboy NJ GO	5.000%	3/15/29	1,500	1,674
[1]	Plainfield Board of Education GO	5.000%	8/1/26	2,115	2,238
	Princeton NJ GO	2.000%	8/15/24	1,490	1,464
	Secaucus NJ BAN GO	4.000%	8/4/23	18,584	18,584
	Somerset Hills School District GO	4.000%	3/15/26	1,355	1,385
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/23	935	938
[4]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/24	485	494
[4]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/25	530	547
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/25	400	405
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/26	265	269
[4]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/26	1,090	1,144
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/27	990	1,004
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/29	1,200	1,218
[4]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	1,000	1,103
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	2,250	2,276
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/24	8,285	8,381
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	17,350	17,807
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	4,750	4,951
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	1,000	1,060
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,000	1,077
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,000	2,153
	Toms River Board of Education GO	2.000%	7/15/27	1,810	1,693
[4]	Trenton NJ GO	5.000%	8/1/23	705	705
[4]	Trenton NJ GO	5.000%	8/1/24	695	707

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Trenton NJ GO	5.000%	8/1/25	1,650	1,708
[4]	Trenton NJ GO	2.000%	7/15/26	2,135	2,029
[4]	Trenton NJ GO	2.000%	7/15/27	1,080	1,009
[4]	Trenton NJ GO	2.000%	7/15/28	1,090	999
[4]	Union City NJ GO	2.250%	8/1/26	500	473
[6]	Union County Improvement Authority Lease Revenue TOB VRDO	4.040%	8/3/23	5,960	5,960
	Union County NJ GO	4.000%	3/1/28	1,335	1,404
	Union County NJ GO	4.000%	3/1/29	1,465	1,559
	Union County NJ GO	4.000%	3/1/30	4,415	4,731
	Union Township Board of Education GO	5.000%	1/1/25	550	562
	Union Township Board of Education GO	5.000%	1/1/26	525	547
	Union Township Board of Education GO	5.000%	1/1/27	1,045	1,112
	Verona Township Board of Education GO	2.000%	3/1/25	1,250	1,206
	Verona Township Board of Education GO	2.000%	3/1/26	1,450	1,373
	Verona Township Board of Education GO	2.000%	3/1/27	1,500	1,398
[4]	Vineland NJ GO	3.000%	10/1/27	1,225	1,216
[4]	Vineland NJ GO	3.000%	10/1/28	585	581
	West Caldwell Township NJ BAN GO	4.250%	9/7/23	15,280	15,282
	Winslow Township NJ BAN GO	3.750%	9/14/23	1,900	1,900
					1,666,451
New Mexico (0.9%)
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/23	1,150	1,150
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/24	125	127
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/25	235	244
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/26	125	132
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/27	400	431
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/28	640	702
	Farmington NM Electric Power & Light Revenue (San Juan Project) PUT	0.875%	10/1/26	2,465	2,185
	Farmington NM Industrial Revenue	1.800%	4/1/29	12,580	11,007
	Farmington NM Industrial Revenue (Corners Project)	1.800%	4/1/29	22,020	19,267
	Farmington NM Industrial Revenue (Four Corners Project)	1.800%	4/1/29	19,615	17,163
	Farmington NM Industrial Revenue PUT	3.900%	6/1/28	8,755	8,772
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/25	9,205	9,510
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/28	15,000	16,527
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/29	10,000	11,218
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/25	1,160	1,200
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	5.000%	6/1/26	3,385	3,573
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	4.000%	6/1/30	2,565	2,640
	New Mexico GO	5.000%	3/1/28	7,105	7,796
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	500	504
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	500	510
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,160	1,200

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	1,500	1,566
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	1,150	1,230
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	9,865	10,130
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue VRDO	4.550%	8/1/23	19,915	19,915
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	3.500%	7/1/50	2,620	2,562
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	3.000%	1/1/51	955	918
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	3.000%	7/1/52	1,090	1,044
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	5.250%	3/1/53	1,710	1,794
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	6.250%	9/1/53	1,740	1,907
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	3.000%	1/1/52	1,955	1,875
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	3.000%	3/1/53	5,675	5,435
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	5.750%	3/1/54	2,000	2,154
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	77,535	79,318
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/27	32,185	34,743
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/29	10,000	11,205
[6]	Winrock Town Center Tax Increment Development District No. 1 Tax Allocation Revenue	3.750%	5/1/28	595	563
					292,217
New York (13.1%)
[4]	Amherst Development Corp. Local or Guaranteed Housing Revenue	5.000%	10/1/24	1,000	1,018
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue (Jeffersons Ferry Project)	5.000%	11/1/23	710	711
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/24	2,130	2,152
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/25	3,000	3,059
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/26	3,250	3,340
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/27	7,350	7,573
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/28	2,350	2,417
[4]	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	4.000%	7/15/29	1,750	1,776

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/24	615	604
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.500%	7/1/25	455	442
[4]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	750	778
[4]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,000	1,050
[4]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	2,570	2,738
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,405	2,363
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	650	619
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	350	328
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	590	545
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	245	223
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/24	120	119
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/25	130	129
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/26	100	99
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/27	100	99
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/28	100	99
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/29	220	217
	Build NYC Resource Corp. Charter School Aid Revenue (Social Bond)	5.000%	7/1/29	500	529
	Build NYC Resource Corp. Charter School Aid Revenue (Social Bond)	5.000%	7/1/30	510	543
	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue (NY Methodist Hospital Project), Prere.	5.000%	7/1/24	350	355
[6]	Build NYC Resource Corp. Private Schools Revenue (Shefa School Project)	2.500%	6/15/31	2,405	1,972
	Canandaigua City School District GO BAN	4.500%	6/21/24	13,050	13,138
[6]	Deutsche Bank Spears/Lifers Trust Revenue TOB VRDO	3.730%	8/1/23	104,500	104,500
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/24	100	101
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/24	490	494
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/25	920	932
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/25	100	101
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/25	505	512
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/26	175	179

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/26	530	542
Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/27	1,000	1,033
Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/27	200	207
Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/27	560	578
Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/28	200	209
Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/28	685	714
Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/29	390	410
Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/30	405	429
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/24	1,360	1,370
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/26	430	440
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,955	1,998
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,750	1,834
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/29	625	568
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,070	3,254
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,775	1,870
Erie County Industrial Development Agency Intergovernmental Agreement Revenue (City School District-Bufallow Project)	5.000%	5/1/30	1,140	1,205
Erie County Industrial Development Agency Lease Revenue (City School District Buffalo Project)	5.000%	5/1/28	720	750
Fairport Central School District GO BAN	4.500%	7/18/24	15,000	15,112
Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	150	150
Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	475	486
Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	400	418
Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	665	700
Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	500	529
Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	600	637
Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	9/1/25	630	631
Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/28	300	321
Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	10/1/28	275	281

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	5.000%	7/1/27	790	791
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	5.000%	7/1/27	750	796
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	5.000%	7/1/28	845	913
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/24	290	293
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/25	1,575	1,594
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/25	305	310
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/26	320	328
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/27	335	347
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/29	955	988
	Long Island Power Authority Electric Power & Light Revenue	1.000%	9/1/25	23,855	22,214
[4]	Long Island Power Authority Electric Power & Light Revenue	0.000%	12/1/25	2,895	2,673
[4]	Long Island Power Authority Electric Power & Light Revenue	0.000%	12/1/26	2,375	2,124
[3]	Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	68,500	66,862
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	61,615	57,790
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	25,870	23,979
[3]	Long Island Power Authority Electric Power & Light Revenue, 70% of 1M USD LIBOR + 0.750%	4.394%	5/1/33	1,445	1,445
[3]	Long Island Power Authority Electric, Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.430%	9/1/38	34,035	33,836
	Long Island Power Authority Revenue	3.900%	12/1/29	15,000	14,867
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/24	5,565	5,590
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/25	770	805
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/26	235	244
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/26	1,100	1,176
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/27	1,400	1,490
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/27	3,565	3,822
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/33	1,020	1,117
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	3.000%	11/15/28	10,000	9,957

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	2,215	2,221
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	600	602
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	875	877
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	510	518
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,250	1,269
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	32,000	32,479
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	6,790	6,892
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,580	1,604
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,850	1,878
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	8,425	8,674
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	2,640	2,718
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	28,115	28,945
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	4,580	4,715
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	975	1,004
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	2,040	2,100
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,540	1,576
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	700	721
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	5,630	5,875
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	350	365
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	455	475
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	18,075	18,860
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	250	261
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	1,775	1,829
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	725	747
[4]	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/26	20,000	21,335
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	6,540	6,922
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	3,010	3,186
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,750	1,852
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	2,150	2,215
	Metropolitan Transportation Authority Transit Revenue	3.125%	11/15/28	1,000	974

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,040	1,070
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	2,585	2,771
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,735	1,805
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	2,000	2,144
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	2,885	3,002
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	2,660	2,802
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	2,500	2,662
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,390	1,445
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,000	1,085
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,020	1,060
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	3,265	3,388
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	1,250	1,284
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	8,665	9,226
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	4,000	4,146
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/33	5,325	5,367
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/24	23,555	23,765
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	20,000	20,290
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	34,135	34,468
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/30	2,450	2,636
[4,6]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	4.100%	8/3/23	3,600	3,600
[4,6]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	4.100%	8/3/23	2,700	2,700
[4,6]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	4.100%	8/3/23	2,845	2,845
[1,6]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	4.100%	8/3/23	5,000	5,000
	Metropolitan Transportation Authority Transit Revenue VRDO	4.450%	8/1/23	20,600	20,600
[3]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.330%	3.881%	11/1/35	16,425	16,382
[3]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.400%	3.951%	11/1/23	3,500	3,498
[3,4]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.550%	4.101%	11/1/32	12,965	12,971
[3,4]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.550%	4.108%	11/1/32	6,610	6,613
[3,4]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.800%	4.358%	11/1/32	3,000	2,989
[3]	Metropolitan Transportation Authority Transit Revenue, SIFMA Municipal Swap Index Yield + 0.430%	4.410%	11/1/31	9,500	9,350

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Monroe County Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	225	228
	Monroe County Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	360	359
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/26	500	527
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/27	500	539
	Monroe County Industrial Development Corp. Lease Revenue	5.000%	5/1/24	1,420	1,438
	Monroe County Industrial Development Corp. Lease Revenue	5.000%	5/1/25	1,700	1,754
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/25	720	746
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/25	400	414
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/25	450	466
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/26	610	645
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/27	400	430
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	335	336
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,200	1,215
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	500	512
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,605	1,660
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,700	1,776
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	445	469
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,000	3,037
[4]	Nassau County NY GO	5.000%	7/1/25	1,860	1,930
[4]	Nassau County NY GO	5.000%	7/1/26	1,000	1,061
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	2,400	2,400
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	2,660	2,705
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	3,765	3,902
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	5,925	6,263
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	9,405	10,149
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	6,490	7,145
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	10,595	11,879

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	3.000%	2/15/24	320	319
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	450	454
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/25	735	744
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	2,155	2,214
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	3.000%	2/15/26	2,560	2,560
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	2,295	2,406
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/28	5,000	5,258
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	4,750	5,196
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.850%	5/1/26	665	631
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.350%	11/1/29	1,410	1,195
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.400%	11/1/30	1,090	991
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	11/1/31	6,130	5,655
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	2/15/48	5,000	4,908
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.750%	12/29/23	42,775	42,550
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.100%	5/1/24	5,925	5,785
[13]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	11/1/24	500	476
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.125%	11/1/24	7,655	7,366
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	15,215	14,180
[13]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	20,610	19,104
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	7/1/25	5,000	4,674
[13]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.900%	1/1/26	20,480	18,788
[13]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/26	5,000	4,919
[13]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/26	13,000	12,833
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	12/30/27	18,000	17,983
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.730%	12/29/28	10,000	10,006
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.100%	10/1/29	4,000	3,624
[4]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/24	1,135	1,142
[4]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/25	1,080	1,104
[4]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/26	585	605
[4]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/27	1,500	1,580

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/28	1,250	1,340
[4]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/29	3,950	4,304
[4]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/30	3,250	3,598
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/31	4,000	4,179
[15]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/26	5,000	4,518
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/26	20,050	20,520
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	6,480	6,894
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	10,900	12,078
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/25	8,235	8,564
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/26	1,875	1,989
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/27	825	862
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/27	3,000	3,250
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/25	3,875	4,022
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	12,500	13,000
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	7,235	7,524
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	2,200	2,288
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/26	500	504
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	12,000	12,731
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	8,875	9,415
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	12,500	13,261
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/27	100	100
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/27	2,300	2,385
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/27	1,090	1,134
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/27	3,500	3,773
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/27	12,000	12,936
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	12,505	13,548
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	13,280	14,388
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	2,000	2,167
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	5,000	5,417
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	16,000	17,335

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	20,000	21,669
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	6,500	7,042
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/28	735	737
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/28	1,140	1,241
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/28	2,000	2,188
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	4,125	4,192
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	25,140	27,653
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	3,775	4,152
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	4,275	4,702
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	8,605	9,511
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	6,235	6,892
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	1,500	1,658
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	10,000	11,053
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/29	2,345	2,460
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	14,480	16,316
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	17,000	19,155
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	8,025	9,042
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	1,000	1,120
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	11,000	12,612
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	5,000	5,214
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/32	1,920	2,012
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	1,225	1,245
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/33	5,290	5,648
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	5,000	5,364
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	30,000	31,024
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	2,915	3,197
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue, ETM	5.000%	8/1/26	1,900	2,012
New York City Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/32	5,000	5,213
New York City Trust for Cultural Resources Recreational Revenue	5.000%	12/1/26	1,910	2,026
New York City Water & Sewer System Water Revenue	5.000%	6/15/27	16,650	17,401

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/23	525	527
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/24	4,625	4,710
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/24	1,935	1,966
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/26	100	103
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/27	4,460	4,605
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/28	1,250	1,291
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/30	430	444
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/32	1,250	862
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/34	1,000	1,032
[6]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue TOB VRDO	4.280%	8/3/23	5,200	5,200
	New York Counties Tobacco Trust VI Tobacco Settlement Funded Revenue	5.000%	6/1/25	845	864
	New York Liberty Development Corp. Industrial Revenue	2.450%	9/15/69	22,285	20,346
	New York Liberty Development Corp. Industrial Revenue	2.625%	9/15/69	13,485	12,240
	New York Liberty Development Corp. Industrial Revenue	2.800%	9/15/69	32,735	29,687
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.450%	11/15/29	5,250	4,503
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.700%	11/15/30	4,700	4,021
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.900%	11/15/31	3,000	2,561
	New York Local or Guaranteed Housing Revenue	3.250%	10/1/50	5,240	5,093
	New York Mortgage Agency Local or Guaranteed Housing Revenue	1.000%	4/1/27	610	552
	New York Mortgage Agency Local or Guaranteed Housing Revenue	2.000%	4/1/27	1,380	1,302
	New York Mortgage Agency Local or Guaranteed Housing Revenue	2.100%	10/1/27	750	702
	New York Mortgage Agency Local or Guaranteed Housing Revenue	5.000%	10/1/27	1,000	1,065
	New York Mortgage Agency Local or Guaranteed Housing Revenue	1.300%	4/1/28	1,250	1,114
	New York Mortgage Agency Local or Guaranteed Housing Revenue	2.200%	4/1/28	585	541
	New York Mortgage Agency Local or Guaranteed Housing Revenue	2.250%	10/1/28	1,020	941
	New York Mortgage Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	1,000	1,081
	New York Mortgage Agency Local or Guaranteed Housing Revenue	1.450%	4/1/29	3,960	3,467
	New York Mortgage Agency Local or Guaranteed Housing Revenue	1.550%	4/1/29	1,375	1,217
	New York Mortgage Agency Local or Guaranteed Housing Revenue	5.000%	10/1/29	1,000	1,093
	New York Mortgage Agency Local or Guaranteed Housing Revenue	4.000%	4/1/40	1,400	1,390

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York Mortgage Agency Local or Guaranteed Housing Revenue	2.625%	4/1/41	40	40
New York Mortgage Agency Local or Guaranteed Housing Revenue	3.500%	10/1/47	4,685	4,618
New York Mortgage Agency Local or Guaranteed Housing Revenue	5.000%	10/1/48	13,895	14,328
New York Mortgage Agency Local or Guaranteed Housing Revenue	3.000%	4/1/50	13,355	12,775
New York Mortgage Agency Local or Guaranteed Housing Revenue	3.250%	10/1/51	9,765	9,421
New York Mortgage Agency Local or Guaranteed Housing Revenue	3.500%	10/1/52	5,010	4,888
New York NY GO	5.000%	8/1/23	1,025	1,025
New York NY GO	5.000%	8/1/23	2,455	2,455
New York NY GO	5.000%	8/1/23	21,030	21,030
New York NY GO	5.000%	8/1/23	1,050	1,050
New York NY GO	5.000%	8/1/23	890	890
New York NY GO	5.000%	8/1/23	1,000	1,000
New York NY GO	5.000%	12/1/23	1,000	1,006
New York NY GO	5.000%	8/1/24	31,170	31,725
New York NY GO	5.000%	8/1/24	44,605	45,399
New York NY GO	5.000%	8/1/25	2,075	2,108
New York NY GO	5.000%	8/1/25	22,630	23,482
New York NY GO	5.000%	8/1/25	49,670	51,541
New York NY GO	5.000%	8/1/25	2,300	2,387
New York NY GO	5.000%	8/1/25	3,320	3,445
New York NY GO	5.000%	8/1/25	2,750	2,854
New York NY GO	5.000%	8/1/25	1,125	1,167
New York NY GO	5.000%	3/1/26	1,035	1,086
New York NY GO	5.000%	8/1/26	3,425	3,625
New York NY GO	5.000%	8/1/26	4,075	4,313
New York NY GO	5.000%	8/1/26	100	104
New York NY GO	5.000%	8/1/26	1,070	1,133
New York NY GO	5.000%	8/1/26	3,185	3,371
New York NY GO	5.000%	8/1/26	5	5
New York NY GO	5.000%	8/1/26	1,000	1,058
New York NY GO	5.000%	4/1/27	2,280	2,442
New York NY GO	5.000%	8/1/27	5,000	5,175
New York NY GO	5.000%	8/1/27	1,350	1,425
New York NY GO	5.000%	8/1/27	46,000	49,623
New York NY GO	5.000%	8/1/27	5,065	5,464
New York NY GO	5.000%	8/1/27	5	5
New York NY GO	5.000%	8/1/27	1,000	1,079
New York NY GO	5.000%	4/1/28	1,500	1,640
New York NY GO	5.000%	8/1/28	1,000	1,001
New York NY GO	5.000%	8/1/28	22,500	24,771
New York NY GO	5.000%	8/1/28	2,725	3,000
New York NY GO	5.000%	8/1/28	10,455	11,510
New York NY GO	5.000%	8/1/28	4,115	4,530
New York NY GO	5.000%	8/1/28	1,000	1,101
New York NY GO	5.000%	4/1/29	2,000	2,228
New York NY GO	5.000%	8/1/29	1,215	1,362
New York NY GO	5.000%	8/1/29	12,765	14,312
New York NY GO	5.000%	4/1/30	1,000	1,135
New York NY GO	5.000%	8/1/30	450	474
New York NY GO	5.000%	8/1/30	525	534
New York NY GO	5.000%	8/1/30	1,640	1,873
New York NY GO	5.000%	8/1/30	1,500	1,713
New York NY GO	5.000%	8/1/30	1,000	1,142

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York NY GO	5.000%	8/1/30	5,000	5,709
	New York NY GO	5.000%	11/1/30	3,065	3,514
	New York NY GO	5.000%	8/1/31	1,735	1,763
	New York NY GO	5.000%	1/1/32	3,790	4,195
	New York NY GO PUT	5.000%	8/1/38	30,000	30,036
[5]	New York NY GO PUT, 9.000% coupon rate effective 12/1/25	5.000%	12/1/25	2,000	2,058
	New York State Bridge Authority Highway Revenue	5.000%	1/1/25	500	512
	New York State Bridge Authority Highway Revenue	5.000%	1/1/26	530	554
	New York State Bridge Authority Highway Revenue	5.000%	1/1/27	1,055	1,128
	New York State Bridge Authority Highway Revenue	5.000%	1/1/28	1,080	1,181
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/24	3,625	3,626
	New York State Dormitory Authority College & University Revenue	4.500%	7/1/24	745	745
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	200	203
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	2,000	2,033
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	130	132
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	250	253
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/25	315	324
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/25	145	150
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/25	325	333
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/26	2,830	2,831
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	700	731
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	155	163
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	550	563
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	350	365
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/27	3,820	3,821
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	1,500	1,596
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	180	192
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	165	177
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	755	801
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	200	217
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	180	197
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	100	100
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	950	1,026

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	500	549
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	7,400	8,177
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	2,400	2,468
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	7,830	8,786
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	2,760	2,852
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	200	210
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/25	1,040	1,067
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/26	945	985
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/27	985	1,032
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/28	2,735	2,864
	New York State Dormitory Authority College & University Revenue, ETM	5.000%	7/1/25	20	21
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/25	40	41
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,840	1,864
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	2,000	2,005
[13]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	315	323
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,600	1,643
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	6,275	6,278
[13]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	300	311
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	820	842
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	175	182
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	700	666
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	5,125	5,128
[6]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	300	300
[6]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,000	1,003
[13]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	400	427
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,650	2,693
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,225	1,149
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	790	792
[13]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	375	405
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	2,850	2,858

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[13]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	370	400
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,490	1,377
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,890	2,910
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	2,835	2,856
[6]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,200	1,204
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	400	365
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	4,750	4,796
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,800	1,821
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	5,280	5,337
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	4,345	4,393
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,000	1,014
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/26	5,000	5,147
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	11/1/28	18,730	17,202
[4,6]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.130%	8/3/23	11,800	11,800
[6]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.130%	8/3/23	3,690	3,690
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	42,255	42,641
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	1,410	1,478
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	41,475	43,549
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	30,000	31,500
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	6,145	6,452
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/27	27,125	29,051
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/27	2,450	2,624
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	5,950	6,285
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	3,055	3,259
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	1,300	1,402
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	590	605
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/28	13,000	13,336
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	1,000	1,027
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	15,000	16,384
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	12,995	14,194

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	1,165	1,207
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	6,700	6,877
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	1,670	1,783
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/32	16,905	17,194
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	1,050	1,088
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/33	4,880	5,051
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	2,295	2,423
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	2,810	2,888
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/33	6,275	6,539
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	5,000	5,176
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/25	8,390	8,634
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	22,160	23,268
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	56,870	58,550
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	23,175	23,899
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/27	2,335	2,510
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/23	1,350	1,354
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/24	1,250	1,276
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	3,575	3,798
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	1,000	1,059
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/27	2,700	2,929
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	10/1/28	1,045	1,074
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/28	2,775	3,075
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/29	9,000	10,148
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	1,550	1,673
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	5,000	5,721
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Bond Financing Program)	5.000%	10/1/24	3,180	3,247
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Bond Financing Program)	5.000%	10/1/24	5,000	5,105
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/29	1,500	1,528
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/27	32,590	34,904

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/29	1,150	1,282
[4]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	4.000%	10/1/25	4,275	4,361
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/26	455	482
[4]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/26	6,435	6,837
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/27	1,050	1,134
[4]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/27	8,630	9,362
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/23	7,460	7,479
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	4.000%	10/1/24	2,285	2,302
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/24	3,150	3,209
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/24	6,060	6,174
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/25	2,700	2,804
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/25	1,930	2,002
[4]	New York State Dormitory Authority Lease Revenue	5.000%	10/1/26	4,065	4,319
	New York State Dormitory Authority Lease Revenue	5.000%	10/1/27	4,500	4,762
[4]	New York State Dormitory Authority Lease Revenue	5.000%	10/1/27	5,240	5,685
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/25	5,000	5,187
[4]	New York State Dormitory Authority Lease Revenue, ETM	5.000%	10/1/27	10	11
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	5,625	5,682
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	1,860	1,930
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	2,735	2,895
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	8,975	9,066
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	5,000	5,340
	New York State Dormitory Authority Sales Tax Revenue	5.000%	2/15/32	5,000	5,282
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	1,060	1,071
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	37,485	38,597
	New York State Energy Research & Development Authority Industrial Revenue PUT	3.000%	7/1/25	14,000	13,850

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Energy Research & Development Authority Industrial Revenue PUT	3.000%	7/1/25	10,125	10,017
	New York State Energy Research & Development Authority Industrial Revenue PUT	3.000%	7/1/25	23,900	23,644
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/26	1,565	1,589
	New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/26	5	5
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	11/1/23	8,310	8,262
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	11/1/23	4,190	4,168
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.125%	11/1/23	1,250	1,245
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	5/1/24	4,310	4,238
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.750%	5/1/24	1,220	1,199
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.700%	11/1/24	4,225	4,061
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.850%	11/1/24	880	844
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.600%	11/1/24	13,010	12,608
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	5/1/25	4,890	4,600
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.950%	5/1/25	3,610	3,401
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.400%	5/1/25	100	98
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	18,515	17,054
[13]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	2,165	2,001
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	3,000	2,748
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.650%	11/1/25	285	271
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.100%	5/1/26	1,750	1,604
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.100%	11/1/26	3,000	2,727
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.200%	5/1/30	1,395	1,249
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/25	4,400	4,052
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/25	5,005	4,599
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.700%	11/1/25	4,900	4,536
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.000%	11/1/26	2,170	1,971
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.000%	11/1/26	3,750	3,413
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.100%	5/1/27	21,250	18,844
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	23,575	22,465
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	12,420	11,835

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[13]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	38,000	37,100
[13]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	5,000	4,897
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.650%	11/1/28	8,350	8,320
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/29	18,750	18,762
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.750%	11/1/29	8,510	8,554
[13]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	5/1/62	2,400	2,381
[6]	New York State Housing Finance agency Local or Guaranteed Housing Revenue TOB VRDO	4.330%	8/3/23	22,500	22,500
[4,6]	New York State Power Authority Electric Power & Light Revenue (Green Transmission Project) TOB VRDO	4.100%	8/3/23	1,250	1,250
	New York State Thruway Authority Highway Revenue	5.000%	1/1/24	1,610	1,622
	New York State Thruway Authority Highway Revenue	5.000%	1/1/25	3,755	3,853
	New York State Thruway Authority Highway Revenue	5.000%	1/1/26	675	705
	New York State Thruway Authority Highway Revenue	5.000%	1/1/28	1,065	1,109
	New York State Thruway Authority Highway Revenue	5.000%	1/1/29	1,200	1,250
	New York State Thruway Authority Highway Revenue	5.000%	1/1/32	1,030	1,052
[6]	New York State Thruway Authority Highway Revenue TOB VRDO	4.130%	8/3/23	2,925	2,925
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/29	12,490	13,969
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/27	42,515	45,655
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	4,220	4,343
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	11,815	12,159
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	3,625	3,730
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	10,000	10,485
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	23,825	25,483
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	12,130	12,974
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	8,040	8,050
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	1,020	1,068
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	7,555	7,570
	New York State Urban Development Corp. Income Tax Revenue	5.000%	9/15/29	20,000	22,509
	New York State Urban Development Corp. Income Tax Revenue	5.000%	9/15/30	60,000	68,692
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	2,000	2,018
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	8,260	8,925

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	2,610	2,700
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/29	26,020	29,188
	New York Transportation Development Corp. Industrial Port, Airport & Marina Revenue	5.000%	12/1/30	3,000	3,308
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/25	3,240	3,350
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/23	550	552
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/24	1,000	1,020
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/26	3,675	3,856
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/27	3,085	3,282
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/28	2,085	2,247
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/29	1,000	1,091
[6]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	4.430%	8/1/23	24,600	24,600
	Oneida County Local Development Corp. College & University Revenue (Utica College Project)	5.000%	7/1/29	1,105	1,141
[4]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	920	938
[4]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	970	1,010
[4]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	830	878
[4]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	840	905
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/24	345	346
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/24	485	488
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/25	510	520
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/27	565	587
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/29	625	661
[1]	Oyster Bay NY GO	4.000%	11/1/24	950	961
[4]	Oyster Bay NY GO	4.000%	3/1/25	1,145	1,162
[1]	Oyster Bay NY GO	4.000%	11/1/25	750	765
[4]	Oyster Bay NY GO	2.000%	3/1/26	4,945	4,735
[4]	Oyster Bay NY GO	4.000%	3/1/26	920	943
[4]	Oyster Bay NY GO	2.000%	3/1/27	5,045	4,778
[4]	Oyster Bay NY GO	4.000%	3/1/27	820	852
[4]	Oyster Bay NY GO	5.000%	8/1/27	1,000	1,084
[4]	Oyster Bay NY GO	2.000%	3/1/28	5,145	4,814
[4]	Oyster Bay NY GO	4.000%	3/1/28	850	894
[4]	Oyster Bay NY GO	5.000%	8/1/28	1,500	1,661
[4]	Oyster Bay NY GO	2.000%	3/1/29	5,250	4,850
[4]	Oyster Bay NY GO	5.000%	8/1/29	1,700	1,919

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/25	1,835	1,876
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/26	1,255	1,297
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/26	4,655	4,828
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/15/26	510	517
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/27	220	227
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/27	6,750	7,098
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/28	5,000	5,333
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/30	1,000	1,032
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/30	5,745	6,281
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/25	440	453
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/26	680	712
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/27	485	518
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/28	500	544
	Schalmont Central School District BAN GO	3.500%	8/31/23	8,527	8,525
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project) PUT	1.550%	3/1/25	200	192
	Suffolk County NY GO	5.000%	10/1/23	705	707
	Suffolk County NY GO	5.000%	6/15/24	885	898
	Suffolk County NY GO	5.000%	10/1/24	1,000	1,020
[4]	Suffolk County NY GO	4.000%	10/15/24	4,640	4,681
[4]	Suffolk County NY GO	5.000%	10/15/24	2,945	3,005
[1]	Suffolk County NY GO	5.000%	6/15/25	2,935	3,032
	Suffolk County NY GO	5.000%	6/15/25	925	956
	Suffolk County NY GO	5.000%	10/1/25	1,000	1,040
[4]	Suffolk County NY GO	4.000%	10/15/25	4,730	4,822
[1]	Suffolk County NY GO	5.000%	10/15/25	2,260	2,352
[1]	Suffolk County NY GO	5.000%	4/1/26	1,565	1,645
[4]	Suffolk County NY GO	5.000%	5/15/26	7,850	8,272
	Suffolk County NY GO	5.000%	6/15/26	975	1,030
	Suffolk County NY GO	5.000%	10/1/26	1,125	1,196
[4]	Suffolk County NY GO	4.000%	10/15/26	4,820	4,978
[4]	Suffolk County NY GO	5.000%	11/1/26	9,160	9,750
[4]	Suffolk County NY GO	5.000%	5/15/27	3,250	3,502
[1]	Suffolk County NY GO	5.000%	6/15/27	4,270	4,610
	Suffolk County NY GO	5.000%	6/15/27	765	826
	Suffolk County NY GO	5.000%	10/1/27	905	983
[1]	Suffolk County NY GO	4.000%	10/15/27	7,925	8,296
[4]	Suffolk County NY GO	5.000%	11/1/27	9,615	10,465
	Suffolk County NY GO	5.000%	6/15/28	660	727
	Suffolk County NY GO	5.000%	10/1/28	785	870
[1]	Suffolk County NY GO	3.000%	6/15/32	4,000	3,928

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	1,500	1,637
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	1,095	1,200
	Tompkins County Development Corp. College & University Revenue	5.000%	7/1/26	400	411
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/24	985	982
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/25	1,025	1,017
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/26	450	444
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/27	455	446
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/28	460	448
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/29	470	455
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	425	457
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	140	142
[3]	Triborough Bridge & Tunnel Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.250%	4.230%	1/1/33	14,665	14,656
	Triborough Bridge & Tunnel Authority Miscellaneous Revenue PUT	5.000%	5/15/26	25,235	26,256
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/25	3,675	3,833
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/26	28,000	29,522
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/26	5,655	6,028
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	8,700	9,438
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	3,265	3,557
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/28	30,000	33,022
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/30	15,995	18,335
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue (Metropolitan Transportation Authority Payroll Mobility Tax Revenue)	5.000%	5/15/29	15,215	17,109
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/24	9,500	9,338
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/26	9,700	9,018
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/28	21,285	19,439
[6]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB VRDO	4.040%	8/3/23	4,933	4,933
[3]	Triborough Bridge & Tunnel Authority Transit Revenue, 67% of SOFR + 0.380%	3.938%	1/1/32	5,180	5,152

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/23	1,630	1,630
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/23	4,295	4,300
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/23	335	335
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/24	4,000	4,051
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/25	4,600	4,718
	Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/26	150	154
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/27	2,325	2,462
	Troy Enlarged City School District BAN GO	5.000%	6/7/24	6,795	6,879
	Trust for Cultural Resources of The City of New York Miscellaneous Revenue	4.000%	4/1/26	2,300	2,352
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/24	9,675	9,780
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/26	4,990	5,161
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/27	2,780	2,905
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/28	2,025	2,120
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,000	1,042
	Utica NY BAN GO	5.000%	1/25/24	10,439	10,498
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/26	1,000	1,006
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/27	1,045	1,083
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/28	15,000	15,891
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/28	15,000	16,074
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/29	15,000	16,300
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/29	15,000	16,489
	Webster Central School District GO BAN	4.500%	6/27/24	18,750	18,881
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,230	1,234
[6]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	2.875%	7/1/26	1,380	1,316
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	515	518
[6]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.200%	7/1/28	6,370	5,958
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	200	201
[1]	Yonkers NY GO	5.000%	10/15/23	300	301
[1]	Yonkers NY GO	5.000%	10/1/24	200	204
[4]	Yonkers NY GO	5.000%	3/15/25	500	514
[1]	Yonkers NY GO	5.000%	9/1/26	1,515	1,602
[1]	Yonkers NY GO	5.000%	11/15/26	250	266
[4]	Yonkers NY GO	5.000%	3/15/27	500	535
[1]	Yonkers NY GO	5.000%	9/1/27	1,000	1,081
[1]	Yonkers NY GO	5.000%	10/15/27	1,600	1,733
[4]	Yonkers NY GO	5.000%	3/15/28	400	437
[1]	Yonkers NY GO	5.000%	9/1/28	750	826

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Yonkers NY GO	5.000%	10/15/28	1,000	1,104
[1]	Yonkers NY GO	5.000%	9/1/29	750	843
[1]	Yonkers NY GO	5.000%	10/15/29	1,785	2,011
[1]	Yonkers NY GO	5.000%	11/15/29	200	226
[4]	Yonkers NY GO	5.000%	9/1/30	4,365	4,501
[1]	Yonkers NY GO	5.000%	11/15/30	375	430
					4,011,859
North Carolina (0.7%)
	Appalachian State University Appropriations Revenue	5.000%	10/1/23	1,090	1,093
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/24	630	639
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/24	1,875	1,889
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/25	650	665
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/27	1,660	1,766
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/29	2,750	3,043
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/2/24	1,410	1,439
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	0.800%	10/31/25	4,000	3,675
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	3.450%	10/31/25	7,495	7,463
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	1.950%	11/1/29	7,335	6,547
[3]	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.600%	4.580%	1/15/48	2,500	2,501
[4]	Fayetteville State University Lease (Non-Terminable) Revenue (Student Housing Project)	5.000%	4/1/27	495	522
[4]	Fayetteville State University Lease (Non-Terminable) Revenue (Student Housing Project)	5.000%	4/1/28	520	557
[4]	Fayetteville State University Lease (Non-Terminable) Revenue (Student Housing Project)	5.000%	4/1/29	540	588
	Forsyth County NC GO	3.000%	5/1/29	2,535	2,516
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/25	375	381
	Inlivian Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	9,381	9,586
	Moore County NC Appropriations Revenue	5.000%	6/1/28	350	385
	New Hanover County NC Health, Hospital, Nursing Home Revenue, ETM	5.000%	10/1/23	1,190	1,193
	New Hanover County NC Health, Hospital, Nursing Home Revenue, ETM	5.000%	10/1/24	2,115	2,158
	North Carolina Appropriations Revenue	5.000%	5/1/26	7,600	8,012
	North Carolina Capital Facilities Finance Agency College & University Revenue	4.000%	5/1/24	145	145
	North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	5/1/26	275	285
	North Carolina Capital Facilities Finance Agency Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.800%	7/1/34	17,500	17,500
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/29	3,000	3,082

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	1.350%	7/1/29	1,835	1,581
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/47	3,095	3,071
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	7/1/47	5,630	5,614
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/50	6,345	6,294
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	6,975	6,865
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/53	7,975	8,576
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	1/1/54	6,450	6,900
[2]	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	1/1/54	10,460	11,239
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	800	800
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,885	1,894
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	3/1/24	220	219
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	200	200
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	920	920
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	2,135	2,176
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	255	251
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	3/1/25	130	128
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	205	205
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	2.300%	9/1/25	495	470
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,425	1,473
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	245	239
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	125	124
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	220	219
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	700	732
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/26	865	842
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,545	1,624
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	565	562
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	750	793
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/27	900	865
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	600	591
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,000	1,002

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,000	992
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn At Maryfield Project)	2.875%	10/1/26	300	281
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/26	1,145	1,193
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, ETM	5.000%	10/1/23	945	947
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/23	1,000	1,031
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/23	1,250	1,291
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/23	890	919
[4]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/24	1,270	1,277
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/25	1,250	1,274
	North Carolina Turnpike Authority Highway Revenue	0.000%	7/1/28	750	608
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/30	1,700	1,787
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/32	1,080	1,136
	North Carolina Turnpike Authority Highway Revenue BAN, ETM	5.000%	2/1/24	8,500	8,561
	Raleigh NC Combined Enterprise System Water Revenue	5.000%	9/1/25	550	572
	Raleigh NC Combined Enterprise System Water Revenue	5.000%	9/1/26	820	872
	Raleigh NC Combined Enterprise System Water Revenue	5.000%	9/1/27	560	609
	Raleigh NC Combined Enterprise System Water Revenue	5.000%	9/1/28	675	750
	Raleigh NC Combined Enterprise System Water Revenue	5.000%	9/1/29	1,000	1,134
	Union County NC Enterprise System Water Revenue	1.375%	6/1/30	4,235	3,577
[3]	University of North Carolina at Chapel Hill College & University Revenue, 67% of SOFR + 0.650%	4.201%	12/1/41	32,900	32,846
[3]	University of North Carolina at Chapel Hill College & University Revenue, 67% of SOFR + 0.650%	4.201%	12/1/41	6,000	5,990
	University of North Carolina at Charlotte College & University Revenue	5.000%	10/1/24	400	407
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/24	495	496
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/25	520	522
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/26	550	569

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/27	580	611
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/28	415	444
					214,795
North Dakota (0.1%)
	Cass County Joint Water Resource District GO	0.480%	5/1/24	4,000	3,858
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	80	80
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	75	75
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	105	106
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	135	137
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,250	1,279
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,000	2,062
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/38	475	474
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/46	1,130	1,112
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/47	850	844
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/53	8,550	8,490
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	1/1/53	3,980	4,102
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program)	5.750%	7/1/53	3,820	4,074
[3]	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program), SIFMA Municipal Swap Index Yield + 0.200%	4.180%	1/1/43	3,585	3,583
[4]	University of North Dakota COP	5.000%	6/1/24	825	835
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	1,765	1,704
	West Fargo ND GO	4.000%	5/1/25	350	354
	West Fargo ND GO	4.000%	5/1/26	500	511
	West Fargo ND GO	4.000%	5/1/27	425	435
					34,115
Ohio (2.6%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,605	1,609
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	650	653
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	325	331
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	200	204
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	250	259

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	500	515
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	425	438
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	375	395
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	625	650
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	650	698
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	700	764
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	700	776
Akron OH Income Tax Revenue	4.000%	12/1/24	350	353
Akron OH Income Tax Revenue	4.000%	12/1/24	365	368
Akron OH Income Tax Revenue	4.000%	12/1/25	400	407
Akron OH Income Tax Revenue	4.000%	12/1/25	470	478
Akron OH Income Tax Revenue	4.000%	12/1/26	620	637
Akron OH Income Tax Revenue	4.000%	12/1/26	935	960
Akron OH Income Tax Revenue	4.000%	12/1/27	815	837
Akron OH Income Tax Revenue	4.000%	12/1/28	2,380	2,491
Akron OH Income Tax Revenue	5.000%	12/1/30	505	534
Akron OH Income Tax Revenue	4.000%	12/1/32	1,000	1,039
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	9,010	9,010
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	550	552
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	15,770	16,000
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,165	1,188
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	25,070	25,842
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,000	2,074
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,530	2,672
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	4,000	4,304
Allen County OH Hospital Facilities Revenue Health, Hospital, Nursing Home Revenue PUT	5.000%	8/3/27	9,770	10,303
Allen County OH Hospital Facilities Revenue Health, Hospital, Nursing Home Revenue PUT	5.000%	6/4/30	30,065	32,599
American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/26	3,050	3,071
American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/28	14,100	14,196
American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/24	3,835	3,865
American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/25	7,020	7,191

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/30	100	102
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/27	400	425
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/28	400	432
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/29	500	549
	American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/24	370	373
	American Municipal Power Inc. Electric Power & Light Revenue PUT	1.000%	8/15/24	10,095	9,778
	Belmont County OH BAN GO	3.000%	8/17/23	2,000	1,999
	Blendon Township OH BAN GO	5.000%	11/16/23	1,475	1,479
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,210	2,219
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	2,640	2,672
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,715	1,807
	Bowling Green State University College & University Revenue	5.000%	6/1/24	325	329
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	2,500	2,622
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	2,520	2,670
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	6,090	6,541
[12]	Butler County OH GO	5.250%	12/1/26	2,000	2,078
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	2,020	2,035
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,000	1,008
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	3,615	3,674
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,190	1,220
	Butler County OH Health, Hospital, Nursing Home Revenue	3.300%	11/15/29	3,950	3,640
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,225	1,263
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	3,545	3,656
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	4,005	4,128
[1]	Celina City School District GO	4.000%	12/1/23	165	165
[1]	Celina City School District GO	5.000%	12/1/27	220	238
[1]	Celina City School District GO	5.000%	12/1/28	245	269
	Centerville OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	420	420
	Centerville OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	650	649
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,580	1,586

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	500	508
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	950	980
[4]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/23	405	407
[4]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/24	475	485
[4]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/25	200	208
[4]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/25	1,000	1,022
[4]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/26	2,255	2,309
[4]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/27	1,020	1,047
[4]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/31	100	103
	Cleveland OH GO	2.000%	12/1/23	375	372
	Cleveland OH GO	4.000%	12/1/24	300	303
	Cleveland OH GO	5.000%	12/1/24	1,000	1,023
	Cleveland OH GO	2.000%	12/1/25	300	289
	Cleveland OH GO	3.000%	12/1/26	680	681
	Cleveland OH GO	4.000%	12/1/26	800	824
	Cleveland OH GO	2.000%	12/1/27	460	435
	Cleveland OH GO	3.000%	12/1/27	1,480	1,486
	Cleveland OH GO	2.000%	12/1/28	615	575
	Cleveland OH Income Tax Revenue	4.000%	10/1/23	250	250
	Cleveland OH Income Tax Revenue	4.000%	10/1/23	200	200
	Cleveland OH Income Tax Revenue	5.000%	10/1/23	230	231
	Cleveland OH Income Tax Revenue	4.000%	10/1/24	300	303
	Cleveland OH Income Tax Revenue	4.000%	10/1/24	280	282
	Cleveland OH Income Tax Revenue	5.000%	10/1/24	200	204
	Cleveland OH Income Tax Revenue	5.000%	10/1/25	175	182
	Cleveland OH Income Tax Revenue	4.000%	10/1/26	225	231
	Cleveland OH Income Tax Revenue	4.000%	10/1/26	300	308
	Cleveland OH Income Tax Revenue	4.000%	10/1/26	150	154
	Cleveland OH Income Tax Revenue	4.000%	10/1/27	240	250
	Cleveland OH Income Tax Revenue	4.000%	10/1/28	400	421
	Cleveland State University College & University Revenue	5.000%	6/1/28	515	535
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/27	1,320	1,404
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/28	1,385	1,495
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/29	1,455	1,584
[6]	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue TOB VRDO	4.080%	8/3/23	3,750	3,750
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/25	150	154
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/27	125	133

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/28	155	168
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/29	175	192
[1]	Cloverleaf Local School District COP	3.000%	12/1/23	360	359
[1]	Cloverleaf Local School District COP	3.000%	12/1/25	230	229
[1]	Cloverleaf Local School District COP	4.000%	12/1/26	270	277
[1]	Cloverleaf Local School District COP	4.000%	12/1/27	250	259
[1]	Cloverleaf Local School District COP	4.000%	12/1/28	220	230
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	1.000%	8/1/25	235	223
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	4.000%	8/1/27	300	303
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	4.000%	8/1/29	250	255
	Columbus OH GO	5.000%	4/1/25	2,500	2,576
[6]	Columbus-Franklin County Finance Authority Tax Increment/ Allocation Revenue (Easton Project)	5.000%	6/1/28	7,685	7,692
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/24	475	477
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/25	250	257
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/26	540	565
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/27	1,095	1,166
	Coshocton County OH BAN GO	4.250%	4/6/24	3,530	3,529
	Cuyahoga Community College District College & University Revenue	4.000%	2/1/28	10	10
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/24	250	253
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/26	1,750	1,768
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/28	575	580
	Cuyahoga County OH General Fund Revenue	5.000%	12/1/26	3,435	3,649
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	5,655	5,689
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	4,000	4,059
	Cuyahoga County OH Sales Tax Revenue, Prere.	5.000%	12/1/23	1,000	1,006
	Cuyahoga County OH Sales Tax Revenue, Prere.	5.000%	12/1/23	535	538
[1]	Cuyahoga Falls City School District GO	4.000%	12/1/26	375	386
[1]	Cuyahoga Falls City School District GO	4.000%	12/1/27	675	704
[1]	Cuyahoga Falls City School District GO	4.000%	12/1/28	390	409
	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	4.750%	12/1/25	1,090	1,105
	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	4.000%	6/1/26	2,095	2,093
[6]	Cuyahoga OH COP TOB VRDO	4.080%	8/7/23	4,100	4,100
	Cuyahoga OH County Sales Tax Revenue (Ballpark Improvement Project)	4.000%	1/1/29	6,255	6,608
	Dayton Metro Library GO	4.000%	12/1/26	635	654
	Dublin OH GO	3.000%	12/1/23	1,025	1,023

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6,7]	East Alabama Health Care Authority Revenue TOB VRDO	3.730%	8/1/23	26,460	26,460
	Fairborn City School District GO	4.000%	12/1/25	200	204
	Fairborn City School District GO	4.000%	12/1/27	175	182
	Fairborn City School District GO	4.000%	12/1/28	180	189
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/25	250	259
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/26	250	264
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	400	400
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	405	404
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	200	208
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	420	418
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	970	962
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,015	1,002
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,065	1,046
[2]	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	2,055
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	1,585	1,590
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	2,500	2,526
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/26	500	507
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	18,080	19,349
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/27	600	614
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	800	800
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	1,500	1,500
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/24	1,355	1,357
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/32	2,075	2,051
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/25	3,435	3,571
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/31	3,000	3,055
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/32	3,000	3,050
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/26	7,090	7,544
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/27	5,000	5,435
	Hamilton OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	1,620	1,621
	Hamilton OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	830	830
[1]	Hillsdale Local School District COP	4.000%	12/1/24	625	630
[1]	Hillsdale Local School District COP	4.000%	12/1/25	1,150	1,169
[1]	Hillsdale Local School District COP	4.000%	12/1/26	1,755	1,799
[1]	Hillsdale Local School District COP	4.000%	12/1/27	1,845	1,908
	Kenton City School District GO	4.000%	11/1/24	190	192

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lake County OH Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/23	815	815
	Lake County OH Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/24	980	993
	Lake County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/25	1,090	1,121
	Lake County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/25	2,255	2,319
	Lakewood OH GO	4.500%	3/14/24	11,695	11,749
	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	11,485	11,657
	Lebanon City School District GO	2.000%	12/1/23	170	169
	Lebanon City School District GO	3.000%	12/1/25	170	170
[1]	Lorain OH GO	4.000%	12/1/24	250	252
[1]	Lorain OH GO	4.000%	12/1/26	350	359
[1]	Lorain OH GO	4.000%	12/1/27	350	362
[1]	Lorain OH GO	4.000%	12/1/28	280	292
[13]	Lucas-Plaza Housing Development Corp. Local or Guaranteed Housing Revenue, ETM	0.000%	6/1/24	19,430	18,870
	Mahoning County OH Sewer Revenue	2.000%	12/1/23	200	199
	Mahoning County OH Sewer Revenue	3.000%	12/1/26	125	125
	Mahoning County OH Sewer Revenue	3.000%	12/1/27	100	100
	Miami University OH College & University Revenue	5.000%	9/1/23	850	851
	Miami University OH College & University Revenue	5.000%	9/1/25	390	404
	Miami University OH College & University Revenue	5.000%	9/1/26	700	738
	Miami University OH College & University Revenue	5.000%	9/1/26	410	432
	Miami University OH College & University Revenue	5.000%	9/1/27	575	619
	Miami University OH College & University Revenue	5.000%	9/1/28	260	286
	Miami University OH College & University Revenue	5.000%	9/1/29	270	303
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/25	70	70
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	100	104
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	500	520
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	505	531
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	300	316
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	610	648
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	345	370
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	1,560	1,672
[1]	Midview Local School District COP	4.000%	11/1/25	700	707
[1]	Midview Local School District COP	4.000%	11/1/26	1,305	1,331
[1]	Midview Local School District COP	4.000%	11/1/27	500	515
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	180	180
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	160	162
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,100	1,112

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	400	412
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,735	3,814
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	750	785
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,880	5,044
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	675	718
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	5,000	5,232
	Montgomery County OH Health, Hospital, Nursing Home Revenue	1.750%	8/1/28	1,800	1,643
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	600	649
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	625	683
[6,7,10]	Montgomery OH Health, Hospital, Nursing Home Revenue TOB VRDO	3.680%	8/1/23	1,105	1,105
[1]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/23	100	100
[1]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/25	165	170
[1]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/27	200	212
[1]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/28	220	237
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	1,500	1,533
	Ohio Air Quality Development Authority Electric Power & Light Revenue	3.250%	9/1/29	5,245	4,942
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Duke Energy Corp. Project) PUT	4.000%	6/1/27	11,810	11,694
	Ohio Air Quality Development Authority Electric Power & Light Revenue PUT	1.375%	11/1/24	1,875	1,783
	Ohio Air Quality Development Authority Electric Power & Light Revenue PUT	4.000%	6/1/27	10,500	10,448
	Ohio Department of Administrative Services COP	5.000%	3/1/27	500	535
	Ohio GO	5.000%	9/15/28	7,470	8,274
	Ohio GO	5.000%	5/1/31	1,115	1,149
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	135	137
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,700	1,740
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/26	1,000	1,037
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	145	150
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/27	500	528
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	295	308
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	3,600	3,901
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	4,150	4,567
	Ohio Health, Hospital, Nursing Home Revenue PUT	5.000%	1/15/25	6,750	6,875
	Ohio Health, Hospital, Nursing Home Revenue VRDO	4.350%	8/1/23	38,525	38,525
	Ohio Health, Hospital, Nursing Home Revenue VRDO	4.500%	8/1/23	9,000	9,000
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/24	1,915	1,955
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/25	905	927

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/25	2,000	2,080
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/26	950	985
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/26	1,535	1,569
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/27	500	528
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/27	250	258
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/28	250	269
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/28	525	565
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/28	375	390
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/29	1,105	1,209
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/29	450	472
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/30	425	449
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/23	1,385	1,390
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/24	1,255	1,279
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/26	350	358
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/27	385	397
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/28	400	416
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/24	735	742
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/25	260	266
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	5.000%	12/1/26	100	103
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	5.000%	12/1/28	395	414
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project), ETM	5.000%	12/1/23	1,170	1,176
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project), ETM	5.000%	12/1/25	1,290	1,345
Ohio Higher Educational Facility Commission College & University Revenue PUT	1.625%	12/1/26	5,000	4,672
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	160	159
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	705	702

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	765	761
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	180	179
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	930	927
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/27	185	185
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/27	1,000	1,000
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	190	190
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	1,000	1,002
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	400	402
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	1,000	1,005
Ohio Hospital Health, Hospital, Nursing Home Revenue	5.000%	1/15/24	225	226
Ohio Housing Finance Agency Lease (Appropriation) Revenue	5.000%	4/1/25	750	773
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	3/1/52	1,895	1,824
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	3/1/52	6,895	7,092
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	3/1/53	3,950	4,185
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	2/1/24	16,495	16,568
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	6/1/24	20,500	20,661
Ohio Lease (Appropriation) Revenue	5.000%	2/1/26	1,510	1,579
Ohio Lease (Appropriation) Revenue	5.000%	4/1/26	2,110	2,173
Ohio Lease (Appropriation) Revenue	5.000%	10/1/26	3,895	4,130
Ohio Lease (Appropriation) Revenue	5.000%	2/1/27	1,325	1,415
Ohio Lease (Appropriation) Revenue	5.000%	2/1/27	3,210	3,428
Ohio Lease (Appropriation) Revenue (Building Funding Projects)	5.000%	10/1/23	1,550	1,554
Ohio Lease (Appropriation) Revenue (Building Funding Projects)	5.000%	10/1/24	1,550	1,582
Ohio Lease (Appropriation) Revenue (Building Funding Projects)	5.000%	10/1/25	1,090	1,132
Ohio Lease (Appropriation) Revenue (Improvement Fund Project)	5.000%	12/1/25	2,300	2,397
Ohio Lease Revenue	5.000%	4/1/25	815	840
Ohio Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.800%	9/1/23	5,500	5,500
Ohio Special Obligation Revenue	5.000%	10/1/23	1,260	1,263
Ohio State University College & University Revenue	5.000%	12/1/25	980	1,020
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/24	1,520	1,535
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/28	5,000	5,465
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/29	3,660	4,079
Ohio Water Development Authority Lease Revenue	5.250%	6/1/24	1,995	2,019
Ohio Water Development Authority Water Pollution Control Loan Fund	5.000%	12/1/30	3,105	3,337

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/24	1,500	1,522
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/26	9,495	10,031
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/26	9,425	10,069
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/27	4,360	4,706
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/27	4,565	4,982
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/28	2,345	2,587
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/28	4,180	4,661
	Princeton City School District GO	5.000%	12/1/23	1,350	1,357
	Princeton City School District GO	5.000%	12/1/25	815	834
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	500	502
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	525	534
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	630	650
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	575	603
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	500	534
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	2,840	2,929
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	1,255	1,281
[1]	Sharonville OH Special Obligation Revenue	4.000%	12/1/26	925	951
[1]	Sharonville OH Special Obligation Revenue	4.000%	12/1/27	970	1,009
[1]	Sharonville OH Special Obligation Revenue	4.000%	12/1/28	725	762
	South-Western City School District GO	5.000%	12/1/23	1,095	1,101
[4]	Toledo OH GO	5.000%	12/1/25	1,435	1,487
[4]	Toledo OH GO	5.000%	12/1/30	1,200	1,344
	Toledo OH Water System Water Revenue	5.000%	11/15/23	1,595	1,603
	Toledo-Lucas County Port Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	760	763
	Toledo-Lucas County Port Authority Local or Guaranteed Housing Revenue	5.000%	7/1/29	2,250	2,252
	University of Akron College & University Revenue	5.000%	1/1/24	955	961
	University of Akron College & University Revenue	5.000%	1/1/24	535	538
	University of Akron College & University Revenue	5.000%	1/1/26	480	491
	University of Akron College & University Revenue	4.000%	1/1/27	3,000	3,046
	University of Akron College & University Revenue	5.000%	1/1/29	6,120	6,239
	University of Akron College & University Revenue	5.000%	1/1/30	6,050	6,157
	University of Akron College & University Revenue, Prere.	5.000%	1/1/25	3,545	3,629
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	250	251
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	800	819
[1]	Wright State University College & University Revenue	5.000%	5/1/24	545	551

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Wright State University College & University Revenue	5.000%	5/1/26	515	538
[1]	Wright State University College & University Revenue	5.000%	5/1/27	545	580
[4]	Youngstown State University College & University Revenue	4.000%	12/15/27	1,620	1,675
[4]	Youngstown State University College & University Revenue	4.000%	12/15/28	1,250	1,302
					783,646
Oklahoma (0.4%)
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public School Project)	4.000%	6/1/26	3,500	3,572
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public School Project)	4.000%	6/1/27	9,000	9,286
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public School Project)	4.000%	6/1/28	2,200	2,294
	Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/24	1,000	1,006
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	5,040	5,043
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,030	1,034
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	5.000%	7/1/26	1,250	1,318
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	950	976
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,230	1,260
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	2,005	2,051
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/23	3,260	3,258
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/24	1,435	1,413
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/25	3,275	3,277
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/26	2,400	2,398
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/27	2,600	2,590
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/28	3,650	3,618
[4]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/24	1,250	1,257
[4]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/25	500	511
[4]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/26	3,750	3,901
[4]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/27	2,750	2,918

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Oklahoma State University College & University Revenue	5.000%	9/1/23	180	180
Oklahoma State University College & University Revenue	5.000%	9/1/24	190	194
Oklahoma State University College & University Revenue	5.000%	9/1/24	205	209
Pontotoc County Educational Facilities Authority Lease (Appropriation) Revenue (ADA Public School Project)	4.000%	9/1/26	200	203
Pontotoc County Educational Facilities Authority Lease (Appropriation) Revenue (ADA Public School Project)	4.000%	9/1/27	650	667
Pontotoc County Educational Facilities Authority Lease (Appropriation) Revenue (ADA Public School Project)	4.000%	9/1/29	275	285
Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/24	1,055	1,066
Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/25	1,090	1,121
Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/26	1,030	1,079
Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/27	1,000	1,068
Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/28	970	1,056
Tulsa County Independent School District No. 4 Bixby GO	4.000%	6/1/25	10,500	10,593
Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/24	1,000	1,008
Tulsa County Industrial Authority Lease (Appropriation) Revenue	4.000%	9/1/31	1,000	1,044
Tulsa County Industrial Authority Lease Revenue (Owasso Public School Project)	5.000%	9/1/23	530	531
Tulsa County Industrial Authority Sales Tax Revenue	4.000%	12/1/23	3,565	3,570
Tulsa County Industrial Authority Sales Tax Revenue	4.000%	12/1/24	3,710	3,738
Tulsa County Industrial Authority Sales Tax Revenue	4.000%	12/1/25	3,860	3,932
Tulsa County Industrial Authority Sales Tax Revenue	4.000%	12/1/31	1,500	1,526
Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/24	11,510	11,577
Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/25	11,610	11,792
University of Oklahoma College & University Revenue	4.000%	7/1/24	285	286
University of Oklahoma College & University Revenue	5.000%	7/1/25	290	299
University of Oklahoma College & University Revenue	5.000%	7/1/26	815	855
University of Oklahoma College & University Revenue	5.000%	7/1/27	435	465
University of Oklahoma College & University Revenue	3.400%	7/1/28	3,970	3,921
University of Oklahoma College & University Revenue	5.000%	7/1/28	500	524
University of Oklahoma College & University Revenue	5.000%	7/1/28	455	495

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Oklahoma College & University Revenue	3.750%	7/1/30	4,195	4,207
					120,472
Oregon (0.6%)
	Clackamas County School District No. 115 GO	0.000%	6/15/27	3,575	3,144
	Clackamas County School District No. 86 Canby GO	4.000%	6/15/26	775	795
	Clackamas County School District No. 86 Canby GO	5.000%	6/15/27	650	701
	Deschutes & Jefferson Counties School District No. 2J Redmond GO	0.000%	6/15/28	1,250	1,062
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	200	205
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	300	312
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	300	316
	Deschutes Public Library District GO	4.000%	6/1/27	1,450	1,510
	Forest Grove OR College & University Revenue	5.000%	5/1/26	335	342
	Forest Grove OR College & University Revenue	5.000%	5/1/28	1,255	1,307
	Hillsboro School District No. 1J GO	4.000%	6/15/25	575	584
	Hospital Facilities Authority of Multnomah County Oregon Health, Hospital, Nursing Home Revenue	0.950%	6/1/27	5,800	5,072
	Hospital Facilities Authority of Multnomah County Oregon Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/25	11,435	11,554
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/25	300	308
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/26	555	580
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/27	500	532
[6]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.700%	8/1/23	5,000	5,000
[6]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.100%	8/3/23	4,000	4,000
	Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow GO	5.000%	6/15/25	3,125	3,230
	Multnomah & Clackamas Counties School District No. 51JT Riverdale GO	0.000%	6/15/30	1,210	950
	Multnomah County School District No. 40 GO	0.000%	6/15/27	500	438
	Multnomah County School District No. 40 GO	0.000%	6/15/28	500	424
	Multnomah County School District No. 40 GO	0.000%	6/15/29	500	409
	Multnomah County School District No. 40 GO	0.000%	6/15/30	500	394
	Oregon GO	2.000%	8/1/25	2,545	2,464
	Oregon GO	5.000%	6/1/28	5,000	5,511
	Oregon GO	5.000%	5/1/29	2,000	2,056
	Oregon GO	5.000%	12/1/52	1,490	1,535
	Oregon GO	5.500%	12/1/53	4,005	4,281
	Oregon GO (Article XI-Q State Project)	5.000%	5/1/28	3,270	3,598
	Oregon GO (Article XI-Q State Project)	5.000%	5/1/29	2,710	3,045
	Oregon GO (Article XI-Q State Projects)	5.000%	5/1/26	755	797
	Oregon GO (Article XI-Q State Projects)	5.000%	5/1/27	1,000	1,077
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/44	265	264

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.500%	7/1/49	8,615	8,621
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.750%	1/1/50	2,910	2,927
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	3.500%	1/1/51	4,920	4,809
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/51	3,395	3,373
	Oregon State Business Development Commission Industrial Revenue (Intel Corporation Poject) PUT	2.400%	8/14/23	4,500	4,497
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	425	433
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	300	309
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	285	296
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/30	12,120	13,300
[6]	Oregon State Health & Science University Health, Hospital, Nursing Home Revenue TOB VRDO	4.100%	8/7/23	5,800	5,800
	Oregon State Lottery Revenue	5.000%	4/1/26	130	131
	Oregon State Lottery Revenue	5.000%	4/1/26	835	860
	Oregon State Lottery Revenue	5.000%	4/1/29	1,510	1,554
	Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/23	2,575	2,581
	Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/24	2,640	2,691
	Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/25	5,110	5,296
	Port of Morrow OR GO	4.000%	12/1/23	100	100
	Port of Morrow OR GO	4.000%	6/1/24	160	160
	Port of Morrow OR GO	4.000%	12/1/24	160	161
	Port of Morrow OR GO	4.000%	6/1/25	165	166
	Port of Morrow OR GO	4.000%	12/1/25	150	152
	Port of Morrow OR GO	4.000%	6/1/26	170	173
	Port of Morrow OR GO	4.000%	12/1/26	170	174
	Port of Morrow OR GO	4.000%	6/1/27	535	549
	Port of Morrow OR GO	4.000%	12/1/27	240	247
	Port of Morrow OR GO	4.000%	6/1/28	1,105	1,139
	Port of Morrow OR GO	4.000%	12/1/28	1,045	1,084
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/26	950	984
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/27	1,305	1,402
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/28	3,650	3,996
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/30	2,880	3,255
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/31	2,900	3,328
	Portland Community College District GO	5.000%	6/15/24	1,125	1,142
	Portland OR Sewer System Sewer Revenue	4.500%	5/1/30	2,975	3,081
	Portland OR Water System Water Revenue	5.000%	5/1/26	5,095	5,369
	Portland OR Water System Water Revenue	5.000%	5/1/27	5,165	5,564

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Portland OR Water System Water Revenue	4.000%	5/1/32	3,930	3,954
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/24	110	110
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/25	115	115
Salem-Keizer School District No. 24J GO	5.000%	6/15/25	1,025	1,059
Salem-Keizer School District No. 24J GO	5.000%	6/15/26	355	375
Salem-Keizer School District No. 24J GO	0.000%	6/15/27	5,000	4,403
Salem-Keizer School District No. 24J GO	5.000%	6/15/27	525	567
Seaside School District No. 10 GO	5.000%	6/15/31	1,000	1,071
Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	90	91
Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	100	102
Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	100	103
Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	150	155
Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	225	236
Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	250	264
Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	300	319
Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/28	1,130	1,245
Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/29	1,000	1,122
Washington County OR GO	5.000%	3/1/29	900	945
Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	1.750%	11/15/26	2,050	1,922
Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/26	1,200	1,142
Yamhill County School District No. 40 McMinnville GO	4.000%	6/15/32	1,000	1,018
				177,819
Pennsylvania (4.4%)
Adams County General Authority College & University Revenue	5.000%	8/15/25	1,405	1,443
Adams County General Authority College & University Revenue	5.000%	8/15/26	1,480	1,545
Adams County General Authority College & University Revenue	5.000%	8/15/27	225	239
Adams County General Authority College & University Revenue	5.000%	8/15/28	1,635	1,762
Allegheny County Higher Education Building Authority College & University Revenue	5.000%	3/1/25	580	594
Allegheny County Higher Education Building Authority College & University Revenue	5.000%	10/15/26	500	504
Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/27	530	540
Allegheny County Higher Education Building Authority College & University Revenue	5.000%	3/1/28	1,825	1,958
Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/28	800	819
Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/29	850	871
Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/30	900	923

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/33	2,120	2,141
[3]	Allegheny County Higher Education Building Authority College & University Revenue, 70% of SOFR + 0.290%	4.000%	2/1/33	3,765	3,659
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/23	2,175	2,181
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	5,010	5,051
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	9,500	9,713
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	6,145	6,318
[10]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	6.000%	7/1/26	100	107
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	9,415	9,852
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/26	2,335	2,455
[10]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	6.000%	7/1/27	625	688
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/27	1,960	2,096
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	4,000	4,403
[3]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.370%	4.350%	11/15/23	1,600	1,599
[3]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.420%	4.400%	11/15/24	1,000	995
[3]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.480%	4.460%	11/15/25	5,195	5,124
[3]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.580%	4.560%	11/15/26	2,000	1,956
[3]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.680%	11/15/47	90,910	88,816
	Allegheny County IDA Industrial Revenue	4.875%	11/1/24	2,125	2,140
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/26	850	897
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/26	200	211
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/28	400	440

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/28	375	412
[1]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/23	100	100
[1]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/24	265	267
[1]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/25	160	162
[1]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/26	655	669
[1]	Allegheny Valley Joint Sewage Authority Sewer Revenue	5.000%	8/1/27	680	732
[1]	Allegheny Valley Joint Sewage Authority Sewer Revenue	5.000%	8/1/28	715	785
[1]	Allegheny Valley Joint Sewage Authority Sewer Revenue	5.000%	8/1/29	600	672
[1]	Allentown City School District GO	5.000%	2/1/24	1,090	1,097
[1]	Allentown City School District GO	5.000%	2/1/25	955	977
[1]	Allentown City School District GO	3.000%	2/1/28	100	99
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/27	1,950	2,014
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/28	2,345	2,445
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/24	460	463
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/25	870	881
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/26	950	972
[6]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/27	9,295	9,475
[6]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/28	1,000	1,020
[6]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/28	7,635	7,788
[6]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.125%	5/1/32	3,690	3,757
[4]	Altoona PA Sewer GO	5.000%	12/1/24	150	153
[4]	Altoona PA Sewer GO	5.000%	12/1/25	250	260
[4]	Altoona PA Sewer GO	5.000%	12/1/26	250	266
[1]	Armstrong School District GO	3.000%	3/15/25	575	569
[1]	Armstrong School District GO	3.000%	3/15/26	875	864
[1]	Beaver County PA GO	5.000%	4/15/24	1,090	1,101
[1]	Beaver County PA GO	5.000%	4/15/25	1,435	1,479
	Bensalem Township School District GO	3.000%	6/1/24	500	498
	Bensalem Township School District GO	4.000%	6/1/25	430	435
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/24	1,205	943
	Bethel Park School District GO	5.000%	8/1/23	850	850
	Bethel Park School District GO	4.000%	8/1/31	2,500	2,566
[3]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.350%	3.908%	1/1/30	2,020	1,977

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.350%	3.908%	7/1/31	2,290	2,241
[3]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.350%	3.908%	1/1/32	1,985	1,943
	Bethlehem Area School District GO	5.000%	11/15/26	4,165	4,432
	Bethlehem Area School District GO	5.000%	11/15/27	3,400	3,697
	Bethlehem Area School District GO	5.000%	11/15/28	4,105	4,556
[4]	Bethlehem PA GO	5.000%	12/1/23	295	297
[4]	Bethlehem PA GO	5.000%	12/1/24	290	296
[4]	Bethlehem PA GO	5.000%	12/1/25	700	729
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/23	500	501
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/24	500	504
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/25	500	505
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/26	520	530
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/27	1,095	1,123
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/28	455	470
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/29	1,000	1,041
[1]	Bristol Township School District GO	3.000%	6/1/24	100	99
[1]	Bristol Township School District GO	5.000%	6/1/25	640	659
[1]	Bristol Township School District GO	4.000%	6/1/26	100	102
[1]	Bristol Township School District GO	5.000%	6/1/27	545	583
[1]	Bristol Township School District GO	4.000%	6/1/28	200	209
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/23	405	405
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/24	425	426
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/25	450	452
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/26	470	475
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/27	585	594
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/28	785	802
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/29	825	847
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/25	2,025	1,995
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/26	250	246
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/27	550	540
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/28	550	539

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/29	300	294
	Bucks County IDA Private School Revenue (George School Project)	5.000%	9/15/24	430	438
	Bucks County PA Middletown Township GO	5.000%	8/15/26	1,825	1,938
[6]	Bucks County Water and Sewer Authority Special Assessment Revenue TOB VRDO	4.100%	8/3/23	2,800	2,800
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,200	1,194
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,910	1,898
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,115	2,093
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,065	1,054
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	930	916
	Capital Region Water Revenue	5.000%	7/15/25	1,000	1,033
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,000	1,019
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,040	1,077
	Chambersburg Area School District GO	5.000%	3/1/25	1,220	1,222
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	330	327
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	680	689
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	345	337
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,285	1,322
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	180	173
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,800	1,884
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	1,670	1,782
	Chester County Health and Education Facilities Authority Miscellaneous Revenue	5.000%	11/1/25	1,000	1,014
	Chester County Health and Education Facilities Authority Miscellaneous Revenue	5.000%	11/1/26	1,010	1,029
[1]	Coatesville Area School District Building Authority Lease (Appropriation) Revenue	5.000%	12/1/23	400	400
[1]	Coatesville Area School District Building Authority Lease (Appropriation) Revenue	5.000%	12/1/24	430	430
[1]	Coatesville Area School District Building Authority Lease (Appropriation) Revenue	5.000%	12/1/25	390	390
[4]	Coatesville School District GO	5.000%	8/1/23	3,735	3,735
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/24	1,750	1,774
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/25	625	645
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/26	500	523

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/26	1,585	1,659
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	3,000	3,033
	Commonwealth of Pennsylvania COP	5.000%	7/1/24	300	304
	Commonwealth of Pennsylvania COP	5.000%	7/1/25	500	516
	Commonwealth of Pennsylvania GO	5.000%	7/15/24	32,945	33,494
[4]	Commonwealth of Pennsylvania GO	5.000%	9/15/25	12,350	12,858
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	125	132
	Commonwealth of Pennsylvania GO	4.000%	10/15/28	3,095	3,100
[4]	Commonwealth of Pennsylvania GO	4.000%	8/15/29	5,960	6,026
	Commonwealth of Pennsylvania GO	5.000%	10/1/29	25,000	28,264
	Commonwealth of Pennsylvania GO	4.000%	1/1/30	1,705	1,753
	Commonwealth of Pennsylvania GO	4.000%	6/15/30	3,000	3,022
	Commonwealth of Pennsylvania GO	4.000%	4/1/33	1,410	1,411
[4]	Cornell School District GO	4.000%	9/1/24	500	501
[6]	Dauphin County General Authority College & University Revenue	4.250%	10/15/26	1,255	1,214
[6]	Dauphin County General Authority College & University Revenue	5.000%	10/15/34	4,250	3,996
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health System Project)	5.000%	6/1/28	255	265
	Dauphin County PA GO	5.000%	11/15/25	3,350	3,498
	Dauphin County PA GO	5.000%	11/15/26	3,785	4,041
	Delaware County Authority College & University Revenue	5.000%	10/1/23	115	115
	Delaware County Authority College & University Revenue	5.000%	12/1/23	785	789
	Delaware County Authority College & University Revenue	5.000%	10/1/24	250	251
	Delaware County Authority College & University Revenue	5.000%	10/1/25	265	266
	Delaware River Port Authority Highway Revenue	5.000%	1/1/25	15,250	15,635
	Delaware River Port Authority Highway Revenue	5.000%	1/1/26	12,570	13,141
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/29	5,000	5,230
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	5.000%	3/1/29	1,270	1,396
[3]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.490%	4.041%	3/1/57	13,470	13,113
[3]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue, SIFMA Municipal Swap Index Yield + 0.400%	4.380%	3/1/57	15,495	15,302
[12]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/28	9,880	10,984
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	1,330	1,344
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	1,910	1,949
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	360	367
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	650	663
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	1,460	1,510
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	635	657

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	795	832
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	350	366
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/28	850	902
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/28	355	377
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	910	965
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	380	407
	Ephrata Area School District GO	4.000%	3/1/27	2,735	2,831
	Ephrata Area School District GO	4.000%	3/1/28	1,800	1,879
	Erie County Conventional Center Authority Revenue	5.000%	1/15/32	1,910	1,941
	Erie Higher Education Building Authority College & University Revenue	5.000%	5/1/28	355	364
[4]	Erie School District GO	5.000%	4/1/25	475	487
[4]	Erie School District GO	5.000%	4/1/26	575	599
[1,12]	Erie Sewer Authority Lease Revenue	0.000%	12/1/25	2,155	1,979
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/24	500	494
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/25	500	490
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/26	1,070	1,040
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/27	650	626
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/27	19,000	19,868
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/30	3,790	4,099
[4]	Harrisburg School District GO	5.000%	11/15/24	2,065	2,106
[4]	Harrisburg School District GO	5.000%	11/15/25	5,085	5,293
	Hempfield Township PA GO	4.000%	10/15/23	75	75
	Hempfield Township PA GO	4.000%	10/15/24	100	101
	Hempfield Township PA GO	4.000%	10/15/25	150	153
	Hempfield Township PA GO	4.000%	10/15/26	100	103
	Hempfield Township PA GO	4.000%	10/15/27	100	104
	Hempfield Township PA GO	4.000%	10/15/28	240	252
	Kennett Consolidated School District GO	4.000%	2/15/24	500	502
[1]	Kiski Area School District GO	5.000%	3/1/24	275	278
[1]	Kiski Area School District GO	5.000%	3/1/25	265	272
[1]	Kiski Area School District GO	5.000%	3/1/26	250	262
[1]	Kiski Area School District GO	5.000%	3/1/27	810	865
[1]	Kiski Area School District GO	5.000%	3/1/28	420	457
	Lackawanna County IDA College & University Revenue	5.000%	11/1/23	705	708
	Lackawanna County IDA College & University Revenue	5.000%	11/1/24	500	508
	Lackawanna County IDA College & University Revenue	5.000%	11/1/26	1,165	1,218
	Lackawanna County IDA College & University Revenue	5.000%	11/1/27	510	541
[1]	Lackawanna County PA GO	4.000%	3/15/24	310	311
[1]	Lackawanna County PA GO	4.000%	3/15/25	300	303
[1]	Lackawanna County PA GO	4.000%	3/15/26	400	407
[1]	Lackawanna County PA GO	4.000%	3/15/27	500	513

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	3.500%	3/1/25	480	465
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	520	548
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	1,090	1,049
	Lancaster County PA GO	4.000%	11/1/23	125	125
	Lancaster County PA GO	4.000%	11/1/24	255	257
	Lancaster County PA GO	4.000%	11/1/25	280	285
	Lancaster County PA GO	4.000%	11/1/26	325	334
	Lancaster County PA GO	4.000%	11/1/27	500	520
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/24	1,300	1,296
[1]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/23	150	150
[4]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/23	140	140
[1]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/24	230	234
[4]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/24	225	229
[1]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/25	300	310
[4]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/25	225	232
[1]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/26	820	862
[4]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/26	320	336
[1]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/27	685	731
[4]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/27	445	475
[1]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/28	615	668
[4]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/28	450	489
[4]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/29	500	552
[4]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/30	500	560
	Lancaster IDA College & University Revenue (P3 FMC Holdings, LLC Project)	5.000%	7/1/26	340	356
[4]	Lancaster PA GO	4.000%	11/1/26	2,410	2,472
[4]	Lancaster PA GO	4.000%	11/1/27	2,605	2,700
[4]	Lancaster PA GO	5.000%	11/1/27	1,290	1,348
[4]	Lancaster School District GO	4.000%	6/1/24	365	366
[4]	Lancaster School District GO	4.000%	6/1/25	320	324
[4]	Lancaster School District GO	5.000%	6/1/25	200	206
[4]	Lancaster School District GO	4.000%	6/1/26	430	440
[4]	Lancaster School District GO	5.000%	6/1/26	520	547
[4]	Lancaster School District GO	4.000%	6/1/27	500	519
[4]	Lancaster School District GO	5.000%	6/1/27	200	215
	Lansdale Borough PA GO	4.000%	10/1/23	300	300
	Lansdale Borough PA GO	4.000%	10/1/24	275	277
	Lansdale Borough PA GO	2.000%	10/1/25	650	621
	Lansdale Borough PA GO	2.000%	10/1/26	300	283
	Latrobe IDA College & University Revenue	5.000%	3/1/26	180	182
	Latrobe IDA College & University Revenue	5.000%	3/1/27	150	152

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Latrobe IDA College & University Revenue	5.000%	3/1/28	150	153
	Latrobe IDA College & University Revenue	5.000%	3/1/29	175	179
[4]	Lebanon County PA GO	4.000%	10/15/27	200	209
[4]	Lebanon County PA GO	4.000%	10/15/28	200	211
	Lehigh County General Purpose Authority Charter School Aid Revenue	4.000%	6/1/29	1,130	1,114
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/23	505	505
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/24	380	380
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/25	265	264
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/26	285	284
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/27	885	881
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/28	445	444
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,120	1,133
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	4,750	4,868
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,975	2,056
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,400	2,540
[4]	Luzerne County IDA Lease Revenue	5.000%	12/15/23	1,000	1,005
[4]	Luzerne County IDA Lease Revenue	5.000%	12/15/24	1,330	1,357
[4]	Luzerne County PA GO	5.000%	12/15/23	750	754
[4]	Luzerne County PA GO	5.000%	12/15/23	750	754
[4]	Luzerne County PA GO	5.000%	12/15/24	1,500	1,532
[4]	Luzerne County PA GO	5.000%	12/15/24	1,000	1,021
[4]	Luzerne County PA GO	5.000%	11/15/29	4,000	4,120
	Lycoming County Authority College & University Revenue (Aicup Financing Program)	4.000%	11/1/25	520	523
	Lycoming County Authority College & University Revenue (Aicup Financing Program)	4.000%	11/1/26	540	547
	Manheim Township School District GO	4.000%	2/1/26	1,275	1,301
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	360	370
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	805	857
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,600	1,720
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/28	565	611
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	1,640	1,792
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	440	481
	Montgomery County Higher Education and Health Authority College & University Revenue	5.000%	4/1/26	1,655	1,674
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	1,860	1,861
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	2,130	2,156

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	315	326
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	475	499
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	750	799
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/30	750	821
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	1,540	1,647
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	1,285	1,371
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/23	350	350
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/24	375	380
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/25	1,305	1,338
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/26	1,460	1,519
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/28	1,500	1,606
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/31	3,390	3,670
[4,6]	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.080%	8/3/23	3,985	3,985
	Montgomery County IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	785	771
	Montgomery County IDA Industrial Revenue	4.100%	6/1/29	7,130	7,278
	Montgomery County IDA Industrial Revenue PUT	4.100%	4/3/28	12,295	12,504
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,000	1,009
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,000	1,014
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, ETM	5.000%	1/15/25	1,000	1,025
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	4.000%	1/15/25	315	318
[1]	New Kensington-Arnold School District GO	5.000%	5/15/25	2,230	2,291
[1]	New Kensington-Arnold School District GO	5.000%	5/15/26	1,015	1,063
	North Penn Water Authority Water Revenue	4.000%	11/1/25	200	204
	North Penn Water Authority Water Revenue	4.000%	11/1/26	150	155

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Penn Water Authority Water Revenue	4.000%	11/1/27	500	522
	North Penn Water Authority Water Revenue	4.000%	11/1/28	440	464
[3]	North Penn Water Authority Water Revenue, SIFMA Municipal Swap Index Yield + 0.460%	4.440%	11/1/23	905	905
[3]	North Penn Water Authority Water Revenue, SIFMA Municipal Swap Index Yield + 0.560%	4.540%	11/1/24	630	630
[4]	North Pocono School District GO	4.000%	9/15/28	1,580	1,664
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	2,185	2,186
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/24	530	532
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/25	510	514
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/28	480	491
[1]	Northeastern School District/York County GO	2.000%	9/1/23	165	165
[1]	Northeastern School District/York County GO	1.000%	9/1/24	100	96
	Northern York County School District GO	4.000%	11/15/26	1,880	1,931
	Northern York County School District GO	4.000%	11/15/28	820	859
	Norwin School District GO	5.000%	4/1/24	305	308
	Norwin School District GO	5.000%	4/1/26	1,305	1,368
	Norwin School District GO	5.000%	4/1/27	2,420	2,591
[4]	Octorara Area School District GO	4.000%	4/1/24	375	376
[4]	Octorara Area School District GO	4.000%	4/1/26	750	767
	Penn Delco School District GO	4.000%	6/1/25	180	182
	Penn Delco School District GO	4.000%	6/1/26	150	154
	Penn Delco School District GO	4.000%	6/1/27	200	207
	Penn Delco School District GO	4.000%	6/1/28	445	465
	Penn Delco School District GO	4.000%	6/1/29	350	368
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/23	365	365
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	5,120	5,139
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	300	303
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/24	440	443
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	7,535	7,677
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	400	410
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	350	359
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	275	282
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/25	515	521

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	1,125	1,172
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/26	505	516
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	300	318
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	325	345
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/27	610	652
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	2,405	2,576
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	435	468
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/28	760	826
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	500	549
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	500	549
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	485	538
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	8,000	8,934
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/31	2,325	2,635
[3]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.420%	4.400%	11/15/24	1,370	1,371
[3]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.480%	4.460%	11/15/25	1,755	1,740
[3]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.580%	4.560%	11/15/26	1,825	1,798
[3]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.680%	11/15/47	27,410	26,934
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Project) PUT	0.950%	12/1/26	13,655	12,277
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/24	175	177
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/24	1,430	1,445

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/24	1,535	1,556
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/24	250	253
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/25	175	179
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/25	1,625	1,675
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/25	960	986
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/26	550	573
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/26	1,010	1,049
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/26	4,270	4,482
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/27	600	636
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/27	710	739
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/28	1,000	1,023
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/33	1,250	1,300
	Pennsylvania Higher Educational Facilities Authority College & University Revenue (AICUP Financing Program) PUT	3.500%	4/30/24	1,750	1,738
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	3,000	3,002
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	2,100	2,101
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	2,165	2,200
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,320	2,399
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	2,125	2,238
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	850	912
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	2,030	2,215
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	1,000	1,108
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	0.450%	10/1/23	160	159
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/23	200	200
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/24	115	116
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/24	215	219
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/24	130	132

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/25	1,000	1,025
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/25	105	108
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	200	206
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	250	258
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	110	114
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	185	192
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	125	130
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	1,120	1,162
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	400	419
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	250	262
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	150	157
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/27	1,000	1,058
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/27	125	132
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	10/1/27	400	391
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/27	325	345
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/27	250	267
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/27	115	123
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/28	500	534
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/28	1,375	1,480
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/28	250	269
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	2,910	3,153
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	260	282
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/29	325	355
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/46	915	906
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/48	5,780	5,737
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/49	1,470	1,448
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/49	3,450	3,348
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/50	3,335	3,219
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/51	1,880	1,824
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/51	21,033	20,056

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/52	4,810	4,583
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	10/1/52	9,355	9,374
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/52	7,000	7,221
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/53	14,695	15,602
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	10/1/53	5,000	5,332
Pennsylvania State University College & University Revenue	5.000%	9/1/28	1,200	1,267
Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/27	1,000	1,081
Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/28	1,100	1,213
Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/29	100	107
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	515	518
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	650	653
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	3,280	3,319
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	2,000	2,024
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	550	557
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/24	250	255
Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/24	895	901
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	1,555	1,599
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	3,955	4,067
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	3,500	3,612
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	750	778
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	1,250	1,314
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	1,215	1,271
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	4,475	4,681
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/26	650	667
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	1,010	1,066
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	500	531
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	750	781
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	325	349
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	220	238
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	2,000	2,074

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	2,165	2,346
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	500	542
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	775	840
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	1,000	1,076
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	375	404
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	550	574
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	500	553
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	750	822
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	16,095	16,885
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/29	1,000	1,115
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	1,025	1,104
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	3,250	3,676
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/31	1,000	1,069
[3]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.600%	4.580%	12/1/23	27,025	27,025
[3]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.680%	12/1/23	11,750	11,751
	Pequea Valley School District GO	3.000%	5/15/24	115	114
	Pequea Valley School District GO	4.000%	5/15/27	185	191
	Pequea Valley School District GO	4.000%	5/15/28	150	157
	Peters Township School District Washington County GO	4.000%	9/15/23	190	190
	Peters Township School District Washington County GO	5.000%	1/15/24	125	126
	Peters Township School District Washington County GO	5.000%	9/15/24	150	153
	Peters Township School District Washington County GO	5.000%	1/15/25	200	205
	Peters Township School District Washington County GO	5.000%	9/15/25	250	259
	Peters Township School District Washington County GO	5.000%	1/15/26	275	287
	Peters Township School District Washington County GO	5.000%	9/15/26	185	195
	Peters Township School District Washington County GO	5.000%	1/15/27	275	293
	Peters Township School District Washington County GO	5.000%	9/15/27	625	674
[6]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/24	170	171
[6]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/25	170	172
[6]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/26	810	826
[6]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/27	335	344

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	4.000%	6/15/29	360	342
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/24	1,045	1,048
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/25	1,845	1,895
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/26	2,385	2,481
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/27	2,500	2,637
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	175	184
	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue	5.000%	12/1/23	5,415	5,441
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	2/15/24	2,960	2,983
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	2/15/25	3,165	3,242
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	10/1/25	10,300	10,642
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	10/1/26	5,280	5,558
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	10/1/27	4,675	5,017
[2]	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/28	500	548
[2]	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/29	500	556
[2]	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/30	600	677
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/23	1,015	1,015
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/24	915	929
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/25	1,095	1,127
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/25	2,250	2,323
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/26	1,300	1,363
[4]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/26	600	631
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/28	230	238
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/29	1,100	1,130
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/33	1,645	1,683
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	9,605	9,661
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	840	868

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,000	1,033
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/24	400	405
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/25	555	569
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/26	390	405
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/27	310	325
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/28	320	338
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/29	340	362
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/30	500	537
[4]	Philadelphia IDA Intergovernmental Agreement Revenue	5.000%	12/1/25	800	833
[4]	Philadelphia Municipal Authority Lease (Non-Terminable) Revenue	5.000%	1/15/24	1,400	1,410
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/24	650	659
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/25	770	793
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/26	960	1,010
	Philadelphia PA GO	5.000%	8/1/25	8,150	8,423
	Philadelphia PA GO	5.000%	5/1/26	2,860	3,000
	Philadelphia PA GO	5.000%	8/1/26	5,000	5,150
	Philadelphia PA GO	5.000%	8/1/26	5,055	5,330
	Philadelphia PA GO	5.000%	8/1/28	250	258
	Philadelphia PA GO	5.000%	8/1/29	250	267
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/23	5,305	5,318
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/23	425	427
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/23	1,020	1,024
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/24	1,425	1,455
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/25	1,425	1,482
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/25	3,790	3,941
	Philadelphia School District GO	5.000%	9/1/23	6,450	6,456
	Philadelphia School District GO	5.000%	9/1/23	6,260	6,266
	Philadelphia School District GO	5.000%	9/1/23	2,820	2,822
	Philadelphia School District GO	5.000%	9/1/24	1,285	1,303
	Philadelphia School District GO	5.000%	9/1/24	310	314
	Philadelphia School District GO	5.000%	9/1/24	1,000	1,014
	Philadelphia School District GO	5.000%	9/1/25	1,040	1,071
	Philadelphia School District GO	5.000%	9/1/25	2,015	2,076
	Philadelphia School District GO	5.000%	9/1/25	1,825	1,880
	Philadelphia School District GO	5.000%	9/1/26	2,690	2,813
	Philadelphia School District GO	5.000%	9/1/26	1,500	1,568
[4,14]	Philadelphia School District GO	5.000%	6/1/27	1,465	1,558
	Philadelphia School District GO	5.000%	9/1/27	4,105	4,363
	Philadelphia School District GO	5.000%	9/1/27	2,500	2,657
	Philadelphia School District GO	5.000%	9/1/28	2,253	2,358

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia School District GO	5.000%	9/1/28	1,305	1,409
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	4.000%	2/1/24	1,700	1,704
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	4.000%	2/1/24	900	902
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	4.000%	2/1/25	1,910	1,921
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	4.000%	2/1/25	2,680	2,695
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	4.000%	2/1/26	5,025	5,109
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/28	1,045	1,126
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/29	685	751
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	5.000%	2/1/26	2,000	2,083
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	5.000%	2/1/27	4,050	4,301
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	5.000%	2/1/28	2,595	2,811
	Pittsburgh and Allegheny County Sports & Exhibition Authority Parking Auto Parking Revenue	5.000%	12/15/23	500	502
	Pittsburgh and Allegheny County Sports & Exhibition Authority Parking Auto Parking Revenue	5.000%	12/15/24	500	509
	Pittsburgh PA GO	5.000%	9/1/24	520	529
[4]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/23	290	290
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/23	15,225	15,239
[4]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/24	140	141
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/24	17,180	17,450
[4]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/25	275	280
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/25	690	715
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/26	650	687
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/28	720	794
[3,4,6]	Pittsburgh Water & Sewer Authority Water Revenue, 70% of SOFR + 0.800%	4.510%	9/1/40	18,500	18,501
[4,6]	Pittsburgh Water and Sewer Authority Water Revenue TOB VRDO	4.720%	8/1/23	9,400	9,400
[1]	Plum Boro School District GO	3.300%	9/15/29	100	100
[4]	Pocono Mountain School District GO	4.000%	9/1/23	2,650	2,651
	Quakertown Community School District GO	4.000%	8/1/25	2,655	2,694
[4]	Reading School District GO	5.000%	3/1/24	665	670
	School District of Philadelphia GO	5.000%	9/1/28	275	297
	Scranton PA School District GO	5.000%	12/1/26	1,050	1,101

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Scranton PA School District GO	5.000%	12/1/30	1,640	1,819
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/23	250	251
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/24	300	305
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/25	315	324
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/26	930	963
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/27	995	1,034
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/28	785	817
[4]	Shenandoah Valley School District GO	4.000%	8/1/27	885	919
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/27	45	46
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/24	105	106
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/25	165	168
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/26	160	166
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/27	300	315
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/28	215	229
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/29	250	271
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	2,795	2,828
[3]	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.600%	4.580%	6/1/49	3,620	3,613
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/24	500	506
[1]	Spring Cove School District GO	3.000%	11/15/26	1,545	1,539
	St. Mary Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	500	502
	St. Mary Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,950	1,990
[1]	State Public School Building Authority College & University Revenue	5.000%	3/1/24	300	303
[1]	State Public School Building Authority College & University Revenue	5.000%	7/15/24	190	193
[1]	State Public School Building Authority College & University Revenue	5.000%	3/1/25	400	409
[1]	State Public School Building Authority College & University Revenue	5.000%	7/15/25	450	461
[1]	State Public School Building Authority College & University Revenue	5.000%	3/1/26	1,000	1,039
[1]	State Public School Building Authority College & University Revenue	5.000%	7/15/26	735	765
[1]	State Public School Building Authority College & University Revenue	5.000%	3/1/27	715	756
[1]	State Public School Building Authority College & University Revenue	5.000%	7/15/27	1,200	1,269
[1]	State Public School Building Authority College & University Revenue	5.000%	3/1/28	750	807

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	State Public School Building Authority College & University Revenue	5.000%	7/15/28	2,035	2,190
[1]	State Public School Building Authority Lease (Appropriation) Revenue	5.000%	10/1/25	1,000	1,034
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/25	2,500	2,576
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/29	385	403
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/30	17,870	18,777
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/31	250	262
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	1,105	1,157
	Twin Valley School District GO	3.000%	4/1/27	1,000	995
	Twin Valley School District GO	3.000%	4/1/29	500	496
	Unionville-Chadds Ford School District GO	4.000%	6/1/31	4,400	4,540
[1]	University Area Joint Authority Sewer Revenue	5.000%	11/1/23	1,110	1,114
[1]	University Area Joint Authority Sewer Revenue	5.000%	11/1/24	745	760
[1]	University Area Joint Authority Sewer Revenue	5.000%	11/1/25	1,070	1,113
[1]	University Area Joint Authority Sewer Revenue	5.000%	11/1/26	1,005	1,042
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	4.000%	4/15/26	20,000	20,457
[3]	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue, SIFMA Municipal Swap Index Yield + 0.360%	4.340%	2/15/24	42,285	42,286
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/24	435	432
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/27	675	649
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/28	705	668
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/24	375	374
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/25	465	461
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/26	280	277
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/27	1,870	1,917
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/28	300	310
[10]	Westmoreland County Municipal Authority Multiple Utility Revenue	0.000%	8/15/23	5,020	5,013
[1]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/27	1,280	1,315
[1]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/28	130	134
	Westmoreland County PA GO	5.000%	8/15/28	890	974
[1]	Williamsport Sanitary Authority Sewer Revenue	5.000%	1/1/28	1,095	1,192
[1]	Woodland Hills School District GO	4.000%	9/1/26	600	615
[1]	Woodland Hills School District GO	4.000%	9/1/27	630	653
	York County IDA Industrial Revenue PUT	4.100%	4/3/28	4,020	4,020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	York County School of Technology Authority Lease Revenue	5.000%	2/15/24	1,295	1,305
[1]	York County School of Technology Authority Lease Revenue	5.000%	2/15/25	1,350	1,384
					1,352,338
Puerto Rico (1.4%)
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	11,835	11,365
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	84,280	86,205
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	88,992	93,521
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	66,728	71,299
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	11,010	11,998
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	6,395	6,496
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	2,860	2,905
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	1,225	1,244
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	3,000	3,047
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/28	5,620	5,785
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	2,710	2,797
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	1,015	1,047
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	16,130	16,672
[4]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/24	300	302
[10]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/24	470	470
[10]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/24	2,150	2,151
[10]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.250%	7/1/25	360	356
	Puerto Rico Highway & Transportation Authority Highway Revenue	0.000%	7/1/32	1,389	884
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/26	12,355	12,966
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/27	3,200	3,411
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Public Housing Project)	5.000%	12/1/23	4,915	4,931
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Public Housing Project)	5.000%	12/1/24	4,200	4,278
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Public Housing Project)	5.000%	12/1/25	8,630	8,914
	Puerto Rico Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	3/1/26	1,415	1,470
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	410	435

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	225	242
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	8,974	8,655
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	40,313	34,408
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	20,000	15,616
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	1,118	797
					414,667
Rhode Island (0.3%)
[4]	Providence Public Building Authority Lease (Appropriation) Revenue	4.000%	9/15/24	500	503
[4]	Providence Public Building Authority Lease (Appropriation) Revenue	5.000%	9/15/25	500	514
	Providence RI GO	5.000%	1/15/24	135	136
	Providence RI GO	5.000%	1/15/25	250	255
	Providence RI GO	5.000%	1/15/26	250	259
	Rhode Island Commerce Corp. Appropriations Revenue	5.000%	5/15/27	5,620	6,014
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/25	8,810	9,076
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/23	640	641
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/23	300	301
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/23	415	416
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/24	375	382
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/24	670	682
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/25	395	409
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/25	425	440
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/25	450	466
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/26	150	159
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/27	150	162
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/27	490	529
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/28	145	159
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/28	350	384
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/29	365	407
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	2,800	2,800
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,925	1,968

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	1,380	1,411
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	2,670	2,727
[1]	Rhode Island Health and Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/26	630	662
[1]	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	5.000%	5/15/28	1,500	1,637
[4]	Rhode Island Health and Educational Building Corp. Lease Revenue	5.000%	5/15/25	200	207
[4]	Rhode Island Health and Educational Building Corp. Lease Revenue	5.000%	5/15/26	200	210
[13]	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue PUT	4.000%	10/1/26	4,000	4,001
	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	4.000%	10/1/48	6,890	6,834
	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	4/1/49	7,800	7,532
	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.750%	10/1/49	6,340	6,245
	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/51	5,040	4,831
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	1.200%	10/1/25	325	308
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	1.450%	10/1/26	300	277
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	1.625%	10/1/27	600	551
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/50	8,310	8,010
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.500%	10/1/50	2,710	2,651
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/24	150	153
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/25	200	207
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/26	250	265
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/27	245	265
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/25	14,020	14,270
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/26	500	510
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,500	1,531
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/35	1,500	1,521
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	315	321
					94,199
South Carolina (1.5%)
	Beaufort County School District GO	5.000%	3/1/28	5,330	5,834

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue	5.000%	12/1/25	1,380	1,387
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	5.000%	12/1/26	9,750	9,804
	Florence County SC Health, Hospital, Nursing Home Revenue (McLeod Regional Medical Center Project)	5.000%	11/1/27	865	885
[6]	Green Ville Health System Health, Hospital, Nursing Home Revenue TOB VRDO	4.180%	8/3/23	655	655
	Greenville County SC Miscellaneous Revenue	4.000%	4/1/24	500	503
	Greenville County SC Miscellaneous Revenue	5.000%	4/1/27	200	214
	Greenville County SC Miscellaneous Revenue	5.000%	4/1/30	325	368
	Greenville Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	10/1/25	7,680	7,830
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/23	1,585	1,585
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	2,080	2,110
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	2,185	2,251
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,865	1,952
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	3,915	4,165
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	4,110	4,423
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	820	882
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	4,315	4,697
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	830	903
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	4,530	4,983
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	840	925
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,925	1,931
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	710	723
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	720	743
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	1,195	1,233
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	4.000%	2/1/24	73,385	73,447
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/24	8,400	8,449
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/25	1,245	1,272
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/25	1,490	1,522
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/28	1,810	1,847
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/24	765	766
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/25	1,175	1,184
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/26	1,000	1,009

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/27	1,555	1,577
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/28	3,200	3,266
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/28	7,695	8,103
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/28	5,495	5,866
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/29	3,825	3,916
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/29	8,240	8,644
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/24	1,000	1,006
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/24	135	136
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/25	165	168
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/26	310	322
	SCAGO Educational Facilities Corp. for Pickens School District Intergovernmental Agreement Revenue	5.000%	12/1/26	3,145	3,238
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,000	1,010
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,850	1,892
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	960	996
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	3,185	3,301
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	470	496
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	820	884
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	400	433
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/28	5,115	5,115
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/24	1,825	1,836
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Woodlands at Furman Project)	5.000%	11/15/26	290	292
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	28,940	29,723
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/1/23	1,500	1,500
[6,7]	South Carolina Jobs-Economic Development Authority Revenue TOB VRDO	4.650%	8/1/23	11,100	11,100

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/23	375	376
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/23	500	502
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/23	15	15
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/24	185	188
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/24	20	20
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/25	250	258
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/25	150	155
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	335	351
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	310	325
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	300	314
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	175	183
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/27	1,000	1,062
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/27	600	637
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/27	595	632
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/27	900	956
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/28	595	639
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/28	1,000	1,074
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/28	600	644
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/29	475	516
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/29	10,000	10,861
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/29	975	1,059
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/29	3,345	3,633
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/30	14,005	15,396
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/30	1,550	1,704
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/30	4,000	4,397
[1,6]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	4.100%	8/3/23	3,820	3,820
[1,6]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	4.100%	8/3/23	4,505	4,505
[4,6]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	4.100%	8/3/23	12,000	12,000
	South Carolina Public Service Authority Electric Power & Light Revenue, ETM	5.000%	12/1/23	105	106
	South Carolina Public Service Authority Electric Power & Light Revenue, ETM	5.000%	12/1/23	45	45

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina Public Service Authority Electric Power & Light Revenue, ETM	5.000%	12/1/24	115	118
	South Carolina Public Service Authority Electric Power & Light Revenue, ETM	5.000%	12/1/24	50	51
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/25	2,820	2,870
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/27	910	923
	South Carolina Public Service Authority Miscellaneous Revenue	3.000%	12/1/29	275	261
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/23	520	522
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/24	600	611
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/24	10,230	10,413
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/25	10,910	11,194
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/26	2,235	2,293
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/26	570	593
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/27	475	493
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/28	175	181
	South Carolina Public Service Authority Nuclear Revenue, ETM	5.000%	12/1/23	3,615	3,634
[13]	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/47	2,620	2,601
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	4.500%	7/1/48	4,030	4,036
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.750%	1/1/50	11,030	10,855
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.000%	1/1/52	3,675	3,529
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.250%	1/1/52	4,845	4,705
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/52	6,920	7,172
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	5.750%	1/1/54	4,500	4,879
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	10/1/25	5,320	5,407
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/25	16,225	16,870
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	3.100%	10/1/26	10,065	9,919
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/26	16,790	17,824
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	3.000%	10/1/27	3,600	3,549
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	500	505

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	370	373
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	500	513
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	580	591
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	1,015	1,062
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	285	295
[4]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	725	773
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	200	210
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	2,450	2,616
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	1,780	1,927
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/30	2,185	2,391
	University of South Carolina College & University Revenue	5.000%	5/1/24	750	759
	University of South Carolina College & University Revenue	5.000%	5/1/25	750	773
					449,966
South Dakota (0.2%)
	South Dakota Board of Regents Housing & Auxiliary Facilities System Local or Guaranteed Housing Revenue	5.000%	4/1/24	1,120	1,132
	South Dakota Board of Regents Housing & Auxiliary Facilities System Local or Guaranteed Housing Revenue	5.000%	4/1/25	1,000	1,026
	South Dakota Board of Regents Housing & Auxiliary Facilities System Local or Guaranteed Housing Revenue	5.000%	4/1/30	2,000	2,132
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	750	751
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	190	190
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,000	1,015
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	200	202
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	500	514
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	480	492
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	170	176
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	720	748
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	750	792

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,000	1,015
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	4,805	4,839
	South Dakota Health & Educational Facilities Authority Revenue (Sanford Health Project)	4.000%	11/1/34	8,000	8,005
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	11/1/47	3,585	3,560
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	5/1/51	1,225	1,197
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	11/1/51	14,780	14,243
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	11/1/51	1,875	1,801
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	11/1/52	2,190	2,099
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	5/1/53	7,175	7,381
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	5/1/54	3,025	3,257
					56,567
Tennessee (1.5%)
	Blount County Tennessee Public Building Authority Miscellaneous Revenue VRDO	4.050%	8/3/23	11,048	11,048
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,000	1,021
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	570	577
	Dyer County TN GO	3.000%	6/1/27	1,400	1,378
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	950	957
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,050	1,087
	Jackson TN Health, Hospital, Nursing Home Revenue, ETM	5.000%	4/1/24	50	51
	Jackson TN Health, Hospital, Nursing Home Revenue, ETM	5.000%	4/1/26	50	52
	Johnson City Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	860	870
	Johnson City Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,005	1,030
[7]	Johnson City Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue VRDO	4.020%	8/3/23	3,335	3,335
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	1,370	1,371
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	1,250	1,259
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	1,670	1,703

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,835	1,894
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,400	1,454
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,000	1,039
Knoxville TN Gas System Natural Gas Revenue	5.000%	3/1/27	3,130	3,354
Memphis City Health Educational and Housing Facility Board Local or Guaranteed Housing Revenue	3.400%	12/1/23	2,500	2,490
Memphis City Health Educational and Housing Facility Board Local or Guaranteed Housing Revenue PUT	5.000%	7/1/26	8,525	8,750
Memphis TN GO	5.000%	5/1/26	5,130	5,399
Memphis-Shelby County Industrial Development Board Intergovernmental Agreement Revenue	5.000%	11/1/27	1,060	1,125
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	3.000%	10/1/24	220	215
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/29	300	308
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/24	170	168
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/25	175	173
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/26	300	295
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/27	195	192
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/28	195	191
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (BEN Allen Ridge Apartments Project) PUT	3.850%	2/1/26	1,500	1,499
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	13,280	13,498
Metropolitan Government of Nashville & Davidson County TN	4.000%	1/1/28	12,915	13,531
Metropolitan Government of Nashville & Davidson County TN	4.000%	1/1/29	13,430	14,244
Metropolitan Government of Nashville & Davidson County TN	4.000%	1/1/29	5,865	6,221
Metropolitan Government of Nashville & Davidson County TN	4.000%	1/1/30	12,195	13,092

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/25	23,395	24,226
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/25	1,500	1,553
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/28	10,000	10,911
	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue CP	3.500%	8/3/23	6,000	6,000
	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue CP	3.700%	8/16/23	10,000	9,999
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	1,000	1,031
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	850	894
	Montgomery County TN GO	4.000%	4/1/25	500	500
[5]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/27	1,375	1,236
[5]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/28	1,400	1,259
	Sevier County TN Public Building Authority Miscellaneous Revenue VRDO	4.050%	8/3/23	12,500	12,500
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/23	320	320
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/24	350	350
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/24	500	500
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/25	500	501
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/25	600	602
	Tennergy Corp. Natural Gas Revenue	5.250%	12/1/25	560	570
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/26	550	553
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/26	1,140	1,146
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/27	2,810	2,820
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/27	2,240	2,240
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/28	2,925	2,914
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/28	2,375	2,353
	Tennergy Corp. Natural Gas Revenue PUT	5.500%	12/1/30	14,500	15,380
[4]	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	10/1/24	69,335	70,148
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/28	64,950	64,208
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/23	2,840	2,842
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/23	125	125
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/24	6,595	6,665
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/24	125	126
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/25	175	178
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	400	408
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/26	200	205
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	4,930	4,959
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/27	1,000	1,032
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/28	2,185	2,271

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/28	42,500	43,780
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	5,695	5,664
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	2.600%	7/1/28	1,045	987
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	7/1/39	175	174
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	1/1/42	1,535	1,523
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	1/1/45	455	453
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.250%	1/1/50	5,515	5,500
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.500%	7/1/50	2,225	2,175
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.000%	1/1/52	6,475	6,203
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	4,850	4,774
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.500%	1/1/54	6,010	6,364
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue (Residential Finance Program)	3.000%	1/1/51	4,195	4,044
					450,037
Texas (9.5%)
	Alamito Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	8/1/26	11,962	12,298
	Alamo Community College District GO	5.000%	8/15/24	12,260	12,485
	Alamo Community College District GO	5.000%	8/15/25	8,255	8,558
[11]	Aldine Independent School District GO	5.000%	2/15/25	350	360
[11]	Aldine Independent School District GO	4.000%	2/15/32	3,000	3,067
[11]	Allen Independent School District GO	5.000%	2/15/25	1,000	1,010
[11]	Alvin TX Independent School District GO	5.000%	2/15/28	500	544
[11]	Alvin TX Independent School District GO	5.000%	2/15/28	50	52
[11]	Alvin TX Independent School District GO PUT	0.450%	8/15/23	2,275	2,273
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/23	155	155
[11]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/24	185	188
[11]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/24	325	330
[11]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	195	201
[11]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	400	413
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	205	204
[11]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	200	210
[11]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	420	442
[11]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/27	520	558
[6]	Arlington Higher Education Finance Corp. Charter School Aid Revenue PUT	4.500%	6/15/26	1,250	1,237
[6]	Arlington Higher Education Finance Corp. Charter School Aid Revenue PUT	4.875%	6/15/26	1,250	1,250
	Arlington TX GO	4.000%	8/15/23	2,925	2,926

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arlington TX GO	5.000%	8/15/24	2,925	2,976
	Arlington TX GO	5.000%	8/15/25	2,925	3,032
	Arlington TX GO	5.000%	8/15/27	1,040	1,123
[11]	Arlington TX Independent School District GO	5.000%	2/15/25	2,275	2,339
[2,11]	Arlington TX Independent School District GO	5.000%	2/15/29	3,000	3,329
[2,11]	Arlington TX Independent School District GO	5.000%	2/15/30	2,300	2,600
	Arlington TX Special Tax Revenue	5.000%	2/15/24	1,410	1,422
[4]	Arlington TX Special Tax Revenue	5.000%	2/15/25	1,230	1,262
[4]	Arlington TX Special Tax Revenue	5.000%	2/15/26	1,120	1,148
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/23	225	226
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/24	300	306
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/25	1,265	1,314
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/26	1,250	1,322
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/27	845	909
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/28	1,505	1,646
[6]	Austin City TX Airport System Port, Airport & Marina Revenue TOB VRDO	4.700%	8/1/23	10,495	10,495
	Austin Community College District GO	5.000%	8/1/27	1,700	1,825
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/25	255	264
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/27	1,015	1,048
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/24	1,090	1,090
[11]	Austin Independent School District GO	5.000%	8/1/24	1,360	1,384
[11]	Austin Independent School District GO	5.000%	8/1/25	1,815	1,880
[11]	Austin Independent School District GO	5.000%	8/1/26	3,095	3,273
[11]	Austin Independent School District GO	5.000%	8/1/26	9,690	10,248
	Austin Independent School District GO	5.000%	8/1/29	4,455	5,013
[11]	Austin Independent School District GO	4.000%	8/1/32	1,100	1,122
[6]	Austin TX Electric Utility System Electric Power & Light Revenue TOB VRDO	4.600%	8/1/23	20,350	20,350
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/28	3,500	3,873
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/29	3,000	3,385
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/29	6,235	7,034
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/30	4,000	4,592
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/30	2,800	3,214
[11]	Barbers Hill Independent School District GO	5.000%	2/15/29	1,280	1,424
[11]	Barbers Hill Independent School District GO	5.000%	2/15/30	2,780	3,152
[11]	Bastrop Independent School District GO	5.000%	2/15/28	1,000	1,094
[11]	Bastrop Independent School District GO	5.000%	2/15/29	2,265	2,530
[11]	Beaumont Independent School District GO	5.000%	2/15/25	4,360	4,468
	Bedford TX GO	5.000%	2/1/24	2,775	2,799
[1]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/29	1,550	1,732
[2]	Bexar County Hospital District GO	5.000%	2/15/28	325	352
[2]	Bexar County Hospital District GO	5.000%	2/15/29	1,000	1,101
[2]	Bexar County Hospital District GO	5.000%	2/15/30	1,850	2,067
[2]	Bexar County Hospital District GO	5.000%	2/15/31	1,500	1,699

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bexar County TX GO	5.000%	6/15/24	1,020	1,035
	Bexar County TX GO	5.000%	6/15/25	1,560	1,613
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/27	1,855	1,885
[6]	Board of Regents of the University of Texas System College & University Revenue TOB VRDO	3.990%	8/1/23	36,380	36,380
[11]	Brazosport Independent School District GO	5.000%	2/15/25	1,955	2,008
[11]	Brazosport Independent School District GO	3.000%	2/15/29	1,505	1,457
[11]	Brazosport Independent School District GO	3.000%	2/15/30	2,490	2,390
	Brushy Creek Regional Utility Authority Inc. Water Revenue	4.000%	8/1/31	1,270	1,296
[11]	Bullard Independent School District GO PUT	2.750%	8/15/25	5,160	5,086
[11]	Burnet Consolidated Independent School District GO	5.000%	8/1/27	800	866
[11]	Burnet Consolidated Independent School District GO	5.000%	8/1/28	835	922
[11]	Canyon Independent School District GO	5.000%	2/15/26	3,540	3,704
	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	0.700%	6/1/24	3,335	3,224
[11]	Carrizo Springs Consolidated Independent School District GO	4.500%	8/15/32	1,010	1,061
	Carrollton TX GO	5.000%	8/15/26	1,225	1,297
[11]	Carrollton-Farmers Branch Independent School District GO	2.000%	2/15/24	500	495
[11]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/26	1,500	1,571
[11]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/27	2,785	2,979
[11]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/28	1,100	1,201
[11]	Castleberry Independent School District GO	4.000%	2/15/33	1,335	1,357
[6]	Celina TX Special Assessment Revenue	2.875%	9/1/27	213	192
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/24	115	116
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	150	153
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/26	1,000	910
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/26	125	129
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	370	387
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	1,250	1,292
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	27,710	28,745
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/28	1,225	1,041
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	325	345
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	700	740
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	1,500	1,593
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	3,200	3,452
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	1,530	1,571
	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/25	6,200	6,272

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[12]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/23	8,600	8,588
[12]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/24	5,645	5,435
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/24	100	101
[12]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/26	9,445	8,487
[12]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/28	7,995	6,714
[12]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/29	8,500	6,886
	City of College Station TX GO	3.300%	2/15/33	1,340	1,290
[11]	Clear Creek Independent School District GO	5.000%	2/15/24	440	444
[11]	Clear Creek Independent School District GO	5.000%	2/15/25	675	693
[11]	Clear Creek Independent School District GO	5.000%	2/15/25	325	334
[11]	Clear Creek Independent School District GO	5.000%	2/15/26	700	734
[11]	Clear Creek Independent School District GO PUT	0.500%	8/15/23	7,500	7,489
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/24	340	344
[11]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/24	425	431
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	945	974
[11]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	730	764
[11]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/28	490	530
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/28	300	317
[11]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/29	460	504
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/29	310	331
	Collin County Community College District GO	5.000%	8/15/25	1,760	1,821
	Collin County TX GO	5.000%	2/15/28	1,000	1,091
[11]	Comal Independent School District GO	5.000%	2/1/27	4,385	4,675
[11]	Conroe Independent School District GO	5.000%	2/15/25	2,575	2,647
[11]	Conroe Independent School District GO	5.000%	2/15/25	4,490	4,615
[11]	Conroe Independent School District GO	5.000%	2/15/27	5,535	5,806
	Conroe TX GO	5.000%	11/15/24	1,415	1,446
	Corpus Christi TX GO	5.000%	3/1/26	70	72
	Corpus Christi TX GO	5.000%	3/1/27	1,455	1,558
	Corpus Christi TX Utility System Multiple Utility Revenue	5.000%	7/15/32	500	519
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/24	400	406
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/26	200	210
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/28	325	355
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/29	125	139
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/30	175	197
[11]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	3,555	3,807
[11]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/28	5,945	6,493

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[11]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/28	1,185	1,294
[11]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/28	7,260	7,929
[11]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/29	625	695
[11]	Cypress-Fairbanks Independent School District GO	3.300%	2/15/30	765	753
[11]	Cypress-Fairbanks Independent School District GO PUT	0.280%	8/15/24	8,405	8,089
[11]	Cypress-Fairbanks Independent School District GO PUT	0.280%	8/15/24	12,415	11,948
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/24	275	281
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/27	1,065	1,155
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	2,275	2,372
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	1,125	1,173
	Dallas College GO	5.000%	2/15/25	3,270	3,362
	Dallas County Utility & Reclamation District GO	5.000%	2/15/28	1,195	1,287
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/23	135	135
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	7,840	8,148
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/26	11,000	11,670
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/27	5,050	5,463
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/27	4,750	5,138
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/29	2,490	2,795
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/29	930	1,044
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.500%	2/1/26	3,325	3,279
[11]	Dallas Independent School District GO	5.000%	2/15/26	1,160	1,189
	Dallas TX GO	5.000%	2/15/25	5,000	5,139
	Dallas TX GO	5.000%	2/15/25	7,700	7,914
	Dallas TX GO	5.000%	2/15/26	3,410	3,568
	Dallas TX GO	5.000%	2/15/26	17,465	18,276
	Dallas TX GO	5.000%	2/15/26	5,375	5,624
	Dallas TX GO	5.000%	2/15/26	5,105	5,342
	Dallas TX GO	5.000%	2/15/27	7,605	8,120
	Dallas TX GO	5.000%	2/15/27	5,375	5,739
	Dallas TX GO	5.000%	2/15/27	5,100	5,445
	Dallas TX GO	5.000%	2/15/28	5,540	6,033
	Dallas TX GO	5.000%	2/15/30	15,000	16,961
	Dallas TX Hotel Occupancy Tax Revenue	5.000%	8/15/23	2,435	2,436
	Dallas TX Hotel Occupancy Tax Revenue	5.000%	8/15/24	2,515	2,549
	Dallas TX Hotel Occupancy Tax Revenue	5.000%	8/15/25	2,955	3,040
	Dallas TX Hotel Occupancy Tax Revenue	5.000%	8/15/26	3,000	3,134
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/27	2,000	2,022
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/28	1,290	1,305
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/30	1,000	1,011
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/32	1,250	1,258
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/25	1,740	1,803
[11]	Del Valle Independent School District GO	5.000%	6/15/25	1,500	1,549

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[11]	Del Valle Independent School District GO	5.000%	6/15/26	1,000	1,054
[11]	Del Valle Independent School District TX GO	5.000%	6/15/28	1,000	1,097
[11]	Denison Independent School District GO	5.000%	8/1/25	255	265
	Denton County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/25	1,750	1,780
	Denton County TX GO	5.000%	7/15/25	1,670	1,728
	Denton County TX GO	4.000%	7/15/33	2,575	2,638
[11]	Denton Independent School District GO	5.000%	8/15/24	2,850	2,900
[11]	Denton Independent School District GO	5.000%	8/15/25	1,170	1,199
[11]	Denton Independent School District GO PUT	2.000%	8/1/24	4,755	4,661
[11]	Denton Independent School District GO PUT, Prere.	2.000%	8/1/44	930	917
	Denton TX GO	5.000%	2/15/24	1,430	1,443
[11]	Dickinson Independent School District GO	4.000%	2/15/33	3,000	3,051
[11]	Dickinson Independent School District GO PUT	0.250%	8/1/23	6,250	6,250
[11]	Dripping Springs Independent School District GO	5.000%	2/15/26	1,015	1,024
[11]	Eagle Mountain & Saginaw Independent School District GO PUT	2.000%	8/1/24	15,275	15,042
[11]	Eanes Independent School District GO	5.000%	8/1/25	1,180	1,223
	Ector County Hospital District GO	5.000%	9/15/24	670	674
	Ector County Hospital District GO	5.000%	9/15/25	500	505
	Ector County Hospital District GO	5.000%	9/15/26	700	714
	Ector County Hospital District GO	5.000%	9/15/27	1,070	1,103
	EI Paso County TX GO	5.000%	2/15/29	1,465	1,531
[11]	El Paso Independent School District GO	5.000%	8/15/28	1,000	1,095
[11]	El Paso Independent School District GO	4.000%	8/15/33	2,250	2,295
	El Paso Municipal Drainage Utility System Sewer Revenue	5.000%	3/1/24	1,780	1,795
	El Paso Municipal Drainage Utility System Sewer Revenue	5.000%	3/1/25	1,985	2,039
	El Paso TX GO	5.000%	8/15/24	135	137
	El Paso TX GO	5.000%	8/15/24	350	356
	El Paso TX GO	5.000%	8/15/24	480	488
	El Paso TX GO	5.000%	8/15/24	500	508
	El Paso TX GO	5.000%	8/15/26	685	723
	El Paso TX GO	5.000%	8/15/26	535	565
	El Paso TX GO	5.000%	8/15/26	535	565
	El Paso TX GO	5.000%	8/15/27	715	770
	El Paso TX GO	5.000%	8/15/27	50	51
	El Paso TX GO	5.000%	8/15/27	400	431
	El Paso TX GO	5.000%	8/15/27	300	323
	El Paso TX GO	5.000%	8/15/28	435	477
	El Paso TX GO	5.000%	8/15/28	400	439
	El Paso TX GO	5.000%	8/15/28	450	494
	El Paso TX GO	4.000%	8/15/32	4,975	5,045
[11]	Forney Independent School District GO	5.000%	8/15/26	1,000	1,058
[11]	Forney Independent School District GO	5.000%	8/15/27	875	946
[11]	Forney Independent School District GO	5.000%	8/15/28	585	645
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/25	610	602
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/25	35	35
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/26	255	251
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/27	325	320
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/28	640	629

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/28	65	64
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/29	170	168
	Fort Bend County TX GO	5.000%	3/1/25	2,785	2,854
	Fort Bend County TX GO	5.000%	3/1/25	200	205
	Fort Bend County TX GO	5.000%	3/1/25	500	512
	Fort Bend County TX GO	5.000%	3/1/26	425	444
	Fort Bend County TX GO	5.000%	3/1/26	720	752
	Fort Bend County TX GO	5.000%	3/1/27	250	266
	Fort Bend County TX GO	5.000%	3/1/27	500	532
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	5.000%	3/1/27	500	534
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	5.000%	3/1/28	1,000	1,090
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	5.000%	3/1/29	250	278
[11]	Fort Bend Independent School District GO	5.000%	2/15/25	2,615	2,686
[11]	Fort Bend Independent School District GO	5.000%	8/15/25	2,240	2,323
[11]	Fort Bend Independent School District GO	5.000%	8/15/25	1,000	1,037
[11]	Fort Bend Independent School District GO	5.000%	8/15/25	160	166
[11]	Fort Bend Independent School District GO	5.000%	2/15/26	1,350	1,414
[11]	Fort Bend Independent School District GO	5.000%	8/15/26	760	805
[11]	Fort Bend Independent School District GO	4.000%	2/15/32	4,430	4,584
[11]	Fort Bend Independent School District GO PUT	3.000%	8/1/23	10,810	10,810
[11]	Fort Bend Independent School District GO PUT	2.375%	8/1/24	21,630	21,283
[11]	Fort Bend Independent School District GO PUT	0.875%	8/1/25	3,965	3,728
[11]	Fort Worth Independent School District GO	5.000%	2/15/24	1,670	1,685
[11]	Fort Worth Independent School District GO	5.000%	2/15/25	1,130	1,161
[11]	Fort Worth Independent School District GO	5.000%	2/15/25	1,925	1,978
[11]	Fort Worth Independent School District GO	5.000%	2/15/26	1,260	1,293
[11]	Fort Worth Independent School District GO	5.000%	2/15/26	1,510	1,579
	Fort Worth Independent School District GO	5.000%	2/15/26	5,040	5,283
	Fort Worth TX GO	5.000%	3/1/25	4,535	4,661
	Fort Worth TX GO	3.000%	9/1/25	1,275	1,264
	Fort Worth TX GO	5.000%	3/1/27	4,530	4,856
	Fort Worth TX GO	4.000%	3/1/31	5,140	5,341
	Fort Worth TX Hotel Occupancy Tax Revenue	5.000%	3/1/31	1,070	1,089
	Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/25	1,935	1,989
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/27	4,455	4,595
[11]	Friendswood Independent School District GO	4.000%	2/15/25	1,400	1,415
[11]	Friendswood Independent School District GO	4.000%	2/15/27	625	642
[11]	Friendswood Independent School District GO	4.000%	2/15/28	645	668
[11]	Frisco Independent School District GO	5.000%	8/15/24	2,975	3,028
[11]	Frisco Independent School District GO	5.000%	8/15/25	1,900	1,966
[11]	Frisco Independent School District GO	5.000%	2/15/26	5,785	6,054
[11]	Frisco Independent School District GO	5.000%	8/15/26	1,830	1,935
[11]	Frisco Independent School District GO	5.000%	2/15/27	6,245	6,681
[11]	Frisco Independent School District GO	5.000%	2/15/28	6,335	6,916
[11]	Frisco Independent School District GO	5.000%	2/15/29	6,560	7,310
[11]	Frisco Independent School District GO	5.000%	2/15/30	6,680	7,570
	Frisco TX GO	5.000%	2/15/25	915	915
[11]	Galena Park Independent School District GO	5.000%	8/15/24	1,030	1,048
[11]	Galena Park Independent School District GO	5.000%	8/15/25	1,560	1,614
[11]	Galena Park Independent School District GO	5.000%	8/15/25	1,000	1,035
[11]	Galena Park Independent School District GO	5.000%	8/15/26	2,000	2,112
[11]	Galena Park Independent School District GO	5.000%	8/15/27	1,500	1,618

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Galveston County TX GO	4.000%	2/1/24	1,000	1,003
	Galveston County TX GO	4.000%	2/1/25	1,085	1,096
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/25	725	743
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/26	760	793
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/26	3,875	4,041
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/27	770	817
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/27	1,510	1,602
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/28	3,985	4,294
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/29	3,640	3,666
	Garland TX GO	5.000%	2/15/25	800	822
	Garland TX GO	5.000%	2/15/26	690	723
[4]	Georgetown TX Electric Utility System Multiple Utility Revenue	5.000%	8/15/25	650	671
[4]	Georgetown TX Electric Utility System Multiple Utility Revenue	5.000%	8/15/27	850	911
[4]	Georgetown TX Electric Utility System Multiple Utility Revenue	5.000%	8/15/28	1,050	1,143
[4]	Georgetown TX Electric Utility System Multiple Utility Revenue	5.000%	8/15/29	1,750	1,935
[11]	Godley Independent School District Public Facility GO	5.000%	2/15/28	550	563
[11]	Goose Creek Consolidated Independent School District GO	5.000%	2/15/25	1,465	1,505
[11]	Goose Creek Consolidated Independent School District GO PUT	0.720%	8/1/26	17,170	15,247
[11]	Goose Creek Consolidated Independent School District GO PUT	0.600%	8/17/26	4,200	3,873
[11]	Granbury Independent School District GO, Prere.	5.000%	8/1/23	1,205	1,205
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	10/1/23	31,745	31,790
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.000%	10/1/23	1,000	1,003
[11]	Grapevine-Colleyville Independent School District GO	5.000%	8/15/26	1,500	1,554
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/26	220	230
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/27	460	490
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/28	520	564
[1,6]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue TOB VRDO	4.100%	8/3/23	2,425	2,425
[1]	Greenville TX GO	4.000%	2/15/27	2,470	2,550
[1]	Greenville TX GO	4.000%	2/15/29	1,525	1,605
[11]	Hallsville Independent School District GO	4.000%	2/15/33	1,000	1,040
[11]	Hallsville TX Independent School District GO	5.000%	2/15/27	4,150	4,433
[11]	Harlandale Independent School District GO	4.000%	8/15/27	1,410	1,464
[1]	Harlandale Independent School District GO PUT	2.000%	8/15/24	1,020	1,008
[11]	Harlandale Independent School District GO PUT	0.750%	8/15/25	8,800	8,362

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/23	760	763
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/24	1,025	1,047
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	1,250	1,253
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,500	1,507
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	1,250	1,265
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	2,000	2,036
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	5,000	5,102
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	5,110	5,303
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,000	1,047
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	8,070	8,540
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,985	3,222
[1]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/24	5,000	5,078
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/24	9,260	9,412
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	0.900%	5/15/25	4,000	3,766
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	16,965	17,788
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	7,405	7,764
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/28	16,000	17,256
[6]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	4.180%	8/3/23	3,750	3,750
[6]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	4.180%	8/3/23	3,750	3,750
[3]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.570%	4.550%	12/1/49	1,310	1,312

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.850%	4.830%	7/1/49	3,250	3,247
[3]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, SOFR + 0.730%	4.265%	11/15/46	2,500	2,500
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/25	1,190	1,210
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/26	7,520	7,657
	Harris County Flood Control District Lease Revenue	5.000%	10/1/25	2,555	2,656
	Harris County Hospital District Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	2,800	2,819
	Harris County TX GO	5.000%	10/1/25	1,825	1,897
	Harris County TX GO	5.000%	10/1/25	1,140	1,185
	Harris County TX GO	5.000%	10/1/26	1,570	1,616
	Harris County TX GO	5.000%	10/1/26	485	515
	Harris County TX GO	5.000%	10/1/27	5,030	5,453
	Harris County TX GO	5.000%	10/1/27	505	547
	Harris County TX GO	5.000%	10/1/28	350	387
	Harris County TX Highway Revenue	5.000%	8/15/25	210	218
[4]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/26	11,155	11,403
[10]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/27	4,925	4,154
[10]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/28	5,760	4,669
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/28	1,190	1,205
[10]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/29	5,200	4,043
[10]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/30	6,320	4,701
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/31	1,925	1,951
[11]	Hays Consolidated Independent School District GO	5.000%	8/15/28	800	849
	Hays County TX GO	5.000%	2/15/24	1,035	1,044
	Hays County TX GO	5.000%	2/15/26	1,600	1,677
[6]	Hays County TX Special Assessment Revenue	2.500%	9/15/25	115	109
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/24	430	438
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/25	555	575
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/26	900	951
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/28	200	210
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/28	240	249
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/29	500	529
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/29	475	495
	Housing Synergy PFC Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	7,160	7,349
	Houston Community College System College & University Revenue	5.000%	4/15/24	2,895	2,929
	Houston Community College System GO	5.000%	2/15/25	1,690	1,734
	Houston Community College System GO	5.000%	2/15/26	800	837
	Houston Community College System GO	5.000%	2/15/26	3,005	3,144
	Houston Community College System GO	5.000%	2/15/26	3,500	3,662

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Houston Community College System GO	5.000%	2/15/27	2,870	3,073
	Houston Community College System GO	5.000%	2/15/27	4,450	4,765
	Houston Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	4.000%	10/1/24	2,560	2,563
[11]	Houston Independent School District GO	5.000%	2/15/24	20,455	20,647
[11]	Houston Independent School District GO PUT	3.000%	6/1/24	6,440	6,410
[11]	Houston Independent School District GO PUT	3.500%	6/1/25	12,300	12,312
[11]	Houston Independent School District GO PUT	4.000%	6/1/25	4,320	4,362
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/24	2,300	2,334
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	5,445	5,622
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	1,760	1,817
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	2,285	2,408
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	1,000	1,074
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/27	6,550	6,635
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/25	1,505	1,566
	Houston TX GO	5.000%	3/1/27	6,225	6,614
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/23	90	90
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/24	125	125
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/25	110	111
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/26	140	143
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/27	285	294
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/28	370	383
[11]	Humble Independent School District GO	5.500%	2/15/25	1,710	1,772
[11]	Humble Independent School District GO	4.000%	2/15/26	4,000	4,044
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/24	1,665	1,694
[11]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/24	1,100	1,120
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/25	4,260	4,416
[11]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/25	1,330	1,379
[11]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/25	1,425	1,478
[11]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/26	1,250	1,322
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/23	350	351
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/24	740	752
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/25	500	512
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/26	210	217
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/28	420	436
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/29	475	493
[2,11]	Irving Independent School District GO	5.000%	2/15/29	1,550	1,723
[2,11]	Irving Independent School District GO	5.000%	2/15/30	1,160	1,311
[11]	Irving Independent School District GO	5.000%	2/15/32	3,585	3,768
	Irving TX GO	5.000%	9/15/26	3,150	3,329
	Irving TX GO	5.000%	8/15/27	255	274

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[11]	Jacksonville Independent School District GO	5.000%	2/15/28	1,675	1,832
[11]	Judson Independent School District GO	4.000%	2/1/33	1,050	1,064
[6]	Justin TX Special Assessment Revenue	2.500%	9/1/26	125	116
[11]	Katy Independent School District GO	4.000%	2/15/24	410	410
[11]	Katy Independent School District GO	4.000%	2/15/25	925	926
[11]	Katy Independent School District GO	5.000%	2/15/29	500	556
[11]	Katy Independent School District GO	5.000%	2/15/30	650	736
[11]	Katy Independent School District GO	4.000%	2/15/32	2,115	2,134
	Kaufman County TX GO	5.000%	2/15/25	255	262
	Kaufman County TX GO	5.000%	2/15/25	125	128
	Kaufman County TX GO	5.000%	2/15/26	165	172
	Kaufman County TX GO	5.000%	2/15/27	200	211
	Kaufman County TX GO	5.000%	2/15/27	175	185
[11]	Keller TX Independent School District GO, Prere.	4.000%	8/15/23	6,770	6,771
	Kerrville Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue (Peterson Regional Medical Center Project)	5.000%	8/15/23	255	255
	Kerrville Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue (Peterson Regional Medical Center Project)	5.000%	8/15/24	340	344
[11]	Klein Independent School District GO	5.000%	8/1/24	375	382
	Klein Independent School District GO	5.000%	8/1/26	1,215	1,215
[11]	Klein Independent School District GO	4.000%	8/1/31	2,110	2,139
	Klein Independent School District GO	4.000%	8/1/31	2,170	2,199
[6]	Kyle TX Special Assessment Revenue	4.375%	9/1/28	500	499
[11]	La Joya Independent School District GO	5.000%	2/15/25	1,075	1,102
[11]	La Porte TX Independent School District GO	4.000%	2/15/27	1,655	1,706
	Lake Houston Redevelopment Authority Lease Revenue	5.000%	9/1/25	225	226
	Lake Houston Redevelopment Authority Lease Revenue	5.000%	9/1/27	240	244
[11]	Lake Travis Independent School District GO	5.000%	2/15/25	1,535	1,576
[6]	Lakewood Village TX Special Assessment Revenue	4.375%	9/15/27	356	349
[11]	Lamar Consolidated Independent School District GO	5.000%	2/15/25	2,235	2,295
	Laredo TX GO	5.000%	2/15/27	240	250
	Laredo TX GO	5.000%	2/15/30	1,200	1,349
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/25	115	118
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/26	210	219
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/26	275	287
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/27	220	233
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/27	425	450
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/28	435	469
[6]	Lavon TX Special Assessment Revenue	3.500%	9/15/27	508	478
	League City TX GO	5.000%	2/15/27	465	496
[11]	Leander Independent School District GO	0.000%	8/16/23	8,500	8,488
[11]	Leander Independent School District GO	5.000%	8/15/25	2,860	2,966
[11]	Leander Independent School District GO	5.000%	8/15/27	5,335	5,640
[11]	Leander Independent School District GO	0.000%	8/15/28	1,690	1,406
	Leander Independent School District GO	4.000%	8/15/33	1,000	1,005
[11]	Leander Independent School District GO, Prere.	0.000%	8/15/24	1,000	371

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[11]	Leander Independent School District GO, Prere.	0.000%	8/15/24	20,000	5,175
	Legacy Denton Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	4/1/43	9,488	9,674
[11]	Lewisville Independent School District GO	5.000%	8/15/26	1,605	1,698
[6]	Liberty Hill TX Special Assessment Revenue	2.625%	9/1/27	563	520
[6]	Liberty Hill TX Special Assessment Revenue	3.500%	9/1/27	186	174
[11]	Little Elm Independent School District GO PUT	0.680%	8/15/25	840	796
[2]	Llano Independent School District GO	5.000%	2/15/27	1,410	1,506
[2]	Llano Independent School District GO	5.000%	2/15/31	1,000	1,080
	Lone Star College System GO	4.000%	2/15/32	1,250	1,276
[11]	Longview Independent School District GO	5.000%	2/15/26	275	288
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/24	1,350	1,368
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/25	1,000	1,032
[4]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/26	985	1,035
[4]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/27	1,380	1,479
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/27	1,200	1,281
[4]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/28	5,720	6,243
[4]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/29	3,490	3,883
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/28	10,765	11,508
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/24	500	507
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/24	1,770	1,793
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/24	1,120	1,135
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/25	4,200	4,259
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/25	6,565	6,773
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/25	500	516
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/25	1,180	1,217
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/26	1,715	1,797
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp)	5.000%	5/15/28	1,000	1,087
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp)	5.000%	5/15/29	1,460	1,616
[4,6]	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRATransmission Services Corporation Project) TOB VRDO	4.100%	8/3/23	8,000	8,000
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/24	1,040	1,054
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	2,000	2,063
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/26	1,545	1,619

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/26	3,000	3,143
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/27	2,120	2,264
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/27	3,205	3,422
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/27	2,000	2,136
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/28	500	543
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/28	6,230	6,770
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/24	1,020	1,033
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/25	2,075	2,141
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/26	5,020	5,069
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/26	4,020	4,212
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/28	135	139
	Lubbock County TX GO	4.000%	2/15/28	2,090	2,180
	Lubbock TX Electric Light & Power System Revenue	5.000%	4/15/27	800	850
	Lubbock TX Electric Light & Power System Revenue	5.000%	4/15/28	1,000	1,081
	Lubbock TX Electric Light & Power System Revenue	5.000%	4/15/29	1,150	1,262
	Lubbock TX GO	5.000%	2/15/25	3,160	3,190
	Lubbock TX Water & Wastewater System Water Revenue	5.000%	2/15/28	350	379
	Mainland College GO	5.000%	8/15/23	515	515
	Mainland College GO	5.000%	8/15/24	280	285
	Mainland College GO	5.000%	8/15/25	350	362
	Mainland College GO	5.000%	8/15/26	400	422
	Mainland College GO	5.000%	8/15/27	500	538
[11]	Manor Independent School District GO	5.000%	8/1/25	1,100	1,139
[11]	Manor Independent School District GO	5.000%	8/1/26	840	888
[11]	Manor Independent School District GO	5.000%	8/1/27	1,255	1,355
[11]	Mansfield Independent School District GO	4.000%	2/15/25	4,910	4,961
[11]	Mansfield Independent School District GO	5.000%	2/15/26	2,265	2,376
[11]	Mansfield Independent School District GO, Prere.	5.000%	2/15/24	1,665	1,679
[11]	Marble Falls Independent School District GO	5.000%	8/15/25	2,105	2,183
[11]	Marshall Independent School District GO, Prere.	5.000%	8/15/25	1,000	1,037
[11]	McKinney Independent School District GO	5.000%	2/15/25	2,000	2,056
[11]	McKinney Independent School District GO	5.000%	2/15/29	500	556
	McKinney TX GO	5.000%	8/15/25	225	233
	McKinney TX GO	5.000%	8/15/27	400	432
	McKinney TX GO	5.000%	8/15/29	325	364
	McKinney TX GO	5.000%	8/15/30	325	370
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/27	250	267
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/29	350	387
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/30	500	561
[4]	Memorial City Redevelopment Authority	5.000%	9/1/28	2,250	2,416
[4]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/23	550	551
[4]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/25	445	457

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/26	550	574
[4]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/27	1,050	1,112
[11]	Mesquite Independent School District GO	5.000%	8/15/32	3,545	3,723
[11]	Mesquite Independent School District GO, Prere.	5.000%	8/15/25	1,000	1,035
[2,6]	Mesquite TX Special Assessment Revenue (Solterra Public Improvement Area A-1 Projects)	4.750%	9/1/30	1,000	995
	Metropolitan Transit Authority of Harris County Sales & Use Tax Sales Tax Revenue	5.000%	11/1/24	2,145	2,192
	Midland County Hospital District GO	5.000%	5/15/25	360	371
	Midland County Hospital District GO	5.000%	5/15/26	390	409
	Midland County Hospital District GO	5.000%	5/15/27	1,350	1,442
	Midland County Hospital District GO	5.000%	5/15/28	1,420	1,544
[11]	Midlothian Independent School District GO	5.000%	2/15/25	370	380
[11]	Midlothian Independent School District GO	5.000%	2/15/26	550	575
[11]	Midlothian Independent School District GO	5.000%	2/15/26	2,235	2,338
[11]	Midlothian Independent School District GO	5.000%	2/15/27	700	746
[11]	Midlothian Independent School District GO	5.000%	2/15/27	2,425	2,586
[11]	Midlothian Independent School District GO PUT	2.000%	8/1/24	7,035	6,897
[6]	Midlothian TX Special Assessment Revenue	4.375%	9/15/27	165	162
[6]	Midlothian TX Special Assessment Revenue	4.750%	9/15/32	250	243
[11]	Midway Independent School District GO	4.000%	8/1/27	1,500	1,557
[11]	Midway Independent School District GO	4.000%	8/1/28	1,230	1,287
[11]	Monahans-Wickett-Pyote Independent School District GO	5.000%	2/15/26	1,200	1,258
[11]	Monahans-Wickett-Pyote Independent School District GO	5.000%	2/15/28	670	719
[11]	Monahans-Wickett-Pyote Independent School District GO	4.000%	2/15/30	2,560	2,622
[11]	Monahans-Wickett-Pyote Independent School District GO	4.000%	2/15/31	1,230	1,260
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/23	250	250
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/24	500	505
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/25	750	759
[11]	Montgomery Independent School District GO	5.000%	2/15/25	1,950	2,006
[11]	Nederland Independent School District GO	5.000%	8/15/25	1,875	1,943
[11]	Nederland Independent School District GO	5.000%	8/15/26	1,970	2,085
[11]	Nederland Independent School District GO	5.000%	8/15/28	1,000	1,103
	New Braunfels TX Utility System Electric Power & Light Revenue	5.000%	7/1/26	755	795
	New Braunfels TX Utility System Electric Power & Light Revenue	5.000%	7/1/28	580	637
	New Braunfels TX Utility System Revenue CP	3.650%	8/8/23	17,500	17,497
[11]	New Caney Independent School District GO PUT	1.250%	8/15/24	9,355	9,101
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	2,750	2,793
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,535	2,618
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,090	1,079

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	3.500%	1/1/27	3,275	3,041
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.250%	10/1/26	2,955	2,903
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.500%	10/1/26	3,725	3,660
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	5.000%	11/1/23	870	871
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	5.000%	11/1/24	625	630
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/24	1,630	1,664
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	4,100	4,256
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	1,020	1,059
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/24	2,000	1,810
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/26	1,300	1,359
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/27	420	448
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/27	425	453
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/27	1,100	1,174
	Newark Cultural Education Facilities Finance Corp. Recreational Revenue	5.000%	11/15/23	1,000	1,003
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/24	1,090	1,094
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/24	1,285	1,290
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	1,200	1,201
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	2,895	2,972
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	1,805	1,849
[11]	North East TX Independent School District GO	5.000%	8/1/26	2,015	2,081
[11]	North East TX Independent School District GO	5.000%	8/1/26	420	443
[11]	North East TX Independent School District GO PUT	2.200%	8/1/24	15,000	14,767
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/24	745	762
[1]	North Fort Bend Water Authority Water Revenue	5.000%	12/15/25	2,885	3,007
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/27	3,445	3,718
[1]	North Fort Bend Water Authority Water Revenue	5.000%	12/15/27	1,585	1,718

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,6]	North FT Bend Water Authority Water Revenue TOB VRDO	4.090%	8/3/23	2,310	2,310
	North Harris County Regional Water Authority Water Revenue	5.000%	12/15/32	1,000	1,057
[6]	North Parkway Municipal Management District No. 1 Special Assessment Revenue (Major Improvements Project)	3.625%	9/15/26	250	241
	North Texas Municipal Water District Regional Wastewater System Sewer Revenue	5.000%	6/1/25	1,470	1,519
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	1,400	1,409
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	340	342
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	505	506
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	6,365	6,512
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	550	551
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	345	345
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	2,000	2,012
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	1,050	1,096
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	19,105	19,936
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	445	464
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	4,750	4,957
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	490	490
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	1,690	1,701
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	4,865	5,085
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	190	199
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	210	228
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	1,915	2,114
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	4,355	4,442
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	2,875	2,929
[15]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/28	4,000	3,444
[15]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/29	10,000	8,320
[11]	Northside Independent School District GO	5.000%	8/15/25	1,300	1,347
[11]	Northside Independent School District GO	5.000%	8/15/25	1,155	1,197
[11]	Northside Independent School District GO	5.000%	8/15/25	1,000	1,036
[11]	Northside Independent School District GO	4.000%	8/15/26	3,260	3,347
[11]	Northside Independent School District GO	3.000%	6/15/30	2,000	1,928
[11]	Northside Independent School District GO PUT	2.750%	8/1/23	17,000	17,000
[11]	Northside Independent School District GO PUT	1.600%	8/1/24	18,005	17,533
[11]	Northside Independent School District GO PUT	0.700%	6/1/25	23,825	22,521
[11]	Northside Independent School District GO PUT	2.000%	6/1/27	9,980	9,399
[11]	Northside Independent School District PUT GO	3.000%	8/1/26	28,360	27,866

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nueces County TX GO	5.000%	2/15/28	435	473
	Odessa Junior College District GO	5.000%	8/15/23	500	500
	Odessa TX GO	4.000%	3/1/28	2,000	2,084
[11]	Palacios Independent School District GO	5.000%	2/15/29	2,260	2,514
[11]	Pasadena Independent School District GO	5.000%	2/15/26	1,000	1,048
[11]	Pasadena Independent School District GO PUT	1.500%	8/15/24	18,025	17,564
	Pearland TX GO	5.000%	3/1/25	685	704
	Pearland TX GO	5.000%	3/1/26	600	628
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/23	370	370
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/25	1,025	1,062
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/26	1,015	1,072
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/29	295	305
[11]	Pflugerville Independent School District GO	5.000%	2/15/26	1,570	1,645
[11]	Pflugerville Independent School District GO PUT	2.500%	8/15/23	5,045	5,042
[11]	Pflugerville Independent School District GO, Prere.	4.000%	2/15/24	11,620	11,661
	Pflugerville TX GO	5.000%	8/1/26	805	850
	Pflugerville TX GO	5.000%	8/1/26	450	475
	Pflugerville TX GO	5.000%	8/1/27	725	782
	Pflugerville TX GO	5.000%	8/1/27	655	706
	Pflugerville TX GO	5.000%	8/1/28	1,145	1,254
	Pflugerville TX GO	5.000%	8/1/28	500	548
[11]	Plainview Independent School District GO	5.000%	2/15/24	1,155	1,165
[11]	Plainview Independent School District GO	5.000%	2/15/25	995	1,021
[11]	Plainview Independent School District GO	5.000%	2/15/26	545	571
[11]	Plainview Independent School District GO	5.000%	2/15/27	655	701
[11]	Plano Independent School District GO	4.000%	2/15/32	1,000	1,015
[11]	Pleasanton Independent School District GO	4.000%	8/15/33	2,605	2,622
	Port Arthur Independent School District GO	5.000%	2/15/24	555	559
[11]	Port Arthur Independent School District GO	5.000%	2/15/26	2,230	2,287
	Port Arthur Independent School District GO	4.000%	2/15/33	1,000	1,014
[11]	Pottsboro Independent School District GO PUT	2.750%	8/15/24	6,000	5,947
[11]	Princeton Independent School District GO, Prere.	5.000%	2/15/25	6,665	6,832
[2,6]	Princeton TX Special Assessment Revenue (Eastridge Public Imorovement Area No.2 Project)	4.500%	9/1/30	444	442
[11]	Prosper Independent School District GO	5.000%	2/15/27	1,500	1,605
[11]	Prosper Independent School District GO	5.000%	2/15/29	1,000	1,115
[11]	Prosper Independent School District GO	4.000%	2/15/30	1,400	1,444
[11]	Prosper Independent School District GO	4.000%	2/15/31	1,000	1,010
[11]	Prosper Independent School District GO PUT	2.000%	8/15/23	6,655	6,650
[11]	Prosper Independent School District GO PUT	3.000%	8/15/25	9,765	9,599
	Red River Education Finance Corp. College & University Revenue (St. Edwards University Project)	5.000%	6/1/26	430	436
	Red River Education Finance Corp. College & University Revenue (St. Edwards University Project)	5.000%	6/1/27	450	460
[11]	Richardson Independent School District GO	4.000%	2/15/25	2,405	2,407
[11]	Richardson Independent School District GO	4.000%	2/15/26	3,735	3,737
	Rockland County TX GO	5.000%	2/1/25	535	548
	Rockland County TX GO	5.000%	2/1/26	550	573
	Rockland County TX GO	5.000%	2/1/27	800	850

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[11]	Rockwall Independent School District GO	5.000%	2/15/25	1,500	1,541
[11]	Rockwall Independent School District GO	4.000%	2/15/28	265	277
	Rockwall TX GO	5.000%	8/1/23	1,660	1,660
[11]	Round Rock Independent School District GO	5.000%	8/1/25	1,000	1,035
	Round Rock Independent School District GO	5.000%	8/1/25	2,870	2,976
[11]	Round Rock Independent School District GO	5.000%	8/1/25	7,000	7,248
	Round Rock Independent School District GO	5.000%	8/1/25	1,550	1,607
[11]	Round Rock Independent School District GO	5.000%	8/1/26	5,100	5,376
	Round Rock Independent School District GO	5.000%	8/1/26	3,135	3,319
	Round Rock Independent School District GO	5.000%	8/1/27	3,375	3,653
	Round Rock TX GO	5.000%	8/15/27	610	659
	Round Rock TX GO	5.000%	8/15/28	640	705
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/26	1,700	1,754
	Sabine-Neches Navigation District GO (Sabine-Neches Waterway Project)	5.000%	2/15/29	1,300	1,438
	Sabine-Neches Navigation District GO (Sabine-Neches Waterway Project)	5.000%	2/15/30	1,000	1,124
	San Angelo TX GO	2.000%	2/15/25	2,720	2,646
	San Angelo TX GO	3.000%	2/15/26	5,580	5,573
	San Angelo TX GO	3.000%	2/15/27	5,750	5,741
	San Angelo TX GO	3.000%	2/15/29	5,510	5,486
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	4.000%	8/1/25	2,200	2,206
[11]	San Antonio Independent School District GO	5.000%	8/15/26	1,590	1,678
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	5.000%	9/15/27	5,320	5,704
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	5.000%	9/15/28	10,125	11,063
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	5.000%	9/15/29	11,435	12,719
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	5.000%	9/15/30	14,705	16,622
	San Antonio TX CP	3.200%	8/3/23	7,500	7,498
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/24	1,835	1,850
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/25	1,075	1,102
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/26	7,010	7,138
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	370	387
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	1,330	1,391
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/27	5,770	5,931
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	370	395
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	1.500%	2/1/28	3,325	2,892
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.125%	2/1/28	3,000	3,010
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/28	515	559
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/29	4,715	4,716
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.250%	2/1/29	11,405	11,491
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.250%	2/1/29	5,000	5,038

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/29	1,000	1,104
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/29	1,745	1,868
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/29	4,000	4,430
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/29	2,305	2,553
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	4,500	5,076
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	4,360	4,905
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/31	3,000	3,148
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/32	2,105	2,226
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/32	5,000	5,047
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/33	10,000	10,111
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/33	5,000	5,046
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/24	16,940	16,442
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/24	22,635	21,970
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/25	16,170	15,163
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.125%	12/1/26	5,000	4,424
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/26	10,010	9,991
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	12/1/27	9,855	9,019
[3]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.870%	4.850%	2/1/48	42,500	42,502
	San Antonio TX GO	5.000%	2/1/25	4,495	4,533
	San Antonio Water System Water Revenue	5.000%	5/15/25	650	670
	San Antonio Water System Water Revenue	5.000%	5/15/25	335	335
	San Antonio Water System Water Revenue	5.000%	5/15/27	1,000	1,074
	San Antonio Water System Water Revenue	5.000%	5/15/29	1,000	1,114
	San Antonio Water System Water Revenue	5.000%	5/15/30	1,000	1,132
	San Antonio Water System Water Revenue PUT	2.625%	5/1/24	16,520	16,340
	San Antonio Water System Water Revenue PUT	1.000%	11/1/26	11,335	10,040
[3]	San Antonio Water System Water Revenue, SIFMA Municipal Swap Index Yield + 0.650%	4.630%	5/1/44	25,195	25,151
	San Jacinto Community College District GO	5.000%	2/15/25	1,000	1,028
	San Jacinto Community College District GO	5.000%	2/15/27	560	599
	San Jacinto Community College District GO	5.000%	2/15/28	560	611
	San Patricio County TX GO	5.000%	4/1/24	100	101
	San Patricio County TX GO	5.000%	4/1/25	100	103
	San Patricio County TX GO	5.000%	4/1/26	150	157
	San Patricio County TX GO	5.000%	4/1/27	140	149
	San Patricio County TX GO	5.000%	4/1/28	450	488
	San Patricio County TX GO	5.000%	4/1/29	300	331
	San Patricio County TX GO	5.000%	4/1/30	500	563
[11]	Sheldon Independent School District GO	5.000%	2/15/25	3,015	3,097

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[11]	Sherman Independent School District GO PUT	2.000%	8/1/23	600	600
[11]	Sherman Independent School District GO PUT, Prere.	2.000%	8/1/48	190	190
[11]	Sherman Independent School District GO PUT, Prere.	2.000%	8/1/48	310	310
[11]	Socorro Independent School District GO	5.000%	8/15/24	1,175	1,196
[11]	Socorro Independent School District GO	5.000%	8/15/24	1,495	1,522
[11]	Socorro Independent School District GO	5.000%	2/15/25	1,000	1,027
[11]	Socorro Independent School District GO, Prere.	5.000%	8/15/23	250	250
[11]	Socorro Independent School District GO, Prere.	5.000%	8/15/24	3,705	3,770
[11]	Southside Independent School District GO	5.000%	8/15/23	300	300
[11]	Southside Independent School District GO	5.000%	8/15/24	250	254
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/23	700	702
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/24	500	509
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/25	5,000	5,187
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/26	1,000	1,058
[4]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/24	175	177
[4]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/26	325	338
[4]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/27	175	185
[11]	Southwest Independent School District GO	4.000%	2/1/25	570	577
[11]	Southwest Independent School District GO	4.000%	2/1/26	500	510
[11]	Southwest Independent School District GO	5.000%	2/1/27	650	693
[2,11]	Southwest Independent School District GO	5.000%	2/1/28	1,005	1,093
[2,11]	Southwest Independent School District GO	5.000%	2/1/29	950	1,051
[2,11]	Southwest Independent School District GO	5.000%	2/1/30	1,775	1,996
[2,11]	Southwest Independent School District GO	5.000%	2/1/31	1,000	1,143
[11]	Spring Branch Independent School District GO	5.000%	2/1/28	3,150	3,429
[11]	Spring Independent School District GO	5.000%	8/15/26	1,300	1,344
[11]	Spring Independent School District GO	5.000%	8/15/26	500	529
[11]	Spring Independent School District GO	4.000%	8/15/31	2,145	2,198
[11]	Spring Independent School District GO	4.000%	8/15/32	3,545	3,628
	Stephen F Austin State University College & University Revenue	5.000%	10/15/23	1,365	1,369
	Stephen F Austin State University College & University Revenue	5.000%	10/15/25	1,285	1,328
	Stephen F Austin State University College & University Revenue	5.000%	10/15/29	875	972
	Sugar Land TX GO	5.000%	2/15/25	500	513
	Tarrant County College District GO	5.000%	8/15/28	1,565	1,721
	Tarrant County College District GO	5.000%	8/15/29	3,195	3,583
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	375	376
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,950	1,975
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	400	407

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	805	801
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,470	1,512
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	400	414
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,500	3,659
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	675	706
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	225	237
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	400	424
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	175	188
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	485	525
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	300	325
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	400	440
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,000	1,117
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,000	2,265
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Buckner Senior Living Ventana Project)	6.000%	11/15/27	500	507
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (MRC Stevenson Oaks Project)	3.000%	11/15/26	180	172
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	7,435	7,708
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/30	11,020	12,162
[6]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	4.720%	8/3/23	4,775	4,775
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/23	3,000	3,007
[3,6]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.430%	8/1/50	29,485	29,479

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Tarrant County Hospital District GO TOB VRDO	4.050%	8/3/23	3,545	3,545
	Tarrant County TX GO	5.000%	7/15/25	300	311
	Tarrant County TX GO	5.000%	7/15/27	375	405
	Tarrant County TX GO	5.000%	7/15/28	300	331
	Tarrant County TX GO	5.000%	7/15/29	500	562
	Tarrant County TX GO	5.000%	7/15/30	520	593
	Tarrant Regional Water District Lease Revenue (Dallas City Project)	4.000%	9/1/27	5,830	6,036
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/28	3,000	3,080
	Temple TX GO	4.000%	8/1/32	1,630	1,670
[11]	Temple TX Independent School District GO	5.000%	2/1/28	1,105	1,206
[11]	Temple TX Independent School District GO	5.000%	2/1/29	1,280	1,423
[11]	Temple TX Independent School District GO	5.000%	2/1/30	1,575	1,783
	Temple TX Utility System Water Revenue	5.000%	8/1/28	1,160	1,277
	Texas A&M University College & University Revenue	5.000%	5/15/27	1,565	1,685
	Texas A&M University College & University Revenue	5.000%	5/15/28	2,000	2,146
	Texas A&M University College & University Revenue	5.000%	5/15/28	1,300	1,429
	Texas A&M University College & University Revenue	5.000%	5/15/29	2,145	2,401
	Texas A&M University College & University Revenue	5.000%	5/15/30	2,310	2,631
[11]	Texas City TX Independent School District GO	5.000%	8/15/23	590	590
[11]	Texas City TX Independent School District GO	5.000%	8/15/24	1,650	1,679
[11]	Texas City TX Independent School District GO	4.000%	2/15/25	1,430	1,447
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	4.750%	1/1/49	1,660	1,672
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	3.500%	3/1/51	8,180	7,981
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.500%	9/1/52	9,895	10,494
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.750%	1/1/53	3,080	3,295
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.500%	7/1/53	10,900	11,628
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.750%	3/1/54	14,555	15,855
	Texas GO	5.000%	8/1/25	2,000	2,073
	Texas GO	5.000%	8/1/25	2,510	2,601
	Texas GO	4.000%	8/1/26	1,450	1,469
	Texas GO	5.000%	10/1/26	5,550	5,659
	Texas GO	4.000%	8/1/27	2,250	2,283
	Texas GO	5.000%	10/1/27	3,120	3,184
	Texas GO	5.000%	10/1/27	4,285	4,335
	Texas GO	4.000%	8/1/28	1,250	1,269
	Texas GO	4.000%	8/1/29	2,750	2,793
	Texas GO	4.000%	8/1/30	1,500	1,523
	Texas GO	5.000%	8/1/30	3,500	3,786
	Texas GO	4.000%	8/1/31	1,250	1,268
[7]	Texas GO VRDO	4.050%	8/2/23	6,820	6,820
	Texas GO VRDO	4.050%	8/2/23	3,500	3,500
	Texas GO, Prere.	5.000%	4/1/24	10,115	10,226
	Texas GO, Prere.	5.000%	4/1/24	7,525	7,608
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/23	4,015	4,030
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	6.250%	12/15/26	43,270	44,967

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/23	4,520	4,530
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/24	5,200	5,239
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	3,410	3,448
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	7,700	7,826
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/27	15,375	15,648
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	18,890	19,328
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/29	1,400	1,439
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/31	2,270	2,351
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/24	840	852
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/25	2,150	2,201
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/30	3,700	4,020
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/32	1,000	998
	Texas Public Finance Authority College & University Revenue	5.000%	12/1/23	1,820	1,830
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/24	175	176
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/25	250	253
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/26	260	267
[1]	Texas Public Finance Authority College & University Revenue	5.000%	5/1/26	500	519
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/27	1,640	1,702
	Texas Public Finance Authority College & University Revenue	5.000%	12/1/27	1,000	1,058
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/28	725	762
[1]	Texas Public Finance Authority College & University Revenue	5.000%	5/1/28	640	683
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/29	1,810	1,926
[1]	Texas Public Finance Authority College & University Revenue	5.000%	5/1/29	1,000	1,079
[1]	Texas Public Finance Authority College & University Revenue	5.000%	5/1/30	1,000	1,090
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/26	2,555	2,673
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue (Texas Heroes Home Loan Program)	4.250%	3/1/49	1,555	1,550
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	4,111	4,202
[4]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/24	475	472
[4]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/25	650	640
[4]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/26	1,250	1,225

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/27	2,030	1,983
[4]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/28	1,500	1,460
[4,6]	Texas State Technical College & University Revenue TOB VRDO	4.180%	8/7/23	6,835	6,835
	Texas State University System College & University Revenue	5.000%	3/15/26	5,835	5,999
	Texas State University System College & University Revenue	5.000%	3/15/26	750	757
	Texas State University System College & University Revenue	5.000%	3/15/26	800	838
	Texas State University System College & University Revenue	5.000%	3/15/27	130	133
	Texas Tech University System College & University Revenue	3.350%	2/15/30	6,125	6,073
	Texas Transportation Commission GO PUT	0.650%	4/1/26	37,075	33,657
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/23	4,495	4,505
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/25	2,200	2,225
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/28	745	786
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	4/1/24	3,200	3,234
	Texas Water Development Board Water Revenue	5.000%	4/15/25	4,510	4,646
	Texas Water Development Board Water Revenue	5.000%	8/1/25	6,060	6,279
	Texas Water Development Board Water Revenue	5.000%	10/15/26	2,000	2,128
	Texas Water Development Board Water Revenue	5.000%	4/15/27	1,200	1,287
	Texas Water Development Board Water Revenue	5.000%	10/15/27	1,450	1,571
	Texas Water Development Board Water Revenue	5.000%	4/15/28	1,885	2,056
	Texas Water Development Board Water Revenue	5.000%	10/15/28	3,650	4,020
	Texas Water Development Board Water Revenue	5.000%	4/15/29	2,240	2,478
	Texas Water Development Board Water Revenue	5.000%	10/15/29	2,500	2,791
	Texas Water Development Board Water Revenue	5.000%	4/15/30	2,300	2,589
	Texas Water Development Board Water Revenue	4.000%	10/15/30	5,240	5,367
	Texas Water Development Board Water Revenue	5.000%	10/15/31	1,000	1,082
	Texas Water Development Board Water Revenue	4.000%	10/15/32	7,700	7,863
	Texas Water Development Board Water Revenue	4.000%	10/15/33	1,760	1,808
[11]	Texas Water Development Board Water Revenue PUT	2.750%	8/15/25	1,000	998
[11]	Tomball Independent School District GO	5.000%	2/15/25	5,000	5,143
[11]	Tomball Independent School District GO PUT	0.450%	8/15/23	1,375	1,373
[11]	Tomball Independent School District GO PUT	0.260%	8/15/24	2,350	2,252
	Travis County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.750%	8/1/25	1,500	1,496

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Travis County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	4.125%	6/1/27	3,500	3,502
	Travis County TX GO	5.000%	3/1/25	5,000	5,141
	Travis County TX GO	5.000%	3/1/26	5,000	5,242
	Travis County TX GO	5.000%	3/1/33	15,760	17,547
	Travis County TX Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	0.230%	2/1/24	4,125	4,038
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/24	1,495	1,520
	Trinity River Authority Central Regional Wastewater System Water Revenue	5.000%	8/1/23	1,090	1,090
	Trinity River Authority Water Revenue	5.000%	2/1/28	100	104
[11]	Tyler Independent School District GO	5.000%	2/15/27	1,400	1,499
[11]	Tyler Independent School District GO	5.000%	2/15/28	1,000	1,093
[11]	Tyler Independent School District GO	5.000%	2/15/30	1,000	1,133
[11]	Tyler Independent School District GO	4.000%	2/15/32	3,595	3,623
	University of Houston College & University Revenue	5.000%	2/15/26	6,060	6,349
	University of Houston College & University Revenue	5.000%	2/15/27	8,660	9,268
	University of Houston College & University Revenue	5.000%	2/15/31	1,490	1,550
	University of North Texas System College & University Revenue	5.000%	4/15/24	2,250	2,276
	University of North Texas System College & University Revenue	5.000%	4/15/25	1,135	1,168
	University of Texas System College & University Revenue	5.000%	8/15/23	1,025	1,026
	University of Texas System College & University Revenue	5.000%	8/15/25	5,445	5,648
	University of Texas System College & University Revenue	5.000%	8/15/25	5,500	5,705
	University of Texas System College & University Revenue	5.000%	8/15/25	2,945	3,055
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/25	425	429
[11]	Waco Independent School District GO, Prere.	5.000%	8/15/24	3,840	3,902
	Waco TX GO	4.000%	2/1/28	1,725	1,801
	Waco TX GO	4.000%	2/1/29	3,590	3,737
[11]	Waller Consolidated Independent School District GO	5.000%	2/15/27	825	881
[1]	Waller Consolidated Independent School District GO	5.000%	2/15/27	1,260	1,343
[11]	Waller Consolidated Independent School District GO	5.000%	2/15/28	530	576
[1]	Waller Consolidated Independent School District GO	5.000%	2/15/30	1,245	1,407
[11]	Waller Consolidated Independent School District GO	4.000%	2/15/32	1,000	1,016
	Waxahachie TX GO	4.000%	8/1/30	1,000	1,038
[11]	Weslaco Independent School District GO	4.000%	2/15/32	1,220	1,241
[1]	West Travis County Public Utility Agency Water Revenue	5.000%	8/15/23	1,060	1,061
	Williamson County TX GO	5.000%	2/15/28	25	26
	Williamson County TX GO	5.000%	2/15/28	10,000	10,917
	Williamson County TX GO	5.000%	2/15/29	23,265	25,901
	Williamson County TX GO	4.000%	2/15/33	2,140	2,175
	Williamson County TX GO	4.000%	2/15/34	2,250	2,287
[11]	Willis Independent School District GO	4.000%	2/15/26	650	665
[11]	Willis Independent School District GO	4.000%	2/15/27	795	824

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[11]	Willis Independent School District GO	4.000%	2/15/28	1,955	2,048
[11]	Willis Independent School District GO	4.000%	2/15/28	1,180	1,239
[11]	Wylie Independent School District / Taylor County GO	4.000%	2/15/31	1,925	1,966
[11]	Wylie Independent School District GO	0.000%	8/15/23	2,225	2,222
[11]	Wylie Independent School District GO	0.000%	8/15/24	1,675	1,615
[11]	Wylie Independent School District GO	0.000%	8/15/25	1,240	1,155
[11]	Ysleta Independent School District GO	5.000%	8/15/26	1,040	1,102
					2,898,411
Utah (0.3%)
	Alpine School District	2.950%	3/15/33	7,525	7,180
	Central Utah Water Conservancy District Water Revenue	5.000%	10/1/23	1,450	1,454
	Davis School District GO	4.000%	6/1/25	4,395	4,444
	Granite School District Board of Education GO	5.000%	6/1/28	5,315	5,856
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/29	1,835	2,055
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/30	1,720	1,955
	University of Utah College & University Revenue	5.000%	8/1/26	365	386
	University of Utah College & University Revenue	5.000%	8/1/28	375	413
[10]	Utah Board of Higher Education College & University Revenue	5.500%	4/1/29	12,825	14,068
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/24	170	172
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/25	135	138
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/26	125	129
	Utah County Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	2,735	2,872
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	23,245	23,413
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	2,500	2,535
	Utah GO, Prere.	5.000%	1/1/25	9,355	9,589
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	4.000%	9/1/24	1,750	1,748
	Utah Infrastructure Agency Telecom Revenue	3.000%	10/15/25	265	256
	Utah Infrastructure Agency Telecom Revenue	4.000%	10/15/27	550	541
	Utah State University College & University Revenue	4.000%	12/1/27	480	488
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/24	500	506
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/26	500	522
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/28	700	757
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/29	750	824
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/30	1,000	1,115
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/25	280	289
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	255	263
[4]	Vineyard Redevelopment Agency Tax Allocation Revenue	5.000%	5/1/24	350	354
[4]	Vineyard Redevelopment Agency Tax Allocation Revenue	5.000%	5/1/26	750	785

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Vineyard Redevelopment Agency Tax Allocation Revenue	5.000%	5/1/28	450	489
					85,596
Vermont (0.0%)
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/25	500	519
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/26	500	529
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/24	100	100
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/25	115	114
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/26	500	491
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/27	160	156
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/28	225	218
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/29	440	422
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/30	225	214
	Vermont Educational & Health Buildings Financing Agency Miscellaneous Revenue	5.000%	12/1/24	500	508
					3,271
Virgin Islands (0.0%)
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/25	510	517
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/26	1,265	1,280
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/27	1,900	1,920
[6]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/25	150	151
					3,868
Virginia (1.2%)
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	375	378
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	650	666
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	815	844
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	820	852
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	265	271
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,100	1,166
	Arlington County Industrial Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/26	2,915	3,001
	Arlington County VA GO, Prere.	4.000%	8/1/23	7,780	7,780
	Arlington County VA GO, Prere.	4.000%	8/1/23	13,670	13,670
	Arlington County VA GO, Prere.	2.500%	8/15/29	10,000	9,555
	Chesapeake Bay Bridge & Tunnel District Highway Revenue BAN	5.000%	11/1/23	66,675	66,845

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chesapeake Economic Development Authority Electric Power & Light Revenue PUT	3.650%	10/1/27	1,580	1,570
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	885	895
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	3,025	3,103
	Fairfax County Economic Development Authority Lease (Appropriation) Revenue (County Facilities Project)	5.000%	10/1/24	2,135	2,179
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	5.000%	5/15/28	3,750	4,080
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	5.000%	5/15/29	2,750	3,041
	Fairfax County VA GO	5.000%	10/1/25	1,505	1,538
	Fairfax County VA GO, Prere.	5.000%	10/1/23	10,215	10,243
	Halifax County IDA Electric Power & Light Revenue PUT	1.650%	5/31/24	1,495	1,457
	Hampton Roads Transportation Accountability Commission Appropriations Revenue BAN, ETM	5.000%	7/1/26	51,190	54,023
[6]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	700	693
[6]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	1,700	1,548
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	500	502
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,000	1,010
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,680	1,729
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	415	412
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	420	415
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/27	440	429
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/28	455	440
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/29	230	221
	Lexington IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/24	1,015	1,013
	Loudoun County Economic Development Authority Lease (Appropriation) Revenue	5.000%	12/1/25	1,000	1,044
	Loudoun County VA GO	5.000%	12/1/27	2,110	2,305
	Loudoun County VA GO	5.000%	12/1/28	2,115	2,362
	Louisa IDA Nuclear Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	9,000	8,264
	Louisa IDA Nuclear Revenue PUT	3.650%	10/1/27	3,435	3,413

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	1,055	1,059
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,455	1,474
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,420	1,453
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/24	820	822
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/25	685	691
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/26	1,800	1,835
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/27	1,000	1,032
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	3,070	3,064
	Norfolk Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/28	2,380	2,592
	Norfolk Redevelopment & Housing Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/24	640	635
	Norfolk Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT (Braywood Manor Apartments Project)	5.000%	5/1/26	1,500	1,541
	Norfolk VA GO, Prere.	5.000%	10/1/26	2,500	2,660
	Norfolk VA GO, Prere.	5.000%	10/1/26	1,040	1,107
[6]	Peninsula Town Center Community Development Authority Special Assessment Revenue	4.000%	9/1/23	75	75
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	645	640
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/26	910	897
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/27	955	935
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/28	1,000	973
[6,7]	Suffolk Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.080%	8/3/23	50,250	50,250
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	400	400
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	910	915
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/26	10,500	10,999
	Virginia College Building Authority Appropriations Revenue (21st Century College Program)	5.000%	2/1/31	2,200	2,337
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/25	350	352
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/27	400	413
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/28	425	443

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	5.000%	5/15/25	4,090	4,223
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	5.000%	5/15/26	7,550	7,966
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	1.300%	12/1/28	1,165	1,002
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	1.550%	12/1/29	500	427
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/25	5,000	5,183
	Virginia Public School Authority Lease (Appropriation) Revenue	5.000%	4/15/25	12,620	13,018
	Virginia Public School Authority Lease (Appropriation) Revenue	4.000%	4/15/26	10,000	10,251
	Virginia Public School Authority Lease Revenue	5.000%	8/1/23	15	15
	Virginia Public School Authority Lease Revenue	4.000%	8/1/25	5,065	5,103
	Virginia Public School Authority Lease Revenue	5.000%	8/1/27	6,915	7,175
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/23	300	298
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	605	607
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,210	1,236
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/26	235	222
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,325	1,368
[6,7]	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.200%	8/3/23	3,860	3,860
	Wise County IDA Electric Power & Light Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	6,385	5,863
	York County Economic Development Authority Electric Power & Light Revenue (Virginia Electric & Power Company Project) PUT	3.650%	10/1/27	2,765	2,748
					373,116
Washington (2.1%)
	Auburn School District No. 408 of King & Pierce Counties GO	4.000%	12/1/32	3,455	3,518
	Benton County School District No 400 Richland GO	5.000%	12/1/31	1,500	1,605
	Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	4.000%	11/1/25	10,000	10,213
	Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	10,000	10,429
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/29	2,000	2,268
[3]	Central Puget Sound Regional Transit Authority Sales Tax Revenue, SIFMA Municipal Swap Index Yield + 0.200%	4.180%	11/1/45	5,310	5,191
[3]	Central Puget Sound Regional Transit Authority Sales Tax Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.430%	11/1/45	18,625	18,627
	Chelan County Public Utility District No. 1 Multiple Utility Revenue	5.000%	7/1/25	1,000	1,033
	Clark County School District No. 114 Evergreen GO	5.000%	12/1/26	6,500	6,927

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Clark County School District No. 117 Camas GO	4.000%	12/1/30	3,825	3,937
Clark County School District No. 37 Vancouver GO	5.000%	12/1/26	15	16
Energy Northwest Nuclear Revenue	5.000%	7/1/27	5,200	5,495
Energy Northwest Nuclear Revenue (Project No. 1 Electric Revenue)	5.000%	7/1/27	5,000	5,397
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	100	106
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/25	11,675	12,085
Franklin County School District No. 1 Pasco GO	4.000%	12/1/27	3,990	4,162
Franklin County School District No. 1 Pasco GO	4.000%	12/1/28	6,060	6,387
Franklin County School District No. 1 Pasco GO	5.000%	12/1/32	2,790	3,011
Grant & Douglas Counties School District No. 144-101 Quincy GO	4.000%	12/1/32	3,610	3,675
Grant County Public Utility District No. 2 Electric Power & Light Revenue	5.000%	1/1/24	255	257
Grant County Public Utility District No. 2 Electric Power & Light Revenue	5.000%	1/1/25	285	292
Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/26	1,120	1,172
Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/27	675	721
Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/28	750	818
Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/29	950	1,056
Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/30	2,200	2,486
Grant County Public Utility District No. 2 Electric Power & Light Revenue PUT	2.000%	12/1/23	13,750	13,683
Grant County Public Utility District No. 2 Electric Power & Light Revenue PUT	2.000%	12/1/25	12,095	11,578
King County Housing Authority Local or Guaranteed Housing Revenue	2.000%	10/1/23	50	50
King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/24	215	213
King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	10/1/24	135	134
King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/25	140	138
King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	10/1/25	75	74
King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	6/1/26	450	454
King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/26	75	76
King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	6/1/27	650	660
King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/27	150	153
King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/28	150	153
King County Public Hospital District No. 2 GO, Prere.	5.000%	12/1/24	100	102

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	King County School District No. 403 Renton GO	5.000%	12/1/25	1,000	1,043
	King County School District No. 409 Tahoma GO	5.000%	12/1/25	1,575	1,584
	King County School District No. 410 Snoqualmie Valley GO	5.000%	12/1/32	3,200	3,298
	King County School District No. 411 Issaquah GO	4.000%	12/1/31	1,000	1,023
	King County WA Sewer Revenue	5.000%	7/1/25	1,480	1,504
[3]	King County WA Sewer Revenue, SIFMA Municipal Swap Index Yield + 0.230%	4.210%	1/1/40	23,500	22,927
	Lewis & Thurston Counties School District No. 401 Centralia GO	5.000%	12/1/23	270	271
	Lewis & Thurston Counties School District No. 401 Centralia GO	5.000%	12/1/24	335	343
	Pierce County School District No. 320 Sumner GO	4.000%	12/1/31	1,260	1,286
	Pierce County School District No. 401 Peninsula GO	5.000%	12/1/23	500	503
	Pierce County School District No. 402 Franklin Pierce GO	5.000%	12/1/25	1,000	1,043
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/28	500	508
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/29	3,000	3,330
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/30	7,045	7,949
	Richland WA Waterworks Utility Water Revenue	5.000%	11/1/33	1,270	1,348
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Northgate Plaza Project)	1.000%	6/1/26	4,340	3,975
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	7/1/33	1,310	1,350
[3]	Seattle WA Municipal Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.490%	4.470%	11/1/46	5,025	5,026
[6]	Seattle WA Municipal Light & Power Electric Power & Light Revenue TOB VRDO	4.100%	8/1/23	29,905	29,905
[3]	Seattle WA Municipal Light & Power Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.250%	4.230%	5/1/45	7,650	7,525
[3]	Seattle WA Municipal Light & Power Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.490%	4.470%	11/1/46	1,500	1,500
	Skagit County Consolidated School District No. 320 Mount Vernon GO	5.000%	12/1/31	1,000	1,079
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	1,915	1,913
	Snohomish County School District No. 4 Lake Stevens GO	4.000%	12/1/32	1,150	1,170
	Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	1,550	1,551
	Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.250%	6/1/32	460	457
	University of Washington College & University Revenue	5.000%	4/1/25	310	319
	University of Washington College & University Revenue	4.000%	12/1/30	2,835	2,875
	University of Washington College & University Revenue PUT	4.000%	8/1/27	14,805	15,182
	Washington GO	5.000%	7/1/24	13,825	14,039

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington GO	5.000%	6/1/25	3,000	3,103
	Washington GO	5.000%	8/1/25	10,865	11,274
	Washington GO	5.000%	8/1/25	5,135	5,328
	Washington GO	5.000%	2/1/26	1,500	1,500
	Washington GO	5.000%	7/1/26	10,000	10,568
	Washington GO	5.000%	7/1/26	10,000	10,568
	Washington GO	5.000%	8/1/26	12,455	13,187
	Washington GO	5.000%	8/1/26	9,015	9,015
	Washington GO	5.000%	8/1/26	5,570	5,897
	Washington GO	5.000%	8/1/26	10,000	10,587
	Washington GO	5.000%	6/1/27	5,200	5,603
	Washington GO	5.000%	7/1/27	7,000	7,556
	Washington GO	5.000%	8/1/27	10,000	10,815
	Washington GO	5.000%	2/1/28	3,000	3,076
	Washington GO	4.000%	7/1/28	25,000	26,430
	Washington GO	4.000%	7/1/28	5,000	5,286
	Washington GO	5.000%	7/1/28	10,000	11,004
	Washington GO	5.000%	8/1/28	10,000	11,024
	Washington GO	4.000%	7/1/29	10,000	10,001
	Washington GO	5.000%	8/1/31	15,040	16,195
	Washington GO	5.000%	8/1/31	3,000	3,102
	Washington GO	5.000%	8/1/35	1,000	1,031
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	725	725
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	1,415	1,439
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,000	1,021
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	2,000	2,041
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,235	2,273
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	670	687
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,945	2,015
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	2,250	2,330
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	3,000	3,064
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	4,000	4,073
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	3,025	3,191
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	10,140	10,305
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	19,350	19,648
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	6,500	6,533
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	33,020	33,593
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	24,710	25,446
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/30	34,895	34,990
[6]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.060%	8/3/23	8,800	8,800

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 1.400%	5.380%	1/1/35	4,620	4,621
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	4.000%	5/1/33	1,525	1,541
	Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	5.000%	1/1/24	1,005	1,011
	Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	5.000%	1/1/26	555	579
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/24	450	451
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/28	540	567
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/26	350	358
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/27	200	207
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	1,295	1,304
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/32	1,000	1,006
[6]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	5.000%	1/1/24	605	604
[6]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	3.750%	7/1/26	670	637
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	4.000%	6/1/49	2,790	2,767
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.000%	12/1/50	905	872
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	12/1/52	2,775	2,881
[3]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 0.550%	4.530%	12/1/48	5,000	4,999
	Washington State University College & University Revenue	5.000%	10/1/23	350	351
	Washington State University College & University Revenue	5.000%	10/1/24	585	596
[1]	Western Washington University College & University Revenue	4.000%	4/1/24	250	251
					654,105
West Virginia (0.2%)
[4]	Cabell County Board of Education GO	2.000%	6/1/26	3,685	3,513
[4]	Cabell County Board of Education GO	2.000%	6/1/27	4,510	4,230
[4]	Cabell County Board of Education GO	2.000%	6/1/28	3,400	3,131
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	120	121

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,005	2,018
[6]	Monongalia County WV Tax Allocation Revenue	5.000%	6/1/33	1,000	1,023
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/24	6,690	6,817
	West Virginia Economic Development Authority Industrial Revenue PUT	2.550%	4/1/24	10,000	9,864
	West Virginia Economic Development Authority Industrial Revenue PUT	0.625%	12/15/25	3,500	3,190
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/32	2,400	2,452
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/24	1,010	1,025
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/25	1,150	1,187
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/30	2,065	2,217
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	1,900	1,904
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,065	1,074
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,370	1,391
[6]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.720%	8/1/23	4,105	4,105
[6]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.130%	8/3/23	5,765	5,765
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/24	2,350	2,389
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/25	2,465	2,555
	West Virginia University College & University Revenue (West Virginia University Projects), Prere.	5.000%	10/1/24	10,500	10,721
	West Virginia University College & University Revenue PUT	5.000%	10/1/29	1,890	2,071
					72,763
Wisconsin (2.0%)
	Burnett County WI GO	2.000%	11/1/26	1,010	953
	Burnett County WI GO	3.000%	11/1/27	1,285	1,276
	Burnett County WI GO	3.000%	11/1/28	1,325	1,317
	Cameron School District Miscellaneous Revenue BAN	4.500%	12/12/23	3,050	3,054
	Dane County WI GO	2.000%	4/1/27	3,405	3,166
	Dane County WI GO	2.000%	4/1/28	1,715	1,576
	DeForest WI Area School District GO	5.000%	4/1/26	1,535	1,615
[6]	Gibraltar Area School District Miscellaneous Revenue BAN	4.500%	11/15/23	14,900	14,910
	Hudson School District Revenue BAN	4.500%	12/5/23	14,500	14,514
	Middleton-Cross Plains Area School District GO	3.000%	3/1/28	3,125	3,147
	Middleton-Cross Plains Area School District GO	3.000%	3/1/29	2,785	2,811
	Milwaukee WI GO	5.000%	4/1/24	5,060	5,094
	Milwaukee WI GO	4.000%	3/15/25	3,000	3,003
	Milwaukee WI GO	5.000%	4/1/26	3,785	3,902
	Milwaukee WI GO	5.000%	4/1/26	5,425	5,593
	Milwaukee WI GO	5.000%	4/1/26	12,535	12,924

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Milwaukee WI GO	5.000%	4/1/26	1,345	1,393
	Milwaukee WI GO	5.000%	4/1/27	5,240	5,522
	Milwaukee WI GO	5.000%	4/1/27	2,945	3,104
	Milwaukee WI GO	5.000%	4/1/27	8,800	9,274
[1]	Milwaukee WI GO	5.000%	4/1/27	1,310	1,384
[4]	Milwaukee WI GO	5.000%	4/1/27	1,350	1,421
	Milwaukee WI GO	5.000%	4/1/28	3,735	4,004
	Milwaukee WI GO	5.000%	4/1/28	700	750
	Milwaukee WI GO	5.000%	4/1/28	8,805	9,439
[4]	Milwaukee WI GO	5.000%	4/1/28	6,665	7,166
[1]	Milwaukee WI GO	5.000%	4/1/28	1,320	1,419
[4]	Milwaukee WI GO	5.000%	4/1/28	1,680	1,793
	Milwaukee WI GO	5.000%	4/1/29	1,050	1,141
	Milwaukee WI GO	5.000%	4/1/29	3,615	3,827
[1]	Milwaukee WI GO	5.000%	4/1/29	2,655	2,903
[4]	Milwaukee WI GO	5.000%	4/1/29	1,685	1,821
	Milwaukee WI GO	5.000%	4/1/30	1,335	1,414
[4]	Milwaukee WI GO	5.000%	4/1/30	6,765	7,374
	Milwaukee WI GO	5.000%	4/1/31	1,770	1,875
[1]	Milwaukee WI GO	3.000%	4/1/33	1,415	1,335
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/26	500	526
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/28	1,800	1,957
[6]	Necedah Area School District Miscellaneous Revenue BAN	4.500%	3/1/24	3,500	3,502
	Oregon School District GO	3.050%	3/1/30	3,190	3,145
[6]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/26	430	428
	Public Finance Authority Charter School Aid Revenue	4.000%	7/1/26	185	181
[6]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/28	275	274
[6]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/28	440	435
	Public Finance Authority Charter School Aid Revenue	4.000%	7/1/28	470	458
[6]	Public Finance Authority Charter School Aid Revenue	4.000%	6/15/29	450	420
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/25	600	616
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.300%	10/1/26	15,070	14,968
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.700%	10/1/30	18,575	18,708
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	275	276
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	3,325	3,352
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	425	432
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,490	1,520
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	225	230
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	6,155	6,376
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	445	458

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	400	412
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	610	595
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	3,000	3,167
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,100	1,147
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	3,880	3,988
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	850	886
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	250	261
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	195	189
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	4,680	5,035
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	2,295	2,422
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	250	264
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/28	255	244
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	4,045	4,435
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/29	320	303
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	1,050	1,082
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	5.000%	7/1/27	1,080	1,156
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	5.000%	7/1/28	875	955
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	5.000%	7/1/29	1,000	1,112
[6]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Searstone CCRC Project)	2.250%	6/1/27	4,000	3,713
[6]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Searstone CCRC Project)	4.000%	6/1/31	7,830	7,184
	Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/30	4,350	4,365
	Public Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/23	815	818
	Public Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/24	2,555	2,607
	Public Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/25	4,485	4,655
	Public Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/26	4,710	4,986
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	7/1/26	4,800	4,716
	Rosendale-Brandon School District Revenue BAN, Prere.	4.500%	9/20/23	13,350	13,369
	Sauk Prairie School District GO	5.000%	3/1/26	225	235
	Sauk Prairie School District GO	5.000%	3/1/27	225	239
	Sun Prairie WI Area School District GO	5.000%	3/1/25	325	334

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sun Prairie WI Area School District GO	5.000%	3/1/26	330	346
	Valders Area School District Revenue BAN	4.500%	11/25/23	4,950	4,953
	Verona Area School District GO	5.000%	4/1/25	1,695	1,743
	Waukesha School District GO	4.000%	4/1/24	780	783
	Waukesha School District GO	4.000%	4/1/25	825	834
	Waukesha WI GO	2.000%	10/1/23	1,265	1,260
	Waukesha WI GO	5.000%	10/1/24	200	204
	Waukesha WI GO	2.000%	10/1/26	2,455	2,308
	Waukesha WI GO	2.000%	10/1/27	3,000	2,789
	Waukesha WI GO	5.000%	10/1/27	280	302
	Waukesha WI GO	2.000%	10/1/28	3,000	2,753
	Waukesha WI GO	5.000%	10/1/28	265	292
	Waunakee Community School District GO	3.250%	4/1/28	24,000	23,624
	Wausau School District GO	5.000%	3/1/28	2,845	3,099
	Wausau School District GO	5.000%	3/1/29	4,530	5,020
	Waushara County WI Miscellaneous Revenue	4.500%	6/1/27	2,630	2,688
	Wauwatosa School District GO	5.000%	3/1/25	5,550	5,695
	Winneconne Community School District GO BAN	4.500%	11/24/23	11,500	11,507
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/28	1,050	866
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/28	265	219
	Wisconsin GO	5.000%	5/1/24	15,100	15,293
	Wisconsin GO	5.000%	11/1/27	1,780	1,874
[3]	Wisconsin GO, SIFMA Municipal Swap Index Yield + 0.420%	4.400%	5/1/25	2,500	2,494
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/23	350	351
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/23	325	326
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/24	350	356
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/25	600	621
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/26	1,100	1,160
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	525	525
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	125	125
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/23	500	501
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	1,075	1,084
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,000	1,013
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	950	966
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	155	153
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/24	500	504

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	100	102
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/24	970	989
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	205	202
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	725	750
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	240	235
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/25	500	507
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	14,595	15,112
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	125	129
[4]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	685	710
[6]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	1,000	1,018
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,042
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	350	339
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/26	635	648
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	16,450	17,297
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	2,855	2,901
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	200	209
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	360	346
[4]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	3,000	3,159
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	150	159
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/28	375	353
[4]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	850	910

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	275	298
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	8,000	8,136
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	175	193
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	275	308
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,010	1,026
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/34	8,355	8,439
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/3/24	3,340	3,394
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/25	9,000	9,081
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/24/26	2,260	2,359
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/24/26	1,575	1,644
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/29/26	6,075	6,349
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/27	8,330	8,551
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	8,130	8,487
[6,7]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.150%	8/1/23	13,100	13,100
[6,7]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.380%	8/1/23	12,800	12,800
[6]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.180%	8/3/23	8,560	8,560
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	8/15/23	3,000	3,002
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.600%	4.160%	8/15/54	4,000	3,882
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	4.000%	3/1/47	5,135	5,093
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	3.000%	3/1/52	1,875	1,801

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	5.000%	3/1/53	11,245	11,595
Wisconsin Housing & Economic Development Authority Home Ownership Revenue Local or Guaranteed Housing	4.000%	3/1/48	4,310	4,280
Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	4.000%	11/1/25	15,690	15,696
Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	0.450%	9/1/23	775	773
Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	0.550%	3/1/24	840	824
Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	0.600%	9/1/24	1,050	1,015
Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	0.700%	3/1/25	475	452
Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	0.850%	9/1/25	900	848
Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	0.950%	3/1/26	875	813
Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	1.050%	9/1/26	820	755
Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	1.150%	3/1/27	850	774
Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	1.250%	9/1/27	870	788
Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	1.400%	3/1/28	750	673
Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	1.500%	9/1/28	790	706
Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	1.600%	3/1/29	855	760
Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	1.700%	9/1/29	835	741
Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	4.250%	3/1/49	1,570	1,565
Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.400%	11/1/23	655	648
Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.610%	5/1/24	2,115	2,048
Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.500%	11/1/24	1,000	947
Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	4.130%	12/2/24	4,695	4,669

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.810%	5/1/25	6,435	6,106
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	3.750%	11/1/26	13,030	13,015
[6]	Yorkville Joint No. 2 School District Miscellaneous Revenue BAN	4.500%	12/6/23	6,050	6,053
					609,145
Wyoming (0.1%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/24	120	120
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/25	120	121
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/26	95	97
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/27	180	185
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/28	220	228
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/29	120	125
	Sweetwater County WY Industrial Revenue (Idaho Power Co. Project)	1.700%	7/15/26	34,000	31,602
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	3.500%	6/1/52	1,065	1,039
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	5.750%	6/1/53	3,010	3,209
					36,726
Total Tax-Exempt Municipal Bonds (Cost $31,248,580)					30,451,226

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[20]	Vanguard Municipal Cash Management Fund (Cost $160,021)	4.050%	1,600,085	160,024
Total Investments (100.2%) (Cost $31,408,601)				30,611,250
Other Assets and Liabilities—Net (-0.2%)				(71,376)
Net Assets (100%)				30,539,874
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2023.
3	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
4	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
5	Step bond.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, the aggregate value was $2,214,051,000, representing 7.2% of net assets.
7	Scheduled principal and interest payments are guaranteed by bank letter of credit.
8	Non-income-producing security—security in default.
9	Securities with a value of $4,779,000 have been segregated as initial margin for open futures contracts.
10	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
11	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
12	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
13	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
14	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
15	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
16	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
17	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
18	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
19	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
20	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
LIBOR—London Interbank Offered Rate.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
USD—U.S. dollar.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2023	2,286	464,129	(7,649)

Short Futures Contracts
5-Year U.S. Treasury Note	September 2023	(2,493)	(266,303)	4,838
				(2,811)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	30,451,226	—	30,451,226
Temporary Cash Investments	160,024	—	—	160,024
Total	160,024	30,451,226	—	30,611,250
Derivative Financial Instruments
Assets
Futures Contracts[1]	4,838	—	—	4,838
Liabilities
Futures Contracts[1]	7,649	—	—	7,649
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.